UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-23308

PPM Funds

(Exact Name of registrant as specified in charter)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Daniel W. Koors

PPM Funds

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of fiscal year end: December 31

Date of reporting period: July 1, 2018 – September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.2%
American Airlines Pass-Through Trust
Series 2016-AA-2, 3.20%, 06/15/28	184,400	174,369
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	265,000	257,121
AmeriCredit Automobile Receivables Trust
Series 2016-A3-1, 1.81%, 10/08/20	96,112	96,034
Ascentium Equipment Receivables Trust
Series 2017-A2-2A, 2.00%, 05/11/20 (a)	36,029	35,833
Series 2018-A2-1A, 2.92%, 12/10/20 (a)	73,000	72,873
Series 2017-A3-2A, 2.31%, 12/10/21 (a)	64,000	62,797
Banc of America Re-REMIC Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (a)	375,000	365,878
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (a)	100,000	99,448
BMW Floorplan Master Owner Trust
Series 2018-A1-1, 3.15%, 05/17/21 (a)	100,000	100,087
Capital One Multi-Asset Execution Trust
Series 2016-A1-A1, 2.61%, (1M US LIBOR + 0.45%), 04/15/19 (b)	500,000	501,075
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (a)	111,000	110,362
Chase Issuance Trust
Series 2014-A5-A5, 2.53%, (1M US LIBOR + 0.37%), 04/15/19 (b)	500,000	500,860
Series 2016-A-A2, 1.37%, 06/17/19	250,000	247,634
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (a)	109,135	108,385
Citibank Credit Card Issuance Trust
Series 2017-A9-A9, 1.80%, 09/20/19	700,000	693,078
Continental Airlines Inc. Pass-Through Trust
Series 2012-B-1, 6.25%, 04/11/20	12,331	12,585
Series 2012-A-1, 4.15%, 04/11/24	56,543	56,826
Series 2012-A-2, 4.00%, 10/29/24	50,216	50,327
CSMC Trust
Series 2017-A3-HL2, 3.50%, 10/25/47 (a) (b)	103,719	100,736
Dell Equipment Finance Trust
Series 2017-A2-1, 1.86%, 06/24/19 (a)	62,801	62,769
Series 2018-A2A-1, 2.97%, 10/22/20 (a)	106,000	106,026
Series 2017-A3-2, 2.19%, 10/24/22 (a)	100,000	98,927
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (a)	74,670	74,469
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 07/15/33 (a)	72,523	71,878
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 2.39%, (1M US LIBOR + 0.32%), 02/25/20 (b)	225,000	225,062
GM Financial Automobile Leasing Trust
Series 2016-A3-2, 1.62%, 09/20/19	48,058	48,002
Series 2017-A3-1, 2.06%, 05/20/20	250,000	249,077
GM Financial Consumer Automobile Receivables Trust
Series 2018-A1-3, 2.37%, 07/16/19	204,042	204,038
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A3-1, 2.06%, 06/22/20 (a)	100,000	99,504
Series 2018-A3-1, 2.60%, 06/15/21 (a)	100,000	99,085
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/10/22 (a)	158,000	157,013
JPMorgan Mortgage Trust
Series 2017-A6-4, REMIC, 3.00%, 11/25/47 (a) (b)	208,605	205,005
Series 2017-A6-6, REMIC, 3.00%, 01/25/48 (a) (b)	113,350	111,394
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (a)	188,202	186,750
Series 2018-A2-1A, 2.80%, 02/16/21 (a)	141,000	140,748
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (a)	105,896	104,355
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 08/25/48 (c) (d)	100,000	99,348
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (a)	73,604	73,545
	Shares/Par[1]	Value ($)
Verizon Owner Trust
Series 2017-A-2A, 1.92%, 12/20/21 (a)	500,000	493,518
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 07/15/50 (b)	57,000	55,793
Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,621,192)		6,612,614
CORPORATE BONDS AND NOTES 43.3%
Communication Services 1.9%
AT&T Inc.
3.51%, (3M US LIBOR + 1.18%), 06/12/24 (b)	165,000	165,650
5.25%, 03/01/37	87,000	85,966
CCO Holdings LLC
5.13%, 05/01/27 (a)	137,000	130,065
Charter Communications Operating LLC
6.38%, 10/23/35	107,000	115,299
6.83%, 10/23/55	51,000	56,165
Comcast Corp.
3.40%, 07/15/46	60,000	48,583
Hughes Satellite Systems Corp.
5.25%, 08/01/26	71,000	69,381
Numericable - SFR SA
7.38%, 05/01/26 (a)	95,000	94,988
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	150,000	149,813
Vodafone Group Plc
5.00%, 05/30/38	32,000	31,510
		947,420
Consumer Discretionary 1.8%
Ford Motor Co.
5.29%, 12/08/46	45,000	39,940
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	118,000	114,035
Hilton Worldwide Finance LLC
4.63%, 04/01/25	14,000	13,744
Home Depot Inc.
2.13%, 09/15/26	128,000	114,736
Nemak SAB de CV
4.75%, 01/23/25 (a)	200,000	195,921
Netflix Inc.
5.88%, 11/15/28 (a)	75,000	74,948
Sands China Ltd.
5.40%, 08/08/28 (a) (e) (f)	311,000	309,340
Target Corp.
3.90%, 11/15/47	62,000	58,228
		920,892
Consumer Staples 1.4%
BAT Capital Corp.
3.56%, 08/15/27 (a)	80,000	74,450
4.39%, 08/15/37 (a)	165,000	153,609
4.54%, 08/15/47 (a)	35,000	32,185
General Mills Inc.
4.20%, 04/17/28	21,000	20,689
Kraft Heinz Foods Co.
5.00%, 07/15/35	71,000	70,086
Pilgrim's Pride Corp.
5.88%, 09/30/27 (a)	64,000	60,536
Post Holdings Inc.
5.63%, 01/15/28 (a)	22,000	21,204
Reynolds American Inc.
4.45%, 06/12/25	105,000	105,677
5.70%, 08/15/35	46,000	49,104
7.00%, 08/04/41	45,000	53,371
Tyson Foods Inc.
5.10%, 09/28/48	57,000	57,804
		698,715
Energy 4.0%
Andeavor Corp.
3.80%, 04/01/28	30,000	28,658
4.50%, 04/01/48	35,000	32,493
Andeavor Logistics LP
3.50%, 12/01/22	46,000	45,158
4.25%, 12/01/27	41,000	40,129
5.20%, 12/01/47	45,000	44,896

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	50,000	52,546
5.13%, 06/30/27	195,000	195,427
Columbia Pipeline Group Inc.
3.30%, 06/01/20	31,000	30,923
4.50%, 06/01/25	32,000	32,364
5.80%, 06/01/45	45,000	49,944
Continental Resources Inc.
4.38%, 01/15/28	81,000	80,349
Denbury Resources Inc.
9.00%, 05/15/21 (a)	25,000	27,043
Diamondback Energy Inc.
4.75%, 11/01/24 (a)	187,000	187,174
Endeavor Energy Resources LP
5.50%, 01/30/26 (a)	14,000	14,022
5.75%, 01/30/28 (a)	14,000	14,000
Energy Transfer Equity LP
4.25%, 03/15/23	173,000	172,300
5.50%, 06/01/27	29,000	30,074
Energy Transfer Partners LP
5.80%, 06/15/38	80,000	83,111
6.13%, 12/15/45	20,000	21,134
EP Energy LLC
8.00%, 11/29/24 (a) (e)	105,000	105,916
8.00%, 02/15/25 (a) (e)	30,000	22,965
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (a)	35,000	35,876
MPLX LP
4.00%, 03/15/28	137,000	131,795
5.20%, 03/01/47	67,000	67,173
Nabors Industries Inc.
5.50%, 01/15/23	20,000	19,715
PDC Energy Inc.
5.75%, 05/15/26	60,000	57,098
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	203,000	196,932
Transocean Pontus Ltd.
6.13%, 08/01/25 (a)	20,000	20,329
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	148,750	151,634
		1,991,178
Financials 18.4%
AerCap Ireland Capital Ltd.
3.50%, 05/26/22	115,000	112,817
3.65%, 07/21/27	75,000	68,686
American Express Co.
3.70%, 08/03/23	250,000	248,420
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	140,000	135,984
4.90%, 02/01/46	215,000	216,470
Athene Global Funding
4.00%, 01/25/22 (a)	176,000	176,376
Athene Holding Ltd.
4.13%, 01/12/28	165,000	154,316
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (g)	26,000	26,033
6.25%, (callable at 100 beginning 09/05/24) (g)	75,000	79,125
3.55%, 03/05/24	167,000	164,948
3.86%, 07/23/24	161,000	160,806
4.00%, 01/22/25	86,000	84,855
4.25%, 10/22/26	240,000	237,175
3.25%, 10/21/27	27,000	25,165
Bank of Montreal
3.10%, 04/13/21	175,000	174,214
2.35%, 09/11/22	140,000	134,116
Barclays Plc
8.25%, (callable at 100 beginning 12/15/18) (g) (h)	200,000	202,000
4.97%, 05/16/29 (b) (h)	200,000	197,027
Bayer US Finance II LLC
4.38%, 12/15/28 (a)	135,000	132,209
BNP Paribas SA
3.50%, 03/01/23 (a)	110,000	107,182
Capital One Financial Corp.
3.75%, 03/09/27	125,000	117,972
	Shares/Par[1]	Value ($)
3.80%, 01/31/28	147,000	138,876
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (e) (g)	100,000	102,224
2.75%, 04/25/22	75,000	72,747
4.05%, 07/30/22	75,000	75,228
4.45%, 09/29/27	252,000	249,088
3.89%, 01/10/28 (b)	136,000	132,012
4.13%, 07/25/28	8,000	7,714
Credit Agricole SA
3.75%, 04/24/23 (a)	250,000	245,644
Credit Suisse AG
6.50%, 08/08/23 (a)	275,000	293,661
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (g)	200,000	212,000
4.21%, 06/12/24 (a)	250,000	249,151
Diamond 1 Finance Corp.
8.35%, 07/15/46 (a)	204,000	253,552
General Motors Financial Co. Inc.
4.20%, 03/01/21	75,000	75,923
Glencore Funding LLC
3.00%, 10/27/22 (a)	62,000	59,385
GLP Capital LP
5.30%, 01/15/29	125,000	125,250
Goldman Sachs Group Inc.
2.60%, 12/27/20	152,000	149,566
3.00%, 04/26/22	66,000	64,630
2.91%, 07/24/23	63,000	60,795
4.25%, 10/21/25	90,000	89,024
4.22%, 05/01/29	192,000	189,234
6.75%, 10/01/37	80,000	96,081
HSBC Holdings Plc
6.88%, (callable at 100 beginning 06/01/21) (g) (h)	200,000	206,928
4.29%, 09/12/26	200,000	197,766
4.38%, 11/23/26	200,000	195,952
Icahn Enterprises LP
6.38%, 12/15/25	166,000	166,636
Intesa Sanpaolo SpA
3.88%, 01/12/28 (a)	140,000	118,430
James Hardie International Finance DAC
5.00%, 01/15/28 (a)	54,000	50,959
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (g)	60,000	61,388
2.95%, 10/01/26	107,000	99,357
3.78%, 02/01/28 (b)	89,000	86,739
4.01%, 04/23/29	62,000	60,858
JPMorgan Chase Bank NA
3.22%, 03/01/25	114,000	110,287
3.51%, 01/23/29	62,000	58,613
Lincoln National Corp.
3.80%, 03/01/28	21,000	20,222
4.35%, 03/01/48	35,000	32,434
Lloyds Banking Group Plc
4.45%, 05/08/25 (h)	182,000	181,796
Mizuho Financial Group Inc.
4.25%, 09/11/29	200,000	199,505
Morgan Stanley
3.53%, (3M US LIBOR + 1.18%), 01/20/22 (b)	150,000	152,038
4.88%, 11/01/22	194,000	200,437
4.10%, 05/22/23	143,000	143,545
3.88%, 04/29/24	219,000	218,139
3.63%, 01/20/27	104,000	99,719
UBS AG
2.45%, 12/01/20 (a)	200,000	195,968
Wells Fargo & Co.
5.88%, (callable at 100 beginning 06/15/25) (g)	100,000	104,920
2.10%, 07/26/21	62,000	59,711
4.48%, 01/16/24	15,000	15,302
Wells Fargo Bank NA
2.73%, (US SOFR + 0.48%), 03/25/20 (b)	250,000	250,035
Ziggo Secured Finance BV
5.50%, 01/15/27 (a)	60,000	56,192
		9,241,557

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Health Care 4.3%
Abbott Laboratories
4.75%, 11/30/36	59,000	62,550
Actavis Funding SCS
4.55%, 03/15/35	41,000	39,835
Becton Dickinson & Co.
3.36%, 06/06/24	176,000	169,981
Centene Corp.
4.75%, 05/15/22	72,000	72,900
6.13%, 02/15/24 (e)	8,000	8,410
4.75%, 01/15/25	25,000	24,913
Centene Escrow I Corp.
5.38%, 06/01/26 (a)	117,000	119,923
Community Health Systems Inc.
8.63%, 01/15/24 (a)	111,000	115,263
CVS Health Corp.
4.30%, 03/25/28	185,000	183,429
4.78%, 03/25/38	117,000	116,524
5.05%, 03/25/48	179,000	182,562
Express Scripts Holding Co.
3.40%, 03/01/27	114,000	105,860
Halfmoon Parent Inc.
4.38%, 10/15/28 (a) (e)	100,000	99,790
4.90%, 12/15/48 (a)	148,000	147,324
HCA Inc.
4.25%, 10/15/19	100,000	101,250
MEDNAX Inc.
5.25%, 12/01/23 (a)	65,000	65,081
Mylan NV
3.95%, 06/15/26	46,000	43,585
Perrigo Finance Plc
4.90%, 12/15/44	11,000	9,921
Perrigo Finance Unltd. Co.
4.38%, 03/15/26	31,000	30,362
UnitedHealth Group Inc.
3.85%, 06/15/28	133,000	133,355
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	15,000	15,605
5.88%, 05/15/23 (a)	10,000	9,716
7.00%, 03/15/24 (a)	40,000	42,295
6.13%, 04/15/25 (a)	57,000	54,245
5.50%, 03/01/23 - 11/01/25 (a)	68,000	67,454
WellCare Health Plans Inc.
5.25%, 04/01/25	100,000	101,508
5.38%, 08/15/26 (a)	46,000	46,825
		2,170,466
Industrials 3.5%
ACCO Brands Corp.
5.25%, 12/15/24 (a)	28,000	27,854
Aircastle Ltd.
6.25%, 12/01/19	55,000	56,692
4.40%, 09/25/23	41,000	40,927
4.13%, 05/01/24	75,000	73,545
Ashtead Capital Inc.
5.25%, 08/01/26 (a)	128,000	129,440
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (c) (d)	165,000	165,631
Bombardier Inc.
8.75%, 12/01/21 (a)	70,000	77,397
7.50%, 03/15/25 (a)	9,000	9,303
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (e) (g)	525,000	511,849
Johnson Controls International Plc
5.13%, 09/14/45	85,000	88,079
Mexico City Airport Trust
5.50%, 07/31/47 (c) (d)	200,000	177,953
Standard Industries Inc.
4.75%, 01/15/28 (a)	116,000	107,149
Union Pacific Corp.
3.60%, 09/15/37	64,000	58,609
4.38%, 09/10/38	100,000	101,425
	Shares/Par[1]	Value ($)
United Technologies Corp.
4.45%, 11/16/38	127,000	126,015
		1,751,868
Information Technology 1.3%
Broadcom Corp.
3.88%, 01/15/27	57,000	53,771
Microsoft Corp.
3.45%, 08/08/36	142,000	134,781
3.70%, 08/08/46	79,000	75,551
3.95%, 08/08/56	97,000	94,541
NXP BV
4.13%, 06/01/21 (a)	200,000	200,150
Oracle Corp.
4.00%, 11/15/47	83,000	78,685
		637,479
Materials 2.7%
Anglo American Capital Plc
4.75%, 04/10/27 (a)	200,000	195,343
4.00%, 09/11/27 (a)	101,000	93,209
4.50%, 03/15/28 (a)	200,000	191,027
CF Industries Inc.
3.40%, 12/01/21 (a)	165,000	162,433
4.50%, 12/01/26 (a)	65,000	64,948
Freeport-McMoRan Inc.
4.55%, 11/14/24	221,000	214,974
5.40%, 11/14/34	70,000	65,894
Reynolds Group Issuer Inc.
5.84%, (3M US LIBOR + 3.50%), 07/15/21 (a) (b)	200,000	202,679
Syngenta Finance NV
5.68%, 04/24/48 (a)	200,000	176,499
		1,367,006
Real Estate 0.4%
Crown Castle International Corp.
2.25%, 09/01/21	50,000	48,044
Equinix Inc.
5.75%, 01/01/25	76,000	78,311
5.88%, 01/15/26	15,000	15,411
ERP Operating LP
3.50%, 03/01/28	54,000	52,081
		193,847
Utilities 3.6%
AES Corp.
4.00%, 03/15/21	215,000	214,392
Avangrid Inc.
3.15%, 12/01/24	160,000	152,106
Basin Electric Power Cooperative
4.75%, 04/26/47 (a)	107,000	108,693
Commonwealth Edison Co.
3.75%, 08/15/47	89,000	82,223
Electricite de France SA
4.50%, 09/21/28 (a)	200,000	196,337
Exelon Corp.
3.50%, 06/01/22 (i)	110,000	107,977
5.10%, 06/15/45	85,000	89,448
FirstEnergy Corp.
3.90%, 07/15/27	185,000	180,145
4.85%, 07/15/47 (f)	65,000	66,460
Indiana Michigan Power Co.
4.25%, 08/15/48	69,000	68,157
Oncor Electric Delivery Co. LLC
4.10%, 06/01/22	75,000	76,560
2.95%, 04/01/25	180,000	172,357
Pacific Gas & Electric Co.
3.30%, 12/01/27	100,000	91,682
Southern California Edison Co.
4.13%, 03/01/48	46,000	43,908
Southern Co.
3.25%, 07/01/26	130,000	121,236
Wisconsin Energy Corp.
3.55%, 06/15/25	50,000	49,086
		1,820,767
Total Corporate Bonds And Notes (cost $21,847,526)		21,741,195

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
SENIOR LOAN INTERESTS 1.7%
Communication Services 0.4%
CenturyLink Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 01/15/25 (b)	117,115	116,237
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (b)	84,146	84,281
		200,518
Consumer Discretionary 0.5%
Charter Communications Operating LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 04/30/25 (b)	64,512	64,586
CSC Holdings LLC
1st Lien Term Loan, 4.41%, (3M LIBOR + 2.25%), 07/15/25 (b)	44,549	44,530
Golden Nugget Inc.
Incremental Term Loan B, 4.90%, (3M LIBOR + 2.75%), 09/07/23 (b)	36,452	36,568
Incremental Term Loan B, 4.83%, (3M LIBOR + 2.75%), 10/04/23 (b)	48,839	48,994
UFC Holdings LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 07/22/23 (b)	59,545	59,862
		254,540
Consumer Staples 0.5%
JBS USA LLC
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 10/30/22 (b)	40,449	40,516
Term Loan B, 4.84%, (3M LIBOR + 2.50%), 06/30/24 (b)	231,912	232,300
		272,816
Energy 0.1%
TEX Operations Co. LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 08/04/23 (b)	36,223	36,259
Traverse Midstream Partners LLC
Term Loan, 6.16%, (3M LIBOR + 4.00%), 09/22/24 (b)	33,000	33,206
		69,465
Health Care 0.1%
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 05/19/25 (b)	33,139	33,299
Materials 0.1%
BWAY Holding Co.
Term Loan B, 5.58%, (3M LIBOR + 3.25%), 04/03/24 (b)	49,499	49,437
Total Senior Loan Interests (cost $876,436)		880,075
GOVERNMENT AND AGENCY OBLIGATIONS 39.9%
Mortgage-Backed Securities 22.2%
Federal Home Loan Mortgage Corp.
3.00%, 07/01/32 - 11/01/46	197,140	192,158
3.50%, 01/01/46 - 11/01/47	1,640,064	1,617,073
4.00%, 10/01/45 - 06/01/48	160,834	162,727
Federal National Mortgage Association
TBA, 3.00%, 11/15/32 (j)	708,000	698,573
3.50%, 01/01/33 - 11/01/47	154,228	153,951
3.00%, 09/01/32 - 05/01/46	2,365,610	2,270,974
4.00%, 07/01/47 - 09/01/47	711,721	719,800
4.50%, 05/01/47 - 05/01/48	1,221,331	1,261,873
3.50%, 01/01/48 (j)	316,965	312,561
4.50%, 07/01/48 (j)	96,964	100,127
Government National Mortgage Association
4.00%, 04/20/47	584,938	596,230
3.50%, 04/20/46 - 05/20/47	1,983,072	1,975,346
4.00%, 07/20/47 (j)	964,444	982,158
TBA, 4.50%, 10/15/47 (j)	96,000	99,213
		11,142,764
	Shares/Par[1]	Value ($)
Sovereign 0.2%
Mexico Government International Bond
3.75%, 01/11/28 (e)	115,000	109,489
U.S. Treasury Securities 17.5%
U.S. Treasury Bond
3.75%, 08/15/41	461,000	502,994
3.13%, 11/15/41	372,000	368,164
2.50%, 02/15/45 - 02/15/46	659,000	575,878
U.S. Treasury Note
1.38%, 04/30/20	586,000	573,364
2.00%, 02/15/22	835,000	810,994
1.88%, 04/30/22	602,000	580,930
1.63%, 05/31/23	709,000	668,676
2.75%, 02/15/24	900,000	890,578
2.50%, 05/15/24	626,000	610,643
2.88%, 07/31/25	321,000	318,292
2.25%, 11/15/25 - 08/15/27	1,950,000	1,850,500
1.50%, 05/31/20 - 08/15/26	1,134,000	1,040,819
		8,791,832
Total Government And Agency Obligations (cost $20,286,437)		20,044,085
SHORT TERM INVESTMENTS 6.7%
Investment Companies 3.9%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.05% (k)	1,976,744	1,976,745
Securities Lending Collateral 2.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16% (k)	1,378,348	1,378,348
Total Short Term Investments (cost $3,355,093)		3,355,093
Total Investments 104.8% (cost $52,986,684)		52,633,062
Other Derivative Instruments (0.0)%		(7,571)
Other Assets and Liabilities, Net (4.8)%		(2,415,714)
Total Net Assets 100.0%		50,209,777

(a) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $10,151,215 and 20.2%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(d) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(e) All or portion of the security was on loan.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) Convertible security.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(j) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2018, the total payable for investments purchased on a delayed delivery basis was $2,198,472.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Avolon Holdings Funding Ltd., 5.13%, 10/01/23	09/07/18	165,000	165,631	0.3
Mexico City Airport Trust, 5.50%, 07/31/47	07/16/18	181,749	177,953	0.4
PSMC Trust, Series 2018-A1-3 REMIC, 4.00%, 08/25/48	09/11/18	99,766	99,348	0.2
		446,515	442,932	0.9

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	18	December 2018	2,579,497	(2,625)	(50,497)
U.S. Treasury Note, 10-Year	(52)	December 2018	(6,232,868)	(1,625)	56,244
U.S. Treasury Note, 2-Year	(4)	December 2018	(844,499)	(188)	1,561
U.S. Treasury Note, 5-Year	(7)	December 2018	(792,493)	(383)	5,157
Ultra 10-Year U.S. Treasury Note	7	December 2018	887,512	—	(5,512)
Ultra Long Term U.S. Treasury Bond	8	December 2018	1,262,505	(2,750)	(28,255)
				(7,571)	(21,302)

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
PPM Credit Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.6%
American Express Credit Account Master Trust
Series 2014-B-1, 2.66%, (1M US LIBOR + 0.50%), 05/15/19 (a)	500,000	500,817
AmeriCredit Automobile Receivables Trust
Series 2016-A3-1, 1.81%, 10/08/20	96,112	96,034
Ascentium Equipment Receivables Trust
Series 2017-A2-2A, 2.00%, 05/11/20 (b)	36,029	35,833
Series 2018-A2-1A, 2.92%, 12/10/20 (b)	73,000	72,873
Series 2017-A3-2A, 2.31%, 12/10/21 (b)	64,000	62,797
Banc of America Re-REMIC Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25 (b)	375,000	365,878
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (b)	100,000	99,448
BMW Floorplan Master Owner Trust
Series 2018-A1-1, 3.15%, 05/17/21 (b)	100,000	100,087
California Republic Auto Receivables Trust
Series 2014-A4-3, 1.79%, 10/15/18	23,251	23,246
Series 2017-A3-1, 1.90%, 09/16/19	177,564	176,943
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (b)	111,000	110,362
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (b)	54,567	54,193
Citibank Credit Card Issuance Trust
Series 2017-A9-A9, 1.80%, 09/20/19	600,000	594,066
Continental Airlines Inc. Pass-Through Trust
Series 2012-A-1, 4.15%, 04/11/24	138,719	139,412
CSMC Trust
Series 2017-A3-HL2, 3.50%, 10/25/47 (a) (b)	105,492	102,458
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20 (b)	105,000	105,025
Series 2017-A3-2, 2.19%, 10/24/22 (b)	100,000	98,927
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (b)	74,670	74,469
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 07/15/33 (b)	71,826	71,187
GM Financial Automobile Leasing Trust
Series 2016-A3-2, 1.62%, 09/20/19	48,058	48,002
Series 2017-A3-1, 2.06%, 05/20/20	250,000	249,077
GM Financial Consumer Automobile Receivables Trust
Series 2017-A3-1A, 1.78%, 10/18/21 (b)	250,000	247,208
GreatAmerica Leasing Receivables Funding LLC
Series 2017-A3-1, 2.06%, 06/22/20 (b)	100,000	99,504
Series 2018-A3-1, 2.60%, 06/15/21 (b)	100,000	99,085
GS Mortgage Securities Trust
Series 2017-C-SLP, REMIC, 3.92%, 10/10/22 (b)	100,000	99,208
Houston Galleria Mall Trust
Series 2015-A1A2-HGLR, REMIC, 3.09%, 03/05/25 (b)	100,000	95,680
JPMorgan Mortgage Trust
Series 2018-1A4-6, 3.50%, 12/25/48 (a) (b)	54,248	53,514
Series 2017-A6-4, REMIC, 3.00%, 11/25/47 (a) (b)	103,880	102,087
Series 2017-A6-6, REMIC, 3.00%, 01/25/48 (a) (b)	113,350	111,394
Series 2018-A5-1, REMIC, 3.50%, 06/25/48 (b)	91,674	90,434
Kubota Credit Owner Trust
Series 2016-A3-1A, 1.50%, 07/15/20 (b)	188,202	186,750
Series 2018-A2-1A, 2.80%, 02/16/21 (b)	101,000	100,820
Marlin Leasing Receivables LLC
Series 2018-A2-1A, 3.05%, 10/20/20 (b)	42,000	41,962
Series 2018-A3-1A, 3.36%, 04/20/23 (b)	81,000	80,798
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30 (b)	86,482	85,223
PSMC Trust
Series 2018-A3-2, REMIC, 3.50%, 06/25/48 (b)	118,103	116,211
Santander Retail Auto Lease Trust
Series 2018-A2A-A, REMIC, 2.71%, 01/20/20 (b)	112,137	111,992
United Airlines Inc. Pass-Through Trust
Series 2018-B-1, 4.60%, 03/01/26	28,000	28,123
Series 2018-A-1, 3.70%, 03/01/30	150,000	144,090
	Shares/Par[1]	Value ($)
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (b)	73,604	73,545
Verizon Owner Trust
Series 2017-A1A-3A, 2.06%, 04/20/22 (b)	512,000	504,197
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 07/15/50 (a)	58,000	56,772
Westlake Automobile Receivables Trust
Series 2018-A2A-2A, 2.84%, 09/15/21 (b)	86,000	85,901
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,804,294)		5,795,632
CORPORATE BONDS AND NOTES 74.8%
Communication Services 4.6%
21st Century Fox America Inc.
6.55%, 03/15/33	38,000	47,833
6.90%, 08/15/39	36,000	48,705
Altice Luxembourg SA
8.13%, 02/01/27 (b)	200,000	205,927
AMC Entertainment Holdings Inc.
6.13%, 05/15/27 (c)	39,000	37,447
AT&T Inc.
5.25%, 03/01/37	145,000	143,277
4.35%, 06/15/45	59,000	50,634
4.75%, 05/15/46	127,000	115,830
CBS Corp.
3.70%, 06/01/28 (b)	35,000	32,760
4.60%, 01/15/45	8,000	7,493
CCO Holdings LLC
5.75%, 02/15/26 (b)	36,000	36,117
5.13%, 05/01/27 (b)	131,000	124,369
5.88%, 05/01/27 (b)	33,000	32,686
Charter Communications Operating LLC
6.38%, 10/23/35	56,000	60,343
5.38%, 04/01/38	87,000	84,458
6.48%, 10/23/45	59,000	63,310
Cincinnati Bell Inc.
7.00%, 07/15/24 (b)	100,000	91,930
Comcast Corp.
3.40%, 07/15/46	81,000	65,587
4.00%, 08/15/47	100,000	89,502
4.05%, 11/01/52	50,000	44,023
Discovery Communications LLC
5.00%, 09/20/37	38,000	36,978
DISH DBS Corp.
7.75%, 07/01/26 (c)	41,000	38,847
iHeartCommunications Inc.
0.00%, 03/01/21 (d) (e)	65,000	48,404
Live Nation Entertainment Inc.
5.63%, 03/15/26 (b) (c)	29,000	29,356
Sirius XM Radio Inc.
5.38%, 07/15/26 (b)	75,000	74,357
5.00%, 08/01/27 (b)	95,000	91,353
Sprint Capital Corp.
6.88%, 11/15/28	105,000	105,684
Time Warner Cable Inc.
6.75%, 06/15/39	40,000	43,758
Time Warner Entertainment Co. LP
8.38%, 03/15/23	55,000	63,710
Verizon Communications Inc.
4.27%, 01/15/36	102,000	97,145
Vodafone Group Plc
4.38%, 05/30/28 (c)	88,000	86,579
5.00%, 05/30/38	137,000	134,901
Walt Disney Co.
3.00%, 07/30/46 (c)	32,000	25,958
Zayo Group LLC
5.75%, 01/15/27 (b)	30,000	30,051
		2,289,312
Consumer Discretionary 5.9%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (b)	22,000	21,086
21st Century Fox America Inc.
4.75%, 09/15/44	29,000	31,115
Amazon.com Inc.
3.88%, 08/22/37	90,000	87,943

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
4.05%, 08/22/47	113,000	110,936
4.25%, 08/22/57	130,000	129,466
Beazer Homes USA Inc.
5.88%, 10/15/27	35,000	29,759
Delphi Jersey Holdings Plc
5.00%, 10/01/25 (b)	60,000	56,295
Delta Merger Sub Inc.
6.00%, 09/15/26 (b)	53,000	53,669
Dollar General Corp.
3.25%, 04/15/23	112,000	109,340
Ford Motor Co.
7.45%, 07/16/31	40,000	44,462
5.29%, 12/08/46	53,000	47,041
GLP Capital LP
5.38%, 04/15/26	203,000	206,149
5.75%, 06/01/28	39,000	40,194
Golden Nugget Inc.
6.75%, 10/15/24 (b)	70,000	70,994
8.75%, 10/01/25 (b)	59,000	61,737
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	101,000	97,606
Hilton Worldwide Finance LLC
4.63%, 04/01/25	5,000	4,909
Home Depot Inc.
2.13%, 09/15/26	81,000	72,606
KB Home
7.63%, 05/15/23	104,000	111,738
KFC Holding Co.
4.75%, 06/01/27 (b) (c)	35,000	33,685
Lowe`s Cos. Inc.
4.05%, 05/03/47	99,000	95,025
Marriott International Inc.
6.50%, 09/15/26 (b)	67,000	68,749
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (b) (c)	89,000	87,206
Nemak SAB de CV
4.75%, 01/23/25 (b)	270,000	264,493
Netflix Inc.
5.88%, 11/15/28 (b)	165,000	164,885
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	30,000	31,534
Sands China Ltd.
5.13%, 08/08/25 (b) (f)	200,000	199,950
5.40%, 08/08/28 (b) (c) (f)	200,000	198,932
Schaeffler Verwaltung Zwei GmbH
5.25%, 09/15/23 (b) (g)	57,000	55,234
5.50%, 09/15/26 (b) (g)	131,000	123,326
Time Warner Inc.
7.63%, 04/15/31	59,000	74,815
VOC Escrow Ltd.
5.00%, 02/15/28 (b)	125,000	120,308
Yum! Brands Inc.
5.35%, 11/01/43	59,000	51,228
		2,956,415
Consumer Staples 3.8%
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	65,000	62,849
BAT Capital Corp.
3.56%, 08/15/27 (b)	341,000	317,342
4.39%, 08/15/37 (b)	158,000	147,092
4.54%, 08/15/47 (b)	158,000	145,293
Constellation Brands Inc.
4.25%, 05/01/23	70,000	70,794
Dr. Pepper Snapple Group Inc.
2.55%, 09/15/26	50,000	43,665
General Mills Inc.
4.20%, 04/17/28	115,000	113,299
4.70%, 04/17/48 (c)	37,000	35,517
JBS Investments GmbH
7.25%, 04/03/24 (b)	171,000	174,840
Kraft Heinz Foods Co.
4.38%, 06/01/46	155,000	136,776
Kroger Co.
4.65%, 01/15/48 (c)	24,000	22,619
	Shares/Par[1]	Value ($)
Maple Escrow Subsidiary Inc.
4.99%, 05/25/38 (b)	30,000	30,288
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (b)	125,000	121,978
Philip Morris International Inc.
4.25%, 11/10/44	75,000	70,709
Pilgrim's Pride Corp.
5.75%, 03/15/25 (b) (c)	32,000	30,832
5.88%, 09/30/27 (b)	74,000	69,995
Reynolds American Inc.
4.45%, 06/12/25	49,000	49,316
5.70%, 08/15/35	86,000	91,803
Tyson Foods Inc.
4.55%, 06/02/47	12,000	11,183
5.10%, 09/28/48	57,000	57,804
Wm. Wrigley Jr. Co.
3.38%, 10/21/20 (b)	86,000	86,022
		1,890,016
Energy 7.7%
Alta Mesa Holdings LP
7.88%, 12/15/24	90,000	85,787
Anadarko Petroleum Corp.
7.95%, 06/15/39	51,000	65,121
Andeavor Corp.
3.80%, 04/01/28	30,000	28,658
4.50%, 04/01/48	35,000	32,493
Andeavor Logistics LP
4.25%, 12/01/27	61,000	59,704
5.20%, 12/01/47	66,000	65,847
Callon Petroleum Co.
6.38%, 07/01/26	125,000	128,040
Canadian Natural Resources Ltd.
3.85%, 06/01/27	55,000	53,498
Cenovus Energy Inc.
6.75%, 11/15/39	39,000	43,940
4.45%, 09/15/42	59,000	51,680
Chaparral Energy Inc.
8.75%, 07/15/23 (b)	42,000	41,901
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	40,000	42,037
5.13%, 06/30/27	120,000	120,263
Concho Resources Inc.
4.88%, 10/01/47	51,000	51,571
Continental Resources Inc.
4.38%, 01/15/28	81,000	80,349
Diamondback Energy Inc.
4.75%, 11/01/24 (b)	123,000	123,114
Endeavor Energy Resources LP
5.50%, 01/30/26 (b)	9,000	9,014
5.75%, 01/30/28 (b)	9,000	9,000
Energy Transfer Equity LP
4.25%, 03/15/23	139,000	138,438
5.50%, 06/01/27	92,000	95,407
Energy Transfer Partners LP
5.80%, 06/15/38	100,000	103,889
5.15%, 03/15/45	40,000	37,776
6.00%, 06/15/48	85,000	90,296
Enterprise Products Operating LLC
6.13%, 10/15/39	86,000	100,008
EP Energy LLC
8.00%, 02/15/25 (b) (c)	142,000	108,702
Halliburton Co.
3.80%, 11/15/25	60,000	59,466
4.85%, 11/15/35	59,000	61,571
HollyFrontier Corp.
5.88%, 04/01/26	110,000	117,106
Kinder Morgan Energy Partners LP
7.75%, 03/15/32	87,000	106,549
Kinder Morgan Inc.
4.30%, 03/01/28	90,000	89,322
5.20%, 03/01/48 (c)	50,000	51,135
Marathon Oil Corp.
4.40%, 07/15/27	90,000	89,931

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
MPLX LP
4.00%, 03/15/28	68,000	65,417
4.50%, 07/15/23 - 04/15/38	109,000	108,251
5.20%, 03/01/47	60,000	60,155
Nabors Industries Inc.
5.50%, 01/15/23	25,000	24,644
5.75%, 02/01/25	50,000	47,919
Noble Energy Inc.
5.05%, 11/15/44	42,000	40,551
Oasis Petroleum Inc.
6.25%, 05/01/26 (b) (c)	101,000	102,942
Patterson-UTI Energy Inc.
3.95%, 02/01/28	52,000	48,307
PDC Energy Inc.
5.75%, 05/15/26	112,000	106,583
Petroleos Mexicanos
6.75%, 09/21/47	200,000	190,733
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	165,000	177,150
5.00%, 03/15/27	116,000	118,990
4.20%, 03/15/28	103,000	99,921
SM Energy Co.
6.63%, 01/15/27 (c)	37,000	38,218
Summit Midstream Holdings LLC
5.75%, 04/15/25	35,000	33,735
Sunoco Logistics Partners Operations LP
4.95%, 01/15/43	22,000	19,991
Transocean Guardian Ltd.
5.88%, 01/15/24 (b)	23,000	23,254
Transocean Pontus Ltd.
6.13%, 08/01/25 (b)	15,000	15,247
Transocean Proteus Ltd.
6.25%, 12/01/24 (b)	102,850	104,844
USA Compression Partners LP
6.88%, 04/01/26 (b)	38,000	39,235
		3,807,700
Financials 25.6%
ABN AMRO Bank NV
2.65%, 01/19/21 (b)	250,000	245,419
AerCap Ireland Capital Ltd.
3.65%, 07/21/27	78,000	71,434
3.88%, 01/23/28	35,000	32,462
American International Group Inc.
4.20%, 04/01/28	52,000	51,528
4.50%, 07/16/44	24,000	22,731
4.80%, 07/10/45	158,000	155,928
4.75%, 04/01/48	68,000	66,707
Anheuser-Busch InBev Finance Inc.
4.70%, 02/01/36	53,000	52,984
4.90%, 02/01/46	467,000	470,194
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (b)	200,000	196,315
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (h)	37,000	37,046
2.50%, 10/21/22	112,000	107,091
4.13%, 01/22/24	52,000	52,825
3.55%, 03/05/24	158,000	156,059
4.00%, 04/01/24 - 01/22/25	149,000	149,534
3.95%, 04/21/25	276,000	270,289
3.37%, 01/23/26	75,000	72,112
4.45%, 03/03/26	24,000	24,020
4.25%, 10/22/26	13,000	12,847
4.18%, 11/25/27	79,000	77,013
3.42%, 12/20/28	80,000	75,060
Barclays Plc
4.97%, 05/16/29 (a) (i)	200,000	197,026
4.95%, 01/10/47	195,000	180,049
Bayer US Finance II LLC
4.38%, 12/15/28 (b)	228,000	223,286
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48	125,000	123,823
Blackstone Holdings Finance Co. LLC
4.00%, 10/02/47 (b)	44,000	38,211
	Shares/Par[1]	Value ($)
BNP Paribas SA
3.38%, 01/09/25 (b)	200,000	189,408
Boral Finance Pty Ltd.
3.75%, 05/01/28 (b)	146,000	136,137
Capital One Financial Corp.
3.30%, 10/30/24	120,000	114,295
3.75%, 03/09/27	102,000	96,265
3.80%, 01/31/28	73,000	68,966
CIT Group Inc.
4.75%, 02/16/24	149,000	149,081
5.25%, 03/07/25	16,000	16,307
6.13%, 03/09/28	17,000	17,785
Citigroup Inc.
3.14%, 01/24/23	153,000	150,147
3.20%, 10/21/26	123,000	114,880
4.45%, 09/29/27	138,000	136,405
3.89%, 01/10/28 (a)	225,000	218,403
3.67%, 07/24/28 (a)	210,000	200,112
4.13%, 07/25/28	26,000	25,072
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (b) (h)	69,000	68,051
4.21%, 06/12/24 (b)	250,000	249,151
3.87%, 01/12/29 (b)	250,000	235,338
Diamond 1 Finance Corp.
5.88%, 06/15/21 (b)	41,000	42,228
7.13%, 06/15/24 (b)	38,000	40,757
8.35%, 07/15/46 (b)	135,000	167,792
Enel Finance International NV
4.88%, 06/14/29 (b)	250,000	241,879
ERAC USA Finance LLC
4.50%, 02/15/45 (b)	27,000	25,304
Five Corners Funding Trust
4.42%, 11/15/23 (b)	212,000	217,441
GE Capital International Funding Co.
4.42%, 11/15/35	174,000	163,335
General Motors Financial Co. Inc.
4.30%, 07/13/25	46,000	44,725
4.00%, 10/06/26	84,000	78,833
GLP Capital LP
5.30%, 01/15/29	87,000	87,174
Goldman Sachs Group Inc.
2.35%, 11/15/21	29,000	27,907
3.00%, 04/26/22	59,000	57,775
2.91%, 06/05/23 - 07/24/23	171,000	165,170
3.75%, 05/22/25	179,000	175,279
4.25%, 10/21/25	73,000	72,208
3.50%, 01/23/25 - 11/16/26	176,000	170,038
3.85%, 01/26/27	102,000	99,019
3.69%, 06/05/28 (a)	9,000	8,561
3.81%, 04/23/29	36,000	34,270
4.22%, 05/01/29	330,000	325,246
HSBC Holdings Plc
4.58%, 06/19/29 (i)	200,000	200,134
Icahn Enterprises LP
6.38%, 12/15/25	132,000	132,506
Intercontinental Exchange Inc.
4.25%, 09/21/48	66,000	64,720
Intesa Sanpaolo SpA
3.88%, 01/12/28 (b)	100,000	84,593
James Hardie International Finance DAC
5.00%, 01/15/28 (b)	17,000	16,043
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (h)	79,000	80,827
4.25%, 10/15/20	66,000	67,250
2.97%, 01/15/23	218,000	212,061
2.95%, 10/01/26	219,000	203,357
3.78%, 02/01/28 (a)	354,000	345,005
4.01%, 04/23/29	125,000	122,697
3.96%, 11/15/48	100,000	91,562
JPMorgan Chase Bank NA
3.22%, 03/01/25	237,000	229,280
LafargeHolcim Finance US LLC
4.75%, 09/22/46 (b)	200,000	182,131

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Liberty Mutual Group Inc.
4.25%, 06/15/23 (b)	51,000	51,472
4.85%, 08/01/44 (b)	125,000	125,304
Lincoln National Corp.
3.80%, 03/01/28	42,000	40,444
4.35%, 03/01/48	70,000	64,868
Lloyds Banking Group Plc
4.45%, 05/08/25 (i)	200,000	199,776
3.57%, 11/07/28	200,000	183,123
Markel Corp.
4.30%, 11/01/47	250,000	227,261
MetLife Inc.
4.37%, 09/15/23	45,000	46,658
Mitsubishi UFJ Financial Group Inc.
3.46%, 03/02/23	250,000	246,342
Morgan Stanley
3.88%, 04/29/24	101,000	100,603
3.70%, 10/23/24	98,000	96,482
3.13%, 07/27/26	103,000	95,930
4.35%, 09/08/26	181,000	179,490
3.63%, 01/20/27	196,000	187,932
3.59%, 07/22/28 (a)	50,000	47,429
4.38%, 01/22/47	50,000	48,710
Nationwide Building Society
4.36%, 08/01/24 (b)	200,000	198,882
Navient Corp.
6.75%, 06/15/26	41,000	40,610
Reckitt Benckiser Treasury Services Plc
2.75%, 06/26/24 (b)	223,000	211,208
SLM Corp.
5.50%, 01/25/23 (c)	54,000	53,877
Sumitomo Mitsui Financial Group Inc.
2.85%, 01/11/22	250,000	243,460
Wells Fargo & Co.
4.10%, 06/03/26	64,000	63,180
3.58%, 05/22/28 (a)	178,000	170,679
Wells Fargo Bank NA
5.85%, 02/01/37	75,000	86,387
Westpac Banking Corp.
2.75%, 01/11/23	125,000	120,461
		12,755,471
Health Care 6.6%
Abbott Laboratories
3.75%, 11/30/26	167,000	166,549
4.75%, 11/30/36	33,000	34,985
AbbVie Inc.
4.25%, 11/14/28	60,000	59,297
4.50%, 05/14/35	91,000	87,592
4.88%, 11/14/48	60,000	59,078
Actavis Funding SCS
4.55%, 03/15/35	54,000	52,465
4.85%, 06/15/44	29,000	28,503
Becton Dickinson & Co.
3.73%, 12/15/24	78,000	76,431
3.70%, 06/06/27	330,000	315,705
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (b)	21,000	20,203
Celgene Corp.
4.63%, 05/15/44	64,000	59,781
4.35%, 11/15/47	60,000	53,838
Centene Corp.
4.75%, 01/15/25	99,000	98,656
Centene Escrow I Corp.
5.38%, 06/01/26 (b)	148,000	151,698
CVS Health Corp.
2.88%, 06/01/26	47,000	43,090
4.30%, 03/25/28	80,000	79,321
4.78%, 03/25/38	146,000	145,406
5.05%, 03/25/48	222,000	226,418
Express Scripts Holding Co.
3.40%, 03/01/27	58,000	53,859
Forest Laboratories Inc.
5.00%, 12/15/21 (b)	118,000	122,349
	Shares/Par[1]	Value ($)
Gilead Sciences Inc.
3.65%, 03/01/26	77,000	75,598
4.15%, 03/01/47	67,000	63,391
Halfmoon Parent Inc.
4.38%, 10/15/28 (b) (c)	60,000	59,874
4.80%, 08/15/38 (b)	60,000	59,941
4.90%, 12/15/48 (b)	135,000	134,384
HCA Inc.
5.25%, 06/15/26	71,000	72,930
5.50%, 06/15/47	63,000	63,866
Humana Inc.
4.63%, 12/01/42	40,000	39,341
MEDNAX Inc.
5.25%, 12/01/23 (b)	40,000	40,050
Mylan Inc.
4.55%, 04/15/28 (b) (c)	47,000	45,740
5.20%, 04/15/48 (b)	141,000	130,950
Tenet Healthcare Corp.
8.13%, 04/01/22	11,000	11,587
6.75%, 06/15/23 (c)	16,000	15,956
4.63%, 07/15/24	39,000	37,924
Thermo Fisher Scientific Inc.
3.20%, 08/15/27	33,000	30,836
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (b)	10,000	10,403
5.50%, 03/01/23 - 11/01/25 (b)	126,000	125,245
5.88%, 05/15/23 (b)	14,000	13,602
7.00%, 03/15/24 (b)	25,000	26,434
6.13%, 04/15/25 (b)	102,000	97,071
8.50%, 01/31/27 (b)	23,000	24,163
WellCare Health Plans Inc.
5.25%, 04/01/25	96,000	97,448
5.38%, 08/15/26 (b)	46,000	46,825
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25	39,000	37,417
		3,296,200
Industrials 6.0%
ACCO Brands Corp.
5.25%, 12/15/24 (b)	6,000	5,969
Aircastle Ltd.
4.40%, 09/25/23	41,000	40,927
4.13%, 05/01/24	107,000	104,924
Ashtead Capital Inc.
4.13%, 08/15/25 (b)	22,000	20,900
5.25%, 08/01/26 (b)	132,000	133,485
4.38%, 08/15/27 (b)	54,000	51,300
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (j) (k)	100,000	100,382
Bombardier Inc.
5.75%, 03/15/22 (b)	41,000	41,203
7.50%, 03/15/25 (b)	19,000	19,640
Burlington Northern Santa Fe LLC
4.05%, 06/15/48	63,000	60,932
CNH Industrial NV
4.50%, 08/15/23	115,000	116,786
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (c) (h)	218,000	212,539
4.50%, 03/11/44	50,000	46,876
General Motors Co.
5.00%, 10/01/28	195,000	192,240
International Lease Finance Corp.
8.25%, 12/15/20	45,000	49,129
Johnson Controls International Plc
5.13%, 09/14/45	125,000	129,528
Lockheed Martin Corp.
3.55%, 01/15/26	117,000	115,653
Owens Corning Inc.
4.40%, 01/30/48	150,000	123,050
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (b)	136,000	133,458
5.50%, 02/15/24 (b)	24,000	24,563
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26 (b)	198,000	178,576

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Standard Industries Inc.
5.00%, 02/15/27 (b)	150,000	141,187
4.75%, 01/15/28 (b)	83,000	76,667
Union Pacific Corp.
4.05%, 03/01/46	84,000	79,240
4.50%, 09/10/48	125,000	127,029
United Rentals North America Inc.
4.88%, 01/15/28	48,000	45,079
United Technologies Corp.
3.95%, 08/16/25	41,000	40,780
2.65%, 11/01/26	70,000	63,235
4.13%, 11/16/28	128,000	127,184
3.75%, 11/01/46	118,000	103,197
4.63%, 11/16/48	52,000	52,212
Verisk Analytics Inc.
4.00%, 06/15/25	98,000	96,581
5.50%, 06/15/45	125,000	127,298
		2,981,749
Information Technology 2.6%
Broadcom Corp.
3.13%, 01/15/25	73,000	67,716
3.88%, 01/15/27	203,000	191,501
3.50%, 01/15/28	74,000	67,184
Fidelity National Information Services Inc.
3.00%, 08/15/26	71,000	65,486
4.75%, 05/15/48	72,000	71,021
Fiserv Inc.
4.20%, 10/01/28 (f)	80,000	80,122
Microsoft Corp.
3.70%, 08/08/46	79,000	75,550
NXP BV
4.63%, 06/01/23 (b)	147,000	149,234
Oracle Corp.
2.65%, 07/15/26	120,000	111,359
3.85%, 07/15/36	59,000	56,763
3.80%, 11/15/37	50,000	47,462
4.00%, 07/15/46 - 11/15/47	127,000	120,480
Radiate Holdco LLC
6.88%, 02/15/23 (b)	88,000	84,603
Visa Inc.
4.30%, 12/14/45	99,000	102,390
		1,290,871
Materials 4.0%
Anglo American Capital Plc
4.75%, 04/10/27 (b)	77,000	75,207
4.00%, 09/11/27 (b)	200,000	184,572
4.50%, 03/15/28 (b)	200,000	191,027
Ardagh Packaging Finance Plc
4.63%, 05/15/23 (b)	159,000	158,047
BWAY Holding Co.
7.25%, 04/15/25 (b)	116,000	113,251
Cemex SAB de CV
5.70%, 01/11/25 (b)	200,000	202,955
Crown Americas LLC
4.75%, 02/01/26 (b) (c)	60,000	57,441
Dow Chemical Co.
4.63%, 10/01/44	51,000	49,683
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (b) (c)	20,000	19,851
Freeport-McMoRan Inc.
3.10%, 03/15/20	105,000	103,900
4.55%, 11/14/24	165,000	160,501
5.45%, 03/15/43	113,000	102,843
NOVA Chemicals Corp.
4.88%, 06/01/24 (b)	38,000	36,600
Olin Corp.
5.13%, 09/15/27	81,000	78,142
5.00%, 02/01/30	57,000	53,296
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (b)	103,000	102,380
Samarco Mineracao SA
0.00%, 09/26/24 (b) (d) (e)	200,000	141,402
	Shares/Par[1]	Value ($)
Syngenta Finance NV
5.68%, 04/24/48 (b)	200,000	176,499
		2,007,597
Real Estate 3.0%
American Tower Corp.
3.60%, 01/15/28	250,000	233,175
AvalonBay Communities Inc.
3.20%, 01/15/28	84,000	79,258
Crown Castle International Corp.
2.25%, 09/01/21	55,000	52,849
4.45%, 02/15/26	66,000	66,341
3.70%, 06/15/26	143,000	136,660
3.65%, 09/01/27	20,000	18,781
3.80%, 02/15/28	377,000	357,456
Equinix Inc.
5.75%, 01/01/25	46,000	47,399
5.38%, 05/15/27	63,000	63,134
ERP Operating LP
3.50%, 03/01/28	54,000	52,081
Host Hotels & Resorts LP
3.75%, 10/15/23	86,000	83,907
Realty Income Corp.
3.65%, 01/15/28	97,000	93,200
Regency Centers Corp.
3.60%, 02/01/27	43,000	40,892
Simon Property Group LP
3.38%, 06/15/27 - 12/01/27	166,000	158,767
		1,483,900
Utilities 5.0%
AES Corp.
4.50%, 03/15/23	164,000	164,504
5.13%, 09/01/27	73,000	73,611
Alabama Power Co.
3.70%, 12/01/47	150,000	134,828
Appalachian Power Co.
3.30%, 06/01/27	150,000	142,799
Avangrid Inc.
3.15%, 12/01/24	199,000	189,182
Calpine Corp.
5.75%, 01/15/25	59,000	52,249
Dominion Resources Inc.
5.20%, 08/15/19	49,000	49,959
Duke Energy Corp.
3.95%, 08/15/47	75,000	67,755
Duke Energy Florida LLC
3.80%, 07/15/28	112,000	111,887
Duquesne Light Holdings Inc.
6.40%, 09/15/20 (b)	121,000	126,693
5.90%, 12/01/21 (b)	116,000	122,009
Exelon Corp.
3.95%, 06/15/25	63,000	62,819
5.10%, 06/15/45	52,000	54,721
4.45%, 04/15/46	200,000	193,850
FirstEnergy Corp.
4.35%, 01/15/25 (b)	88,000	89,076
4.85%, 07/15/47 (f)	40,000	40,898
FirstEnergy Transmission LLC
5.45%, 07/15/44 (b)	67,000	73,287
Florida Power & Light Co.
3.70%, 12/01/47	150,000	139,483
Nevada Power Co.
6.65%, 04/01/36	18,000	22,808
Pacific Gas & Electric Co.
3.30%, 12/01/27	250,000	229,204
5.40%, 01/15/40	38,000	40,525
Sempra Energy
4.00%, 02/01/48	70,000	62,239
Southern California Edison Co.
4.13%, 03/01/48	37,000	35,318
Wisconsin Energy Corp.
3.55%, 06/15/25	44,000	43,196
Xcel Energy Inc.
4.70%, 05/15/20	107,000	108,770

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
6.50%, 07/01/36	22,000	27,420
		2,459,090
Total Corporate Bonds And Notes (cost $37,456,237)		37,218,321
GOVERNMENT AND AGENCY OBLIGATIONS 8.8%
U.S. Treasury Securities 8.8%
U.S. Treasury Bond
2.50%, 02/15/45	870,000	761,658
U.S. Treasury Note
2.75%, 07/31/23 - 08/31/23	2,772,000	2,748,045
2.25%, 02/15/27	950,000	894,484
Total Government And Agency Obligations (cost $4,477,285)		4,404,187
SHORT TERM INVESTMENTS 6.5%
Investment Companies 2.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.05% (l)	1,386,068	1,386,068
Securities Lending Collateral 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16% (l)	1,327,118	1,327,118
Treasury Securities 1.0%
U.S. Treasury Bill
1.97%, 10/04/18 (m)	125,000	124,973
2.03%, 10/11/18 (m)	125,000	124,924
2.00%, 10/18/18 (m)	125,000	124,874
2.11%, 10/25/18 (m)	125,000	124,826
		499,597
Total Short Term Investments (cost $3,212,805)		3,212,783
Total Investments 101.7% (cost $50,950,621)		50,630,923
Other Derivative Instruments 0.0%		389
Other Assets and Liabilities, Net (1.7)%		(844,246)
Total Net Assets 100.0%		49,787,066

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $14,995,804 and 30.1%, respectively.

(c) All or portion of the security was on loan.

(d) Non-income producing security.

(e) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) Perpetual security. Next contractual call date presented, if applicable.

(i) Convertible security.

(j) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(k) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

(m) The coupon rate represents the yield to maturity.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Avolon Holdings Funding Ltd., 5.13%, 10/01/23	09/07/18	100,000	100,382	0.2

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	24	December 2018	3,444,824	(3,750)	(72,824)
U.S. Treasury Note, 10-Year	(47)	December 2018	(5,636,458)	(1,940)	53,739
U.S. Treasury Note, 2-Year	(1)	December 2018	(211,124)	(47)	390
U.S. Treasury Note, 5-Year	24	December 2018	2,715,293	1,313	(15,855)
Ultra 10-Year U.S. Treasury Note	(7)	December 2018	(886,904)	—	4,904
Ultra Long Term U.S. Treasury Bond	(14)	December 2018	(2,223,206)	4,813	63,268
				389	33,622

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
PPM Floating Rate Income Fund (a)
CORPORATE BONDS AND NOTES 3.7%
Communication Services 0.5%
AMC Entertainment Holdings Inc.
6.13%, 05/15/27 (b)	30,000	28,805
CCO Holdings LLC
5.13%, 05/01/27 (c)	30,000	28,481
CenturyLink Inc.
7.50%, 04/01/24 (b)	30,000	31,944
DISH DBS Corp.
5.00%, 03/15/23 (b)	30,000	27,225
Frontier Communications Corp.
11.00%, 09/15/25	30,000	23,379
Live Nation Entertainment Inc.
4.88%, 11/01/24 (c)	30,000	29,474
Sirius XM Radio Inc.
5.38%, 07/15/26 (c)	30,000	29,743
Sprint Corp.
7.13%, 06/15/24	30,000	31,153
		230,204
Consumer Discretionary 0.4%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (c)	30,000	28,753
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (b)	30,000	29,715
Delta Merger Sub Inc.
6.00%, 09/15/26 (c)	10,000	10,126
Goodyear Tire & Rubber Co.
4.88%, 03/15/27	30,000	27,564
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (b) (c)	30,000	29,395
Netflix Inc.
5.88%, 11/15/28 (c)	30,000	29,979
Sally Holdings LLC
5.63%, 12/01/25 (b)	30,000	28,643
Scientific Games International Inc.
5.00%, 10/15/25 (c)	30,000	28,510
		212,685
Consumer Staples 0.2%
JBS Investments GmbH
7.25%, 04/03/24 (c)	30,000	30,674
Post Holdings Inc.
5.63%, 01/15/28 (c)	30,000	28,915
Sigma Holdco BV
7.88%, 05/15/26 (c)	30,000	28,274
Spectrum Brands Inc.
5.75%, 07/15/25 (b)	30,000	30,330
		118,193
Energy 0.6%
Alta Mesa Holdings LP
7.88%, 12/15/24	30,000	28,596
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	30,000	30,066
Cheniere Energy Partners LP
5.63%, 10/01/26 (c)	28,000	28,182
Continental Resources Inc.
4.50%, 04/15/23	30,000	30,519
Energy Transfer Equity LP
5.50%, 06/01/27	30,000	31,111
EP Energy LLC
8.00%, 02/15/25 (b) (c)	30,000	22,965
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (c)	30,000	30,751
Nabors Industries Inc.
5.75%, 02/01/25	30,000	28,751
Regency Energy Partners LP
5.88%, 03/01/22	30,000	31,743
Rowan Cos. Inc.
7.38%, 06/15/25 (b)	30,000	29,913
Transocean Proteus Ltd.
6.25%, 12/01/24 (c)	25,500	25,994
		318,591
	Shares/Par[1]	Value ($)
Financials 0.4%
Ally Financial Inc.
5.75%, 11/20/25 (b)	30,000	31,008
CIT Group Inc.
6.13%, 03/09/28	30,000	31,385
Diamond 1 Finance Corp.
7.13%, 06/15/24 (c)	30,000	32,176
Icahn Enterprises LP
6.38%, 12/15/25	30,000	30,115
James Hardie International Finance DAC
5.00%, 01/15/28 (c)	10,000	9,437
Level 3 Financing Inc.
5.38%, 01/15/24	30,000	30,054
SLM Corp.
5.50%, 01/25/23 (b)	30,000	29,932
		194,107
Health Care 0.5%
Centene Corp.
4.75%, 01/15/25	30,000	29,896
Centene Escrow I Corp.
5.38%, 06/01/26 (c)	17,000	17,425
Community Health Systems Inc.
8.63%, 01/15/24 (c)	30,000	31,152
HCA Inc.
5.25%, 06/15/26	30,000	30,816
Tenet Healthcare Corp.
6.75%, 06/15/23 (b)	30,000	29,918
5.13%, 05/01/25 (b)	30,000	29,525
Valeant Pharmaceuticals International Inc.
6.13%, 04/15/25 (b) (c)	30,000	28,550
5.50%, 11/01/25 (c)	30,000	29,988
WellCare Health Plans Inc.
5.38%, 08/15/26 (c)	45,000	45,807
		273,077
Industrials 0.4%
Aircastle Ltd.
5.00%, 04/01/23	30,000	30,800
Ashtead Capital Inc.
5.25%, 08/01/26 (c)	93,000	94,046
Bombardier Inc.
6.00%, 10/15/22 (c)	30,000	30,071
Standard Industries Inc.
4.75%, 01/15/28 (c)	20,000	18,474
United Rentals North America Inc.
4.88%, 01/15/28	30,000	28,174
		201,565
Information Technology 0.1%
CommScope Technologies LLC
5.00%, 03/15/27 (c)	30,000	29,016
Materials 0.4%
BWAY Holding Co.
7.25%, 04/15/25 (c)	30,000	29,289
Crown Americas LLC
4.75%, 02/01/26 (b) (c)	30,000	28,721
FMG Resources August 2006 Pty Ltd.
5.13%, 03/15/23 (c)	30,000	29,485
Freeport-McMoRan Inc.
4.55%, 11/14/24	30,000	29,182
Hexion Inc.
10.38%, 02/01/22 (c)	30,000	29,252
Koppers Inc.
6.00%, 02/15/25 (c)	30,000	30,042
Olin Corp.
5.13%, 09/15/27	30,000	28,942
		204,913
Real Estate 0.1%
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	30,000	30,794
Utilities 0.1%
AES Corp.
5.50%, 04/15/25	30,000	30,726

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Calpine Corp.
5.75%, 01/15/25 (b)	30,000	26,567
		57,293
Total Corporate Bonds And Notes (cost $1,865,266)		1,870,438
SENIOR LOAN INTERESTS 98.3%
Communication Services 5.3%
Avaya Inc.
Term Loan B, 0.00%, (3M LIBOR + 4.25%), 12/14/24 (d) (e)	75,000	75,621
CBS Radio Inc.
Term Loan B, 4.96%, (3M LIBOR + 2.75%), 11/18/24 (d)	159,598	158,173
CenturyLink Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 01/15/25 (d)	99,499	98,752
Cincinnati Bell Inc.
Term Loan, 5.49%, (3M LIBOR + 3.25%), 10/02/24 (d)	100,000	100,031
Cogeco Communications (USA) II LP
1st Lien Term Loan, 4.45%, (1M LIBOR + 2.375%), 08/11/24 (d)	199,500	199,426
Consolidated Communications Inc.
Term Loan B, 5.08%, (1M LIBOR + 3.00%), 09/29/23 (d)	149,368	147,128
Frontier Communications Corp.
Term Loan B-1, 6.00%, (3M LIBOR + 3.75%), 05/31/24 (d)	84,660	82,847
Global Tel*Link Corp.
1st Lien Term Loan, 6.33%, (3M LIBOR + 4.00%), 05/20/20 (d)	149,417	150,202
Intelsat Jackson Holdings SA
Term Loan B-3, 5.98%, (3M LIBOR + 3.75%), 11/27/23 (d)	270,000	271,012
Maxar Technologies Ltd.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 07/07/24 (d)	143,598	141,157
MTN Infrastructure TopCo Inc.
1st Lien Term Loan B, 5.08%, (3M LIBOR + 3.00%), 10/27/24 (d)	49,750	49,844
Securus Technologies Holdings Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.5%), 06/20/24 (d) (e)	122,400	122,461
1st Lien Term Loan, 6.74%, (3M LIBOR + 4.50%), 06/20/24 (d)	30,447	30,462
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (d)	338,283	338,827
TDC A/S
Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/07/25 (d) (e)	87,780	88,636
Term Loan, 5.84%, (3M LIBOR + 3.50%), 06/07/25 (d)	37,406	37,771
Telesat Canada
Term Loan B-4, 4.89%, (3M LIBOR + 2.50%), 11/17/23 (d)	338,300	338,662
Vestcom Parent Holdings Inc.
1st Lien Term Loan, 6.08%, (3M LIBOR + 4.00%), 12/15/23 (d)	74,808	74,995
1st Lien Term Loan, 8.00%, (3M Prime Rate + 3.00%), 12/16/23 (d)	192	192
Windstream Services LLC
Term Loan B-6, 6.16%, (3M LIBOR + 4.00%), 03/29/21 (d)	99,492	94,766
Ziggo Secured Finance Partnership
Term Loan E, 4.66%, (3M LIBOR + 2.50%), 04/15/25 (d)	100,000	98,167
		2,699,132
Consumer Discretionary 22.1%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 4.33%, (3M LIBOR + 2.25%), 02/15/24 (d)	338,279	338,364
24 Hour Fitness Worldwide Inc.
Term Loan B, 5.58%, (3M LIBOR + 3.50%), 05/30/25 (d)	169,575	170,635
	Shares/Par[1]	Value ($)
Allied Universal Holdco LLC
Term Loan, 0.00%, (3M LIBOR + 3.75%), 07/28/22 (d) (e)	175,000	172,244
AMC Entertainment Holdings Inc.
Term Loan B, 4.38%, (3M LIBOR + 2.25%), 12/15/23 (d)	169,570	169,534
American Axle & Manufacturing Inc.
Term Loan B, 4.45%, (3M LIBOR + 2.25%), 03/10/24 (d)	40,036	40,016
Term Loan B, 4.47%, (3M LIBOR + 2.25%), 03/10/24 (d)	58,949	58,919
Bass Pro Group LLC
Term Loan B, 7.24%, (3M LIBOR + 5.00%), 11/15/23 (d)	129,422	130,619
Boing US Holdco Inc.
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 09/20/24 (d)	39,900	40,066
Bombardier Recreational Products Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 06/30/23 (d)	170,000	169,787
Boyd Gaming Corp.
Term Loan B-3, 4.42%, (3M LIBOR + 2.25%), 09/15/23 (d)	169,073	169,842
Caesars Entertainment Operating Co.
Term Loan, 4.08%, (3M LIBOR + 2.00%), 04/03/24 (d)	169,148	169,043
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.99%, (3M LIBOR + 2.75%), 12/23/24 (d)	438,044	440,296
Camelot UK Holdco Ltd.
Term Loan, 5.33%, (1M LIBOR + 3.25%), 10/03/23 (d)	169,146	169,322
Charter Communications Operating LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 04/30/25 (d)	198,997	199,224
CityCenter Holdings LLC
Term Loan B, 4.33%, (1M LIBOR + 2.25%), 04/14/24 (d)	169,144	169,250
Coinamatic Canada Inc.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 05/13/22 (d)	4,004	4,024
Constellis Holdings LLC
1st Lien Term Loan, 7.39%, (1M LIBOR + 5.00%), 04/17/24 (d) (f)	69,747	68,876
Core & Main LP
Term Loan B, 5.31%, (3M LIBOR + 3.00%), 07/19/24 (d)	53,003	53,158
Term Loan B, 5.32%, (3M LIBOR + 3.00%), 07/19/24 (d)	46,745	46,882
Creative Artists Agency LLC
Term Loan B, 5.16%, (1M LIBOR + 3.00%), 02/15/24 (d)	49,875	50,020
Term Loan B, 7.00%, (1M Prime Rate + 2.00%), 02/15/24 (d)	126	126
CSC Holdings LLC
Term Loan B, 4.66%, (3M LIBOR + 2.50%), 01/12/26 (d)	199,500	200,083
CWGS Group LLC
Term Loan, 4.83%, (1M LIBOR + 2.75%), 11/02/23 (d)	87	85
Term Loan, 4.87%, (1M LIBOR + 2.75%), 11/02/23 (d)	169,483	166,178
Delta 2 (LUX) SARL
Term Loan, 4.74%, (3M LIBOR + 2.50%), 02/01/24 (d)	170,000	168,584
DexKo Global Inc.
Term Loan, 5.58%, (3M LIBOR + 3.50%), 07/24/24 (d)	49,875	50,186
Dynacast International LLC
Term Loan B-2, 5.58%, (3M LIBOR + 3.25%), 01/28/22 (d)	99,485	99,796
Eldorado Resorts LLC
Term Loan B, 4.38%, (1M LIBOR + 2.25%), 03/15/24 (d)	79,558	79,890
Term Loan B, 4.44%, (1M LIBOR + 2.25%), 03/15/24 (d)	90,441	90,819

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Equinox Holdings Inc.
1st Lien Term Loan, 5.24%, (1M LIBOR + 3.00%), 03/08/24 (d)	89,773	90,155
ESH Hospitality Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 08/30/23 (d)	169,150	169,150
Fitness International LLC
Term Loan B, 5.33%, (1M LIBOR + 3.25%), 04/13/25 (d)	86,342	86,471
Term Loan B, 5.75%, (1M LIBOR + 3.25%), 04/13/25 (d)	43,333	43,398
Garda World Security Corp.
Term Loan, 5.82%, (3M LIBOR + 3.50%), 05/12/24 (d)	99,495	99,826
Term Loan, 7.75%, (3M Prime Rate + 2.50%), 05/12/24 (d)	253	253
Golden Nugget Inc.
Incremental Term Loan B, 4.90%, (3M LIBOR + 2.75%), 09/07/23 (d)	130,696	131,111
Incremental Term Loan B, 4.83%, (3M LIBOR + 2.75%), 10/04/23 (d)	175,108	175,665
Hayward Industries Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/04/24 (d) (e)	100,000	100,550
HD Supply Inc.
Term Loan B-4, 4.57%, (3M LIBOR + 2.50%), 10/17/23 (d)	99,497	100,293
Helix Gen Funding LLC
Term Loan B, 5.83%, (3M LIBOR + 3.75%), 03/02/24 (d)	57,305	53,688
Hoffmaster Group Inc.
1st Lien Term Loan, 6.08%, (1M LIBOR + 4.00%), 11/11/23 (d)	37,310	37,590
iHeartCommunications Inc.
Term Loan D, 0.00%, 01/30/19 (g) (h)	150,000	112,407
Information Resources Inc.
1st Lien Term Loan, 6.57%, (3M LIBOR + 4.25%), 01/15/24 (d)	139,394	140,265
Inmar Holdings Inc.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 04/25/24 (d)	39,798	39,898
Interior Logic Group Inc.
Term Loan B, 6.34%, (1M LIBOR + 4.00%), 05/21/25 (d)	100,000	99,875
International Textile Group Inc.
1st Lien Term Loan, 7.10%, (3M LIBOR + 5.00%), 04/19/24 (d) (f)	99,375	99,375
Intrawest Resorts Holdings Inc.
Term Loan B-1, 5.24%, (3M LIBOR + 3.00%), 06/28/24 (d)	129,348	129,478
IRB Holding Corp.
1st Lien Term Loan, 5.46%, (3M LIBOR + 3.25%), 01/18/25 (d)	169,150	169,150
Jo-Ann Stores Inc.
Term Loan, 7.51%, (3M LIBOR + 5.00%), 09/29/23 (d)	49,871	50,058
Las Vegas Sands LLC
Term Loan B, 3.83%, (3M LIBOR + 1.75%), 03/27/25 (d)	99,750	99,635
Liberty Cablevision of Puerto Rico LLC
1st Lien Term Loan, 5.84%, (3M LIBOR + 3.50%), 12/24/21 (d)	50,000	49,063
Lifetime Brands Inc.
Term Loan B, 5.58%, (3M LIBOR + 3.50%), 03/13/25 (d)	64,838	64,878
Lions Gate Capital Holdings LLC
Term Loan B, 4.49%, (3M LIBOR + 2.25%), 03/20/25 (d)	199,000	199,084
LTF Merger Sub Inc.
Term Loan B, 5.06%, (3M LIBOR + 2.75%), 06/22/22 (d)	169,146	169,415
Marriott Ownership Resorts Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 08/29/25 (d)	48,000	48,360
Mavis Tire Express Services Corp.
1st Lien Term Loan, 5.42%, (3M LIBOR + 3.25%), 03/15/25 (d)	197,456	196,716
	Shares/Par[1]	Value ($)
Delayed Draw Term Loan, 5.42%, (3M LIBOR + 3.25%), 03/15/25 (d) (f)	1,743	1,736
Michaels Stores Inc.
Term Loan B, 4.66%, (3M LIBOR + 2.50%), 01/01/23 (d)	26,054	25,913
Term Loan B, 4.71%, (3M LIBOR + 2.50%), 01/01/23 (d)	4,492	4,468
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 01/01/23 (d)	69,204	68,829
Minimax GmbH & Co. KG
Term Loan B-1C, 0.00%, (3M LIBOR + 3.00%), 06/18/25 (d) (e)	37,500	37,781
Mohegan Tribal Gaming Authority
Term Loan B, 6.08%, (3M LIBOR + 4.00%), 10/30/23 (d)	29,922	28,180
Neiman Marcus Group Inc.
Term Loan, 5.37%, (1M LIBOR + 3.25%), 10/25/20 (d)	234,543	217,942
NPC International Inc.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 04/05/24 (d)	50,000	50,163
Numericable Group SA
Term Loan B-11, 4.82%, (3M LIBOR + 2.75%), 07/31/25 (d)	199,495	194,424
NVA Holdings Inc.
Term Loan B-3, 4.83%, (3M LIBOR + 2.75%), 01/31/25 (d)	169,150	168,568
Party City Holdings Inc.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 08/19/22 (d)	41,835	42,113
Term Loan B, 5.28%, (3M LIBOR + 2.75%), 08/19/22 (d)	41,358	41,631
Penn National Gaming Inc.
1st Lien Term Loan B, 0.00%, (3M LIBOR + 2.25%), 08/15/25 (d) (e)	90,000	90,450
Petco Animal Supplies Inc.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 01/12/23 (d)	124,680	100,870
PetSmart Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 3.00%), 03/11/22 (d) (e)	49,871	43,462
Playa Resorts Holding BV
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/07/24 (d)	179,095	177,662
ProQuest LLC
Term Loan B, 5.92%, (3M LIBOR + 3.75%), 10/24/21 (d)	79,789	79,963
Rodan & Fields LLC
Term Loan B, 6.16%, (3M LIBOR + 4.00%), 06/07/25 (d)	49,875	50,332
Term Loan B, 8.00%, (3M Prime Rate + 3.00%), 06/07/25 (d)	125	126
Sally Holdings LLC
Term Loan B-1, 4.33%, (3M LIBOR + 2.25%), 07/05/24 (d)	99,749	99,001
Scientific Games International Inc.
Term Loan B-5, 4.99%, (3M LIBOR + 2.75%), 08/14/24 (d)	65,156	65,024
Term Loan B-5, 5.04%, (3M LIBOR + 2.75%), 08/14/24 (d)	273,144	272,589
Serta Simmons Bedding LLC
1st Lien Term Loan, 5.60%, (3M LIBOR + 3.50%), 10/21/23 (d)	97,510	87,191
1st Lien Term Loan, 5.63%, (3M LIBOR + 3.50%), 10/21/23 (d)	27,300	24,411
ServiceMaster Co.
Term Loan B, 4.58%, (3M LIBOR + 2.50%), 11/08/23 (d)	98,776	99,456
Shutterfly Inc.
Term Loan B-2, 4.83%, (3M LIBOR + 2.75%), 08/17/24 (d)	99,750	100,082
SIWF Holdings Inc.
1st Lien Term Loan, 6.41%, (3M LIBOR + 4.25%), 05/25/25 (d)	99,750	100,498
Spin Holdco Inc.
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 11/14/22 (d)	99,496	99,689

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
SRAM LLC
Term Loan B, 4.95%, (3M LIBOR + 2.75%), 03/15/24 (d)	46,939	47,173
Term Loan B, 5.01%, (3M LIBOR + 2.75%), 03/15/24 (d)	44,898	45,122
Term Loan B, 6.75%, (3M Prime Rate + 1.75%), 03/15/24 (d)	1,787	1,796
Staples Inc.
Term Loan B, 6.34%, (3M LIBOR + 4.00%), 08/15/24 (d)	179,548	179,436
Stars Group Holdings BV
Incremental Term Loan, 0.00%, (3M LIBOR + 3.50%), 06/29/25 (d) (e)	140,000	141,215
Incremental Term Loan, 5.89%, (3M LIBOR + 3.50%), 06/29/25 (d)	157,605	158,973
Station Casinos LLC
Term Loan B, 4.58%, (3M LIBOR + 2.50%), 05/24/23 (d)	169,127	169,743
Tenneco Inc.
Term Loan , 0.00%, (3M LIBOR + 2.75%), 06/18/25 (d) (e)	187,500	187,500
TI Group Automotive Systems LLC
Term Loan, 4.58%, (3M LIBOR + 2.50%), 06/25/22 (d)	170,000	170,170
Trader Corp.
Term Loan B, 5.06%, (3M LIBOR + 3.00%), 09/28/23 (d)	45,000	45,075
Tribune Media Co.
Term Loan C, 5.08%, (3M LIBOR + 3.00%), 01/20/24 (d)	125,000	125,312
Truck Hero Inc.
1st Lien Term Loan, 5.96%, (3M LIBOR + 3.75%), 05/17/24 (d)	99,496	99,683
UFC Holdings LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 07/22/23 (d)	219,569	220,734
Univision Communications Inc.
Term Loan C-5, 4.99%, (3M LIBOR + 2.75%), 03/15/24 (d)	179,238	173,996
USS Ultimate Holdings Inc.
1st Lien Term Loan, 5.83%, (3M LIBOR + 3.75%), 08/11/24 (d)	79,798	80,497
Vivid Seats Ltd.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 06/21/24 - 06/27/24 (d)	74,685	74,218
WASH Multifamily Laundry Systems LLC
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 05/15/22 (d)	25,842	25,971
WideOpenWest Finance LLC
Term Loan B, 5.41%, (3M LIBOR + 3.25%), 08/19/23 (d)	139,749	136,720
William Morris Endeavor Entertainment LLC
1st Lien Term Loan, 4.83%, (3M LIBOR + 2.75%), 05/11/25 (d)	219,450	218,901
WMG Acquisition Corp.
Term Loan F, 4.20%, (3M LIBOR + 2.125%), 11/01/23 (d)	170,000	169,631
		11,286,095
Consumer Staples 3.9%
Albertsons LLC
Term Loan B-6, 5.31%, (3M LIBOR + 3.00%), 06/22/23 (d)	159,596	159,529
American Seafoods Group LLC
1st Lien Term Loan, 4.83%, (3M LIBOR + 2.75%), 07/27/23 (d)	70,000	69,504
ATS Consolidated Inc.
1st Lien Term Loan, 5.82%, (3M LIBOR + 3.75%), 02/23/25 (d)	249,373	250,309
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.00%), 01/26/24 (d)	257,552	259,120
Coty Inc.
Term Loan B, 4.38%, (3M LIBOR + 2.25%), 03/29/25 (d)	169,575	167,562
Del Monte Foods Inc.
1st Lien Term Loan, 5.56%, (6M LIBOR + 3.25%), 01/26/21 (d)	34,817	31,967
	Shares/Par[1]	Value ($)
1st Lien Term Loan, 7.25%, (6M Prime Rate + 2.25%), 01/26/21 (d)	91	84
Diamond (BC) B.V.
Term Loan, 5.08%, (1M LIBOR + 3.00%), 07/24/24 (d)	84,786	83,091
Dole Food Co. Inc.
Term Loan B, 4.81%, (1M LIBOR + 2.75%), 03/22/24 (d)	25,911	25,879
Term Loan B, 4.83%, (1M LIBOR + 2.75%), 03/22/24 (d)	25,911	25,879
Term Loan B, 4.88%, (1M LIBOR + 2.75%), 03/22/24 (d)	25,911	25,879
Term Loan B, 5.08%, (1M LIBOR + 2.75%), 03/22/24 (d)	2,246	2,243
Term Loan B, 6.75%, (1M Prime Rate + 1.75%), 03/22/24 (d)	22	22
Hearthside Food Solutions LLC
Term Loan B, 5.06%, (3M LIBOR + 3.00%), 05/17/25 (d)	169,575	168,920
JBS USA LLC
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 10/30/22 (d)	25,119	25,161
Term Loan B, 4.84%, (3M LIBOR + 2.50%), 06/30/24 (d)	144,022	144,263
Portillo's Holdings LLC
1st Lien Term Loan, 6.83%, (3M LIBOR + 4.50%), 08/01/21 (d)	129,326	129,326
Post Holdings Inc.
Incremental Term Loan, 4.21%, (3M LIBOR + 2.00%), 05/24/24 (d)	98,992	98,957
Sigma Bidco BV
Term Loan B-2, 0.00%, (3M LIBOR + 3.00%), 03/07/25 (d) (e)	100,000	99,929
U.S. Foods Inc.
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 06/27/23 (d)	169,135	169,600
Utz Quality Foods LLC
1st Lien Term Loan, 5.56%, (3M LIBOR + 3.50%), 11/14/24 (d)	59,849	59,969
		1,997,193
Energy 2.0%
Arctic LNG Carriers Ltd.
Term Loan, 6.58%, (3M LIBOR + 4.50%), 04/21/23 (d)	49,748	49,872
EG Finco Ltd.
Term Loan, 6.39%, (3M LIBOR + 4.00%), 06/30/25 (d)	199,000	199,187
Encino Acquisition Partners Holdings LLC
2nd Lien Term Loan, 0.00%, (3M LIBOR + 6.75%), 09/26/25 (d) (e) (f)	90,000	90,000
HFOTCO LLC
Term Loan B, 5.09%, (3M LIBOR + 2.75%), 06/19/25 (d)	64,837	64,858
Lucid Energy Group II LLC
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.00%), 01/31/25 (d)	199,249	196,177
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 10/31/24 (d)	99,499	98,659
Summit Midstream Partners Holdings LLC
Term Loan B, 8.08%, (3M LIBOR + 6.00%), 05/15/22 (d)	47,363	47,985
Traverse Midstream Partners LLC
Term Loan, 6.16%, (3M LIBOR + 4.00%), 09/22/24 (d)	200,000	201,250
Ultra Resources Inc.
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.00%), 04/14/24 (d)	54,000	48,555
		996,543
Financials 10.8%
Acrisure LLC
Term Loan B, 6.59%, (3M LIBOR + 4.25%), 11/22/23 (d)	243,957	244,669
Advisor Group Inc.
Term Loan , 0.00%, (3M LIBOR + 3.75%), 08/13/25 (d) (e)	65,000	65,379

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Term Loan , 5.91%, (3M LIBOR + 3.75%), 08/13/25 (d)	45,000	45,262
AlixPartners LLP
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/28/24 (d)	277,591	278,690
Alliant Holdings I Inc.
Term Loan B, 5.15%, (3M LIBOR + 3.00%), 05/07/25 (d)	149,625	149,932
Altice Financing SA
Term Loan B, 0.00%, (3M LIBOR + 2.75%), 07/31/25 (d) (e)	105,000	102,874
Altice France SA
Term Loan B-13, 6.16%, (3M LIBOR + 4.00%), 07/13/26 (d)	230,000	227,939
AmWINS Group Inc.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 01/19/24 (d)	76,897	77,067
Term Loan B, 4.87%, (3M LIBOR + 2.75%), 01/19/24 (d)	22,597	22,647
AssuredPartners Inc.
1st Lien Term Loan, 5.47%, (3M LIBOR + 3.25%), 10/22/24 (d)	194,087	194,491
Asurion LLC
Term Loan B-4, 5.08%, (3M LIBOR + 3.00%), 08/04/22 (d)	437,976	441,339
Auris Luxembourg III SARL
Term Loan B-7, 5.33%, (3M LIBOR + 3.00%), 01/17/22 (d)	169,126	170,606
Term Loan B, 0.00%, (3M LIBOR + 3.75%), 07/23/25 (d) (e)	150,000	151,782
BCP Renaissance Parent LLC
Term Loan B, 5.84%, (3M LIBOR + 3.50%), 09/20/24 (d)	200,000	201,112
Cetera Group Inc.
Term Loan , 0.00%, (3M LIBOR + 4.25%), 08/15/25 (d) (e) (f)	84,000	84,630
Crown Finance US Inc.
Term Loan, 4.58%, (3M LIBOR + 2.50%), 02/05/25 (d)	199,000	198,698
Duff & Phelps Corp.
Term Loan B, 5.49%, (1M LIBOR + 3.25%), 12/04/24 (d)	89,650	89,650
Edelman Financial Group
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 06/26/25 (d)	92,500	93,194
Encapsys LLC
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 10/27/24 (d)	49,875	50,083
GTCR Valor Cos. Inc.
Term Loan B-1, 5.64%, (3M LIBOR + 3.25%), 06/30/23 (d)	78,980	79,358
HUB International Ltd.
Term Loan B, 5.34%, (3M LIBOR + 3.00%), 04/25/25 (d)	219,450	219,810
Ineos US Finance LLC
Term Loan B, 4.17%, (3M LIBOR + 2.00%), 03/31/24 (d)	169,148	169,359
ION Trading Technologies SARL
Incremental Term Loan B, 0.00%, (1M LIBOR + 4.00%), 11/21/24 (d) (e)	127,500	126,862
iStar Inc.
Term Loan B, 4.87%, (3M LIBOR + 2.75%), 06/30/20 (d)	75,000	75,000
Term Loan B, 4.92%, (3M LIBOR + 2.75%), 06/30/20 (d)	75,000	75,000
Jane Street Group LLC
Term Loan B, 5.83%, (3M LIBOR + 3.75%), 08/25/22 (d)	148,101	148,594
Level 3 Financing Inc.
Term Loan B, 4.43%, (3M LIBOR + 2.25%), 02/16/24 (d)	340,000	340,898
LPL Holdings Inc.
1st Lien Term Loan B, 4.42%, (3M LIBOR + 2.25%), 09/23/24 (d)	84,573	84,943
1st Lien Term Loan B, 4.43%, (3M LIBOR + 2.25%), 09/23/24 (d)	84,573	84,943
	Shares/Par[1]	Value ($)
NAB Holdings LLC
Term Loan, 5.33%, (3M LIBOR + 3.00%), 01/15/25 (d)	59,850	59,102
NFP Corp.
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 01/06/24 (d)	169,139	168,928
PMHC II Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.50%), 03/20/25 (d)	19,466	18,833
SolarWinds Holdings Inc.
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 02/06/24 (d)	169,148	170,088
Solera LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 03/03/23 (d)	169,565	169,898
Telenet Financing USD LLC
Term Loan AN, 4.41%, (3M LIBOR + 2.25%), 08/31/26 (d)	170,000	169,203
TKC Holdings Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.75%), 02/08/23 (d)	169,141	169,177
Travelport Finance Lux SARL
Term Loan B, 4.81%, (3M LIBOR + 2.50%), 03/16/25 (d)	169,089	169,054
Unitymedia Hessen GmbH & Co. KG
Term Loan E, 4.16%, (3M LIBOR + 2.00%), 05/24/23 (d)	100,000	100,069
Veritas Bermuda Ltd.
Term Loan B, 6.83%, (3M LIBOR + 4.50%), 01/27/23 (d)	12,413	12,074
		5,501,237
Health Care 14.1%
ADMI Corp.
Term Loan B, 5.33%, (3M LIBOR + 3.25%), 04/06/24 (d)	79,800	80,159
Air Methods Corp.
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 04/12/24 (d)	35,000	31,837
Alliance Healthcare Services Inc.
Term Loan B, 6.58%, (3M LIBOR + 4.50%), 10/20/23 (d)	128,365	129,007
Alphabet Holding Co. Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/09/24 (d) (e)	65,000	62,579
Alvogen Pharma US Inc.
Term Loan B, 6.83%, (3M LIBOR + 4.75%), 04/22/22 (d)	122,769	123,690
Amneal Pharmaceuticals LLC
Term Loan B, 5.75%, (3M LIBOR + 3.50%), 03/26/25 (d)	249,336	251,440
ATI Holdings Acquisition Inc.
Term Loan, 5.65%, (3M LIBOR + 3.50%), 05/10/23 - 05/15/23 (d)	129,339	129,986
Catalent Pharma Solutions Inc.
Term Loan B, 4.33%, (1M LIBOR + 2.25%), 05/08/21 (d)	107,480	108,118
Change Healthcare Holdings Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (d)	433,583	434,545
CHG Healthcare Services Inc.
1st Lien Term Loan B, 5.24%, (3M LIBOR + 3.00%), 06/07/23 (d)	61,117	61,473
1st Lien Term Loan B, 5.34%, (3M LIBOR + 3.00%), 06/07/23 (d)	108,883	109,518
Community Health Systems Inc.
Term Loan H, 5.56%, (3M LIBOR + 3.25%), 01/27/21 (d)	150,775	148,775
Concentra Inc.
1st Lien Term Loan, 4.86%, (3M LIBOR + 2.75%), 06/01/22 (d)	150,000	150,874
DaVita Inc.
Term Loan B, 4.83%, (1M LIBOR + 2.75%), 06/20/21 (d)	169,117	169,619
Diplomat Pharmacy Inc.
Term Loan B, 6.58%, (3M LIBOR + 4.50%), 12/31/24 (d)	37,384	37,524

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
DJO Finance LLC
Term Loan, 5.33%, (3M LIBOR + 3.25%), 06/27/20 (d)	84,448	84,396
Term Loan, 5.59%, (3M LIBOR + 3.25%), 06/27/20 (d)	85,115	85,062
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.37%, (3M LIBOR + 4.25%), 04/12/24 (d)	154,748	155,715
Envision Healthcare Corp.
Term Loan B, 5.25%, (3M LIBOR + 3.00%), 12/01/23 (d)	355,000	354,748
Equian LLC
Term Loan B, 5.46%, (3M LIBOR + 3.25%), 05/20/24 (d)	74,685	75,012
ExamWorks Group Inc.
Term Loan, 5.33%, (1M LIBOR + 3.25%), 07/27/23 (d)	169,145	170,329
Gentiva Health Services Inc.
1st Lien Term Loan, 6.00%, (3M LIBOR + 3.75%), 06/20/25 (d)	176,606	178,593
GHX Ultimate Parent Corp.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 06/24/24 (d)	129,345	129,507
Global Medical Response Inc.
Term Loan B-1, 5.38%, (3M LIBOR + 3.25%), 04/28/22 (d)	169,148	166,399
Greatbatch Ltd.
1st Lien Term Loan B, 5.14%, (3M LIBOR + 3.00%), 10/27/22 (d)	135,929	136,682
HCA Inc.
Term Loan B-10, 4.08%, (3M LIBOR + 2.00%), 03/07/25 (d)	119,150	119,977
Jaguar Holding Co. II
Term Loan, 4.74%, (3M LIBOR + 2.50%), 08/18/22 (d)	268,612	268,733
Kindred Healthcare Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 5.00%), 06/21/25 (d) (e)	45,000	45,113
1st Lien Term Loan, 7.25%, (3M LIBOR + 5.00%), 06/21/25 (d)	50,000	50,125
Kinetic Concepts Inc.
Term Loan B, 5.58%, (3M LIBOR + 3.25%), 01/30/24 (d)	169,144	170,074
MPH Acquisition Holdings LLC
Term Loan B, 5.14%, (3M LIBOR + 2.75%), 06/07/23 (d)	327,192	327,787
Ortho-Clinical Diagnostics SA
Term Loan B, 5.32%, (3M LIBOR + 3.25%), 06/01/25 (d)	287,100	288,033
Parexel International Corp.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 08/06/24 (d)	228,995	227,334
PharMerica Corp.
1st Lien Term Loan, 5.65%, (3M LIBOR + 3.50%), 09/25/24 (d)	169,150	170,207
Prestige Brands Inc.
Term Loan B-4, 4.08%, (3M LIBOR + 2.00%), 01/20/24 (d)	151,876	151,834
Prospect Medical Holdings Inc.
Term Loan B, 7.63%, (3M LIBOR + 5.50%), 02/12/24 (d)	169,575	171,271
Radiology Partners Holdings LLC
1st Lien Term Loan B, 6.59%, (3M LIBOR + 4.25%), 06/28/25 (d)	37,500	37,688
RadNet Inc.
Term Loan, 6.09%, (3M LIBOR + 3.75%), 06/30/23 (d)	73,306	73,728
Term Loan, 7.75%, (3M Prime Rate + 2.75%), 06/30/23 (d)	1,018	1,024
Select Medical Corp.
Term Loan B, 6.75%, (3M Prime Rate + 1.75%), 02/13/24 (d)	541	544
Term Loan B, 4.90%, (3M LIBOR + 2.75%), 06/30/24 (d)	169,029	170,015
Sound Inpatient Physicians
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/19/25 (d) (e)	50,000	50,354
	Shares/Par[1]	Value ($)
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 06/19/25 (d)	87,281	87,899
Surgery Center Holdings Inc.
Term Loan B, 5.57%, (3M LIBOR + 3.25%), 06/18/24 (d)	169,146	169,005
Team Health Holdings Inc.
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 01/12/24 (d)	229,166	221,145
U.S. Anesthesia Partners Inc.
Term Loan, 5.08%, (3M LIBOR + 3.00%), 06/16/24 (d)	149,370	150,117
U.S. Renal Care Inc.
Term Loan B, 6.64%, (3M LIBOR + 4.25%), 11/17/22 (d)	169,130	164,479
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 05/19/25 (d)	277,875	279,214
Verscend Holding Corp.
Term Loan B, 6.74%, (3M LIBOR + 4.50%), 08/08/25 (d)	90,000	90,675
Term Loan B, 0.00%, (3M LIBOR + 4.50%), 08/10/25 (d) (e)	100,000	100,750
Vizient Inc.
Term Loan B-4, 4.83%, (3M LIBOR + 2.75%), 02/13/23 (d)	50,000	50,125
		7,202,837
Industrials 12.8%
Accudyne Industries LLC
Term Loan, 5.08%, (3M LIBOR + 3.00%), 08/02/24 (d)	154,882	155,367
AI Mistral Holdco Ltd.
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 01/26/24 (d)	64,835	64,673
Allflex Holdings III Inc.
1st Lien Term Loan, 5.59%, (6M LIBOR + 3.25%), 06/15/20 (d)	99,738	99,905
Altra Industrial Motion
Term Loan B, 0.00%, (3M LIBOR + 2.00%), 09/26/25 (d) (e)	60,000	60,113
Altran Technologies SA
Term Loan B, 4.23%, (3M LIBOR + 2.25%), 01/31/25 (d)	150	150
Term Loan B, 4.59%, (3M LIBOR + 2.25%), 01/31/25 (d)	59,699	59,669
Avolon LLC
Term Loan B-3, 4.17%, (3M LIBOR + 2.00%), 01/15/25 (d)	169,575	170,070
Brand Energy & Infrastructure Services Inc.
Term Loan, 6.59%, (3M LIBOR + 4.25%), 06/16/24 (d)	29,698	29,866
Term Loan, 6.64%, (3M LIBOR + 4.25%), 06/16/24 (d)	466	469
Term Loan, 6.60%, (3M LIBOR + 4.25%), 06/16/24 - 06/17/24 (d)	153,942	154,815
Brickman Group Ltd. LLC
1st Lien Term Loan B, 4.69%, (3M LIBOR + 2.50%), 08/09/25 - 08/15/25 (d)	127,000	127,477
Brookfield WEC Holdings Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 07/26/25 (d)	225,000	227,711
Builders FirstSource Inc.
Term Loan B, 5.33%, (3M LIBOR + 3.00%), 02/29/24 (d)	99,745	99,717
Cortes NP Acquisition Corp.
Term Loan B, 6.31%, (3M LIBOR + 4.00%), 11/30/23 (d)	250,000	250,730
DAE Aviation Holdings Inc.
1st Lien Term Loan, 5.99%, (3M LIBOR + 3.75%), 06/25/22 (d)	169,128	170,101
DG Investment Intermediate Holdings 2 Inc.
Delayed Draw Term Loan, 5.08%, (3M LIBOR + 3.00%), 01/09/25 (d)	9,671	9,663
1st Lien Term Loan, 5.08%, (3M LIBOR + 3.00%), 01/31/25 (d)	89,871	89,796
Electrical Components International Inc.
1st Lien Term Loan, 6.59%, (3M LIBOR + 4.25%), 06/22/25 (d)	62,344	62,733

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Element Materials Technology Group US Holdings Inc.
Term Loan B, 0.00%, (1M LIBOR + 3.50%), 06/28/24 (d) (e)	80,000	80,366
Engineered Machinery Holdings Inc.
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.25%), 07/25/24 (d)	59,849	59,026
EWT Holdings III Corp.
Term Loan, 5.08%, (1M LIBOR + 3.00%), 12/13/24 (d)	64,836	65,133
Filtration Group Corp.
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 03/27/25 (d)	169,150	170,238
Gardner Denver Inc.
Term Loan B, 4.83%, (1M LIBOR + 2.75%), 07/30/24 (d)	136,346	136,988
Garrett LX III SARL
Term Loan B, 0.00%, (3M LIBOR + 2.50%), 09/22/25 (d) (e) (f)	50,000	50,000
Gates Global LLC
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/01/24 (d)	268,643	270,072
GFL Environmental Inc.
Term Loan B, 5.08%, (3M LIBOR + 2.75%), 05/11/25 (d)	150,837	150,963
Harbor Freight Tools USA Inc.
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 08/16/23 (d)	98,744	98,785
Hillman Group Inc.
Term Loan B, 0.00%, (1M LIBOR + 3.50%), 05/16/25 (d) (e)	20,000	19,760
Term Loan B, 5.83%, (1M LIBOR + 3.50%), 05/16/25 (d)	99,750	98,553
IBC Capital Ltd.
1st Lien Term Loan, 6.09%, (3M LIBOR + 3.75%), 09/11/23 (d)	37,313	37,530
Janus International Group LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.00%), 02/07/25 (d) (e)	30,000	29,625
1st Lien Term Loan, 5.08%, (3M LIBOR + 3.00%), 02/07/25 (d)	62,513	61,732
L&W Inc.
Term Loan B, 6.21%, (1M LIBOR + 4.00%), 05/18/25 (d)	99,750	100,623
Milacron LLC
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 09/23/23 (d)	165,211	165,211
Minimax GmbH & Co. KG
Term Loan B-1C, 5.08%, (3M LIBOR + 3.00%), 06/18/25 (d)	37,500	37,781
Navistar Financial Corp.
Term Loan B, 5.87%, (1M LIBOR + 3.75%), 07/25/25 (d)	225,000	225,844
Pelican Products Inc.
1st Lien Term Loan, 5.60%, (3M LIBOR + 3.50%), 04/18/25 (d)	99,750	99,917
Pike Corp.
Term Loan B, 5.75%, (3M LIBOR + 3.50%), 03/13/25 (d)	97,172	97,876
PODS LLC
1st Lien Term Loan, 4.88%, (3M LIBOR + 2.75%), 11/21/24 (d)	99,498	99,685
Prime Security Services Borrower LLC
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 05/02/22 (d)	323,677	325,059
Reece Ltd.
Term Loan B, 4.34%, (3M LIBOR + 2.00%), 06/01/25 (d)	74,812	74,906
Rexnord LLC
Term Loan B, 4.06%, (3M LIBOR + 2.00%), 08/21/24 (d)	170,000	170,753
Robertshaw US Holding Corp.
1st Lien Term Loan, 5.75%, (3M LIBOR + 3.50%), 02/14/25 (d)	99,500	98,629
Sedgwick Claims Management Services Inc.
1st Lien Term Loan, 4.83%, (3M LIBOR + 2.75%), 02/11/21 (d)	189,065	189,095
	Shares/Par[1]	Value ($)
Spectrum Holdings III Corp.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 01/26/25 (d)	90,545	89,715
Tempo Acquisition LLC
Term Loan, 5.08%, (3M LIBOR + 3.00%), 04/20/24 (d)	308,539	309,529
Titan Acquisition Ltd.
Term Loan B, 5.24%, (3M LIBOR + 3.00%), 03/16/25 (d)	204,062	198,069
Trans Union LLC
Term Loan B-3, 4.08%, (3M LIBOR + 2.00%), 04/09/23 (d)	169,146	169,379
TransDigm Inc.
Term Loan G, 4.58%, (3M LIBOR + 2.50%), 08/22/24 (d)	198,997	199,473
Term Loan E, 4.74%, (3M LIBOR + 2.50%), 05/14/25 (d)	119,699	119,981
USI Inc.
Term Loan, 5.33%, (3M LIBOR + 3.00%), 05/16/24 (d)	199,246	199,068
USIC Holdings Inc.
Term Loan B, 5.49%, (3M LIBOR + 3.25%), 12/09/23 (d)	99,510	100,008
VC GB Holdings Inc.
1st Lien Term Loan, 5.08%, (3M LIBOR + 3.00%), 02/28/24 (d)	59,854	60,004
Vouvray US Finance LLC
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 01/26/24 (d) (e)	49,873	49,749
West Corp.
Term Loan, 6.24%, (3M LIBOR + 4.00%), 10/03/24 (d)	199,072	198,306
		6,540,456
Information Technology 14.8%
Almonde Inc.
1st Lien Term Loan, 5.89%, (3M LIBOR + 3.50%), 04/26/24 (d)	321,969	322,026
2nd Lien Term Loan, 9.64%, (3M LIBOR + 7.25%), 04/27/25 (d)	50,000	49,400
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.33%, (1M LIBOR + 3.25%), 10/19/23 (d)	304,135	305,087
Applied Systems Inc.
1st Lien Term Loan, 5.39%, (3M LIBOR + 3.00%), 09/06/24 (d)	169,146	169,991
AppLovin Corp.
Term Loan B, 6.06%, (3M LIBOR + 3.75%), 07/13/26 (d)	86,000	86,592
Avast Software BV
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 09/30/23 (d)	97,500	97,987
Avaya Inc.
Term Loan B, 6.41%, (3M LIBOR + 4.25%), 12/14/24 (d)	179,423	180,908
Blackhawk Network Holdings Inc.
1st Lien Term Loan, 5.39%, (3M LIBOR + 3.00%), 05/31/25 (d)	114,712	115,368
BMC Software Finance Inc.
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 09/10/22 (d)	99,497	100,492
Term Loan B, 0.00%, (3M LIBOR + 4.135%), 06/30/25 (d) (e)	217,500	219,521
Cvent Inc.
1st Lien Term Loan, 5.97%, (3M LIBOR + 3.75%), 11/30/24 (d)	99,625	99,500
Cypress Intermediate Holdings III Inc.
1st Lien Term Loan, 5.08%, (1M LIBOR + 3.00%), 03/30/24 (d)	169,144	169,778
Dell International LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 09/07/23 (d)	269,322	269,839
DigiCert Inc.
Term Loan B-1, 6.83%, (3M LIBOR + 4.75%), 09/19/24 (d)	169,575	169,734
DTI Holdco Inc.
Term Loan B, 6.95%, (1M LIBOR + 4.75%), 09/29/23 (d)	99,492	96,425

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Dynatrace LLC
1st Lien Term Loan, 5.47%, (3M LIBOR + 3.25%), 08/08/25 (d)	83,000	83,450
EVO Payments International LLC
1st Lien Term Loan, 5.33%, (3M LIBOR + 3.25%), 12/22/23 (d)	248,949	250,662
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (d) (e)	305,000	304,152
First Data Corp.
Term Loan, 4.21%, (1M LIBOR + 2.00%), 04/26/24 (d)	400,000	400,144
GlobalLogic Holdings Inc.
1st Lien Term Loan, 5.42%, (3M LIBOR + 3.25%), 07/27/25 (d)	87,500	88,156
Go Daddy Operating Co. LLC
Term Loan, 4.33%, (3M LIBOR + 2.25%), 02/15/24 (d)	169,143	169,754
GTT Communications Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 04/27/25 (d)	119,700	118,653
Infor US Inc.
Term Loan B-6, 4.83%, (3M LIBOR + 2.75%), 02/07/22 (d)	197,411	197,873
Kronos Inc.
Term Loan B, 0.00%, (3M LIBOR + 3.00%), 11/01/23 (d) (e)	40,000	40,175
Term Loan B, 5.16%, (3M LIBOR + 3.00%), 11/01/23 (d)	500	502
Term Loan B, 5.34%, (3M LIBOR + 3.00%), 11/01/23 (d)	198,500	199,369
Lumentum Holdings
1st Lien Term Loan, 0.00%, (3M LIBOR + 2.50%), 08/07/25 (d) (e)	22,000	22,193
MA FinanceCo. LLC
Term Loan B-3, 4.58%, (3M LIBOR + 2.50%), 04/19/24 (d)	32,164	32,083
McAfee LLC
Term Loan B, 6.57%, (3M LIBOR + 4.50%), 09/20/24 (d)	199,246	200,812
MH Sub I LLC
1st Lien Term Loan, 5.92%, (3M LIBOR + 3.75%), 08/09/24 (d)	199,246	200,491
MLN US HoldCo LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.50%), 07/13/25 (d) (e)	75,000	75,656
NaviHealth Inc.
Term Loan B, 7.10%, (3M LIBOR + 5.00%), 08/01/25 (d)	90,000	86,400
NeuStar Inc.
Term Loan B-4, 5.57%, (3M LIBOR + 3.50%), 08/08/24 (d)	198,995	199,172
PowerSchool
Term Loan B, 5.35%, (3M LIBOR + 3.25%), 06/15/25 (d)	125,000	125,000
Presidio Inc.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 02/02/24 (d)	533	534
Term Loan B, 5.08%, (3M LIBOR + 2.75%), 02/02/24 (d)	2,235	2,239
Term Loan B, 5.09%, (3M LIBOR + 2.75%), 02/02/24 (d)	122,481	122,686
PSAV Holdings LLC
1st Lien Term Loan, 5.46%, (3M LIBOR + 3.25%), 02/23/25 (d)	28,778	28,562
1st Lien Term Loan, 5.59%, (3M LIBOR + 3.25%), 02/23/25 (d)	75,037	74,474
Rackspace Hosting Inc.
Incremental 1st Lien Term Loan, 5.35%, (1M LIBOR + 3.00%), 11/03/23 (d)	238,788	235,555
Radiate Holdco LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 12/09/23 (d)	179,292	178,807
Riverbed Technology Inc.
Term Loan, 5.33%, (3M LIBOR + 3.25%), 04/22/22 (d)	170,000	169,716
	Shares/Par[1]	Value ($)
Seattle Spinco Inc.
Term Loan B-3, 4.58%, (3M LIBOR + 2.50%), 04/19/24 (d)	217,210	216,667
Sirius Computer Solutions Inc.
Term Loan, 6.49%, (3M LIBOR + 4.25%), 10/30/22 (d)	118,249	118,692
Skillsoft Corp.
1st Lien Term Loan, 6.99%, (1M LIBOR + 4.75%), 04/22/21 (d)	99,742	94,673
Sophia LP
Term Loan B, 5.62%, (1M LIBOR + 3.25%), 09/30/22 (d)	169,128	169,797
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (d)	88,630	88,691
SS&C Technologies Inc.
Term Loan B-3, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (d)	228,329	228,486
SurveyMonkey Inc.
Term Loan, 6.58%, (3M LIBOR + 4.50%), 04/06/24 (d)	99,496	99,621
TriTech Software Systems
Term Loan B, 5.83%, (3M LIBOR + 3.75%), 08/16/25 (d)	90,000	90,405
VeriFone Inc.
1st Lien Term Loan, 6.32%, (3M LIBOR + 4.00%), 08/09/25 (d)	180,000	181,035
Veritas Bermuda Ltd.
Term Loan B, 6.58%, (3M LIBOR + 4.50%), 01/27/23 (d)	37,460	36,436
Vertafore Inc.
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 06/04/25 (d)	56,250	56,477
WEX Inc.
Term Loan B-2, 4.33%, (3M LIBOR + 2.25%), 06/30/24 (d)	99,491	99,782
		7,540,680
Materials 10.7%
American Builders & Contractors Supply Co. Inc.
Term Loan B, 4.24%, (3M LIBOR + 2.00%), 10/31/23 (d)	129,343	128,902
Avantor Inc.
1st Lien Term Loan, 6.24%, (3M LIBOR + 4.00%), 09/22/24 (d)	199,072	201,406
Ball Metalpack Finco LLC
1st Lien Term Loan B, 6.58%, (3M LIBOR + 4.50%), 07/25/25 (d)	99,750	100,623
Berry Global Inc.
Term Loan S, 3.94%, (3M LIBOR + 1.75%), 02/02/20 (d)	130,000	130,000
BOYD Corp.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/15/25 (d) (e)	120,000	120,450
BWAY Holding Co.
Term Loan B, 5.58%, (3M LIBOR + 3.25%), 04/03/24 (d)	338,716	338,293
Caraustar Industries Inc.
Term Loan B, 7.83%, (3M LIBOR + 5.50%), 03/09/22 (d)	79,797	80,463
Composite Resins Holding BV
Term Loan B, 6.35%, (3M LIBOR + 4.25%), 06/27/25 (d) (f)	64,838	65,162
Consolidated Container Co. LLC
1st Lien Term Loan, 4.83%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (d)	129,348	129,736
Cyanco Intermediate Corp.
Term Loan B, 5.58%, (1M LIBOR + 3.25%), 03/07/25 (d)	29,850	30,018
Emerald Performance Materials LLC
1st Lien Term Loan, 5.58%, (1M LIBOR + 3.50%), 07/23/21 (d)	49,853	50,186
Flex Acquisition Co. Inc.
1st Lien Term Loan, 5.34%, (3M LIBOR + 3.00%), 12/15/23 (d)	169,571	169,382
GYP Holdings III Corp.
Term Loan B, 4.83%, (3M LIBOR + 2.75%), 05/15/25 (d)	94,762	94,407

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Houghton International Inc.
Term Loan B, 5.33%, (1M LIBOR + 3.25%), 12/13/19 (d)	59,841	59,741
Invictus U.S. LLC
1st Lien Term Loan, 5.20%, (3M LIBOR + 3.00%), 02/14/25 (d)	59,850	60,187
2nd Lien Term Loan, 8.83%, (3M LIBOR + 6.75%), 02/15/26 (d) (f)	40,000	39,700
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.49%, (3M LIBOR + 4.25%), 06/30/22 (d)	198,995	193,174
Kraton Polymers LLC
Term Loan, 4.58%, (3M LIBOR + 2.50%), 03/03/25 (d)	148,513	148,884
MacDermid Inc.
Term Loan B-6, 5.08%, (3M LIBOR + 3.00%), 06/07/23 (d)	100,000	100,550
Nexeo Solutions LLC
Term Loan, 5.56%, (3M LIBOR + 3.25%), 06/09/23 (d)	33,490	33,649
Term Loan, 5.58%, (3M LIBOR + 3.25%), 06/09/23 (d)	32,301	32,455
Term Loan, 5.59%, (3M LIBOR + 3.25%), 06/09/23 (d)	33,957	34,118
OCI Beaumont LLC
Term Loan, 6.33%, (3M LIBOR + 4.00%), 02/14/25 (d)	49,875	50,561
Onex TSG Holdings II Corp.
1st Lien Term Loan, 6.08%, (3M LIBOR + 4.00%), 07/31/22 (d)	50,000	50,375
Plaskolite Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 11/03/22 (d) (e)	50,000	50,000
1st Lien Term Loan, 5.58%, (3M LIBOR + 3.50%), 11/03/22 (d)	39,900	39,900
Polymer Additives Inc.
1st Lien Term Loan, 8.08%, (3M LIBOR + 6.00%), 07/25/25 (d) (f)	100,000	98,000
PQ Corp.
Term Loan B, 4.74%, (3M LIBOR + 2.50%), 02/08/25 (d)	163,095	163,198
Prince Minerals Inc.
1st Lien Term Loan, 5.83%, (3M LIBOR + 3.50%), 03/20/25 (d)	30,409	29,420
Pro Mach Group Inc.
Term Loan B, 5.13%, (3M LIBOR + 3.00%), 03/07/25 (d)	129,350	128,758
Proampac PG Borrower LLC
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 11/18/23 (d) (e)	—	—
1st Lien Term Loan, 5.68%, (3M LIBOR + 3.50%), 11/18/23 (d)	75,813	76,041
1st Lien Term Loan, 5.81%, (3M LIBOR + 3.50%), 11/18/23 (d)	46,985	47,126
1st Lien Term Loan, 5.84%, (3M LIBOR + 3.50%), 11/18/23 (d)	86,239	86,497
Quikrete Holdings Inc.
1st Lien Term Loan, 4.99%, (3M LIBOR + 2.75%), 11/03/23 (d)	255,000	255,479
Reynolds Group Holdings Inc.
Term Loan, 4.99%, (3M LIBOR + 2.75%), 02/05/23 (d)	452,835	454,818
Schenectady International Group Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.75%), 08/21/25 (d) (e) (f)	180,000	180,450
SIG Combibloc US Acquisition Inc.
Term Loan, 4.83%, (1M Prime Rate + 1.75%), 02/03/22 (d)	149,302	149,452
Solenis International LP
1st Lien Term Loan, 6.31%, (3M LIBOR + 4.00%), 12/18/25 (d)	62,344	62,818
Starfruit Finco BV
Term Loan B, 0.00%, (3M LIBOR + 3.25%), 09/10/25 (d) (e)	192,000	192,760
TricorBraun Holdings Inc.
1st Lien Term Loan, 6.08%, (3M LIBOR + 3.75%), 11/29/23 (d)	195,709	196,402
	Shares/Par[1]	Value ($)
1st Lien Delayed Draw Term Loan, 6.10%, (3M LIBOR + 3.75%), 11/30/23 (d)	19,670	19,740
1st Lien Delayed Draw Term Loan, 7.75%, (3M Prime Rate + 2.75%), 11/30/23 (d)	50	50
Trident TPI Holdings Inc.
Term Loan B-1, 5.33%, (3M LIBOR + 3.25%), 10/05/24 (d)	49,749	49,522
Trinseo Materials Operating SCA
Term Loan, 4.08%, (3M LIBOR + 2.00%), 09/06/24 (d)	99,497	99,829
Tronox Blocked Borrower LLC
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 09/15/24 (d)	51,138	51,293
Tronox Finance LLC
Term Loan B, 5.08%, (3M LIBOR + 3.00%), 09/11/24 (d)	118,010	118,369
Univar Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 07/01/24 (d)	261,039	261,446
Venator Materials Corp.
Term Loan B, 5.08%, (1M LIBOR + 3.00%), 06/28/24 (d)	39,899	39,999
Wilsonart LLC
Term Loan B, 5.59%, (3M LIBOR + 3.25%), 12/19/23 (d)	159,345	159,867
		5,453,656
Real Estate 1.0%
Capital Automotive LP
1st Lien Term Loan, 4.58%, (1M LIBOR + 2.50%), 03/21/24 (d)	199,495	199,744
2nd Lien Term Loan, 8.08%, (3M LIBOR + 6.00%), 03/21/25 (d)	123,522	125,992
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.24%, (3M LIBOR + 2.00%), 04/20/23 (d)	99,490	99,567
VICI Properties 1 LLC
Term Loan B, 4.21%, (3M LIBOR + 2.00%), 12/13/24 (d)	100,000	100,125
		525,428
Utilities 0.8%
Calpine Corp.
Term Loan B-5, 4.84%, (3M LIBOR + 2.50%), 05/23/22 (d)	198,972	198,868
Vistra Energy Corp.
1st Lien Term Loan B-3, 4.08%, (3M LIBOR + 2.00%), 12/11/25 (d)	53,159	53,205
1st Lien Term Loan B-3, 4.16%, (3M LIBOR + 2.00%), 12/11/25 (d)	146,341	146,470
		398,543
Total Senior Loan Interests (cost $50,242,716)		50,141,800
SHORT TERM INVESTMENTS 4.3%
Investment Companies 3.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.05% (i)	1,724,328	1,724,328
Securities Lending Collateral 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16% (i)	447,505	447,505
Total Short Term Investments (cost $2,171,833)		2,171,833
Total Investments 106.3% (cost $54,279,815)		54,184,071
Other Derivative Instruments (0.0)%		(289)
Other Assets and Liabilities, Net (6.3)%		(3,192,357)
Total Net Assets 100.0%		50,991,425

(a) The Fund had an unfunded commitment at September 30, 2018. See Unfunded Commitments in the Schedules of Investments.

(b) All or portion of the security was on loan.

(c) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $923,147 and 1.8%, respectively.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Non-income producing security.

(h) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Unfunded Commitments

	Unfunded Commitment ($)	Unrealized Appreciation/ (Depreciation) ($)

GFL Environmental Inc. – Delayed Draw Term Loan	18,738	63
GlobalLogic Holdings Inc. – Delayed Draw Term Loan	12,438	156
ICSH Inc. – Delayed Draw Term Loan*	3,594	(53)
Mavis Tire Express Services Corp. – Delayed Draw Term Loan*	29,930	(24)
	64,700	142

* Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds’ Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Note, 10-Year	(4)	December 2018	(479,799)	(125)	4,675
U.S. Treasury Note, 5-Year	(3)	December 2018	(339,558)	(164)	2,128
				(289)	6,803

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
COMMON STOCKS 3.5%
Consumer Discretionary 0.6%
MGM Resorts International	3,000	83,730
Michaels Cos. Inc. (a)	5,000	81,150
ServiceMaster Global Holdings Inc. (a)	2,000	124,060
		288,940
Consumer Staples 0.1%
B&G Foods Inc. (b)	2,500	68,625
Energy 1.0%
Chaparral Energy Inc. - Class A (a)	16,675	293,813
MPLX LP	2,200	76,296
Summit Midstream Partners LP	5,000	71,500
Williams Cos. Inc.	2,988	81,244
		522,853
Financials 0.6%
JPMorgan Chase & Co.	2,500	282,100
Health Care 0.2%
Bausch Health Cos. Inc. (a)	4,200	107,814
Industrials 0.1%
Builders FirstSource Inc. (a)	5,000	73,400
Materials 0.9%
Freeport-McMoRan Inc. - Class B	6,700	93,264
Huntsman Corp.	6,000	163,380
LyondellBasell Industries NV - Class A	1,800	184,518
		441,162
Total Common Stocks (cost $1,885,736)		1,784,894
PREFERRED STOCKS 0.2%
Financials 0.2%
Morgan Stanley - Series K, 5.85%, (callable at 25 beginning 04/15/27) (c)	3,000	76,290
Total Preferred Stocks (cost $77,790)		76,290
CORPORATE BONDS AND NOTES 86.1%
Communication Services 13.6%
Altice Luxembourg SA
8.13%, 02/01/27 (d)	200,000	205,927
AMC Entertainment Holdings Inc.
6.13%, 05/15/27 (b)	169,000	162,270
CB Escrow Corp.
8.00%, 10/15/25 (d)	267,000	248,977
CCO Holdings LLC
5.13%, 02/15/23	167,000	167,584
5.13%, 05/01/27 (d)	559,000	530,702
5.88%, 05/01/27 (d)	200,000	198,097
CenturyLink Inc.
5.63%, 04/01/25 (b)	333,000	325,469
DISH DBS Corp.
5.13%, 05/01/20	150,000	151,414
5.00%, 03/15/23 (b)	175,000	158,810
Frontier Communications Corp.
11.00%, 09/15/25	300,000	233,790
8.50%, 04/01/26 (d)	100,000	94,584
9.00%, 08/15/31	50,000	31,891
Gannett Co. Inc.
5.50%, 09/15/24 (b) (d)	50,000	50,592
iHeartCommunications Inc.
0.00%, 03/01/21 (a) (e)	208,000	154,893
0.00%, 03/01/21 (a) (d) (e)	107,000	73,226
Intelsat Jackson Holdings SA
5.50%, 08/01/23	200,000	184,260
8.50%, 10/15/24 (d)	175,000	176,816
9.75%, 07/15/25 (d)	200,000	212,135
Level 3 Communications Inc.
5.75%, 12/01/22	167,000	168,777
Live Nation Entertainment Inc.
4.88%, 11/01/24 (d)	235,000	230,879
5.63%, 03/15/26 (b) (d)	57,000	57,700
MDC Partners Inc.
6.50%, 05/01/24 (d)	235,000	207,905
	Shares/Par[1]	Value ($)
Numericable - SFR SA
7.38%, 05/01/26 (d)	320,000	319,961
Sinclair Television Group Inc.
5.88%, 03/15/26 (d)	125,000	122,016
Sirius XM Radio Inc.
5.38%, 07/15/26 (d)	300,000	297,429
Sprint Capital Corp.
6.88%, 11/15/28	200,000	201,303
Sprint Corp.
7.13%, 06/15/24	500,000	519,214
Sprint Nextel Corp.
6.00%, 11/15/22	167,000	170,340
Telesat Canada
8.88%, 11/15/24 (d)	186,000	199,248
T-Mobile USA Inc.
6.50%, 01/15/24	167,000	173,505
5.13%, 04/15/25	167,000	168,581
4.75%, 02/01/28	62,000	58,282
Unitymedia Hessen GmbH & Co. KG
5.00%, 01/15/25 (d)	150,000	152,672
Univision Communications Inc.
5.13%, 02/15/25 (d)	176,000	164,547
Windstream Services LLC
6.38%, 08/01/23 (b) (d)	180,000	95,210
Zayo Group LLC
6.00%, 04/01/23	304,000	313,504
		6,982,510
Consumer Discretionary 12.8%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (d)	470,000	450,467
Altice SA
7.63%, 02/15/25 (b) (d)	200,000	181,846
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (b)	169,000	167,397
ARAMARK Services Inc.
4.75%, 06/01/26 (b)	152,000	149,212
5.00%, 02/01/28 (b) (d)	39,000	38,252
Churchill Downs Inc.
4.75%, 01/15/28 (d)	136,000	127,306
Delta Merger Sub Inc.
6.00%, 09/15/26 (d)	63,000	63,795
Gibson Brands Inc.
0.00%, 08/01/18 (a) (d) (e)	400,000	348,001
GLP Capital LP
5.38%, 04/15/26	126,000	127,954
Golden Nugget Inc.
6.75%, 10/15/24 (d)	150,000	152,130
8.75%, 10/01/25 (d)	100,000	104,639
Goodyear Tire & Rubber Co.
5.00%, 05/31/26 (b)	30,000	28,237
4.88%, 03/15/27	95,000	87,286
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	320,000	309,246
Hilton Worldwide Finance LLC
4.63%, 04/01/25	21,000	20,616
JC Penney Corp. Inc.
5.88%, 07/01/23 (b) (d)	125,000	110,244
KB Home
7.63%, 05/15/23	201,000	215,954
KFC Holding Co.
4.75%, 06/01/27 (b) (d)	196,000	188,638
L Brands Inc.
5.25%, 02/01/28 (b)	200,000	172,214
M/I Homes Inc.
6.75%, 01/15/21	267,000	273,956
Marriott International Inc.
6.50%, 09/15/26 (d)	55,000	56,436
Men's Wearhouse Inc.
7.00%, 07/01/22	105,000	108,159
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (d)	200,000	195,968
National Football League Reciprocal Trust
3.96%, 10/05/28 (f)	200,000	202,243

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Neiman Marcus Group Ltd. Inc.
9.50%, 10/15/21 (d) (g)	200,000	132,073
Nemak SAB de CV
4.75%, 01/23/25 (d)	200,000	195,921
Netflix Inc.
5.75%, 03/01/24	167,000	171,273
5.88%, 11/15/28 (d)	150,000	149,895
PetSmart Inc.
8.88%, 06/01/25 (d)	267,000	192,581
Sally Holdings LLC
5.63%, 12/01/25 (b)	303,000	289,289
Sands China Ltd.
5.40%, 08/08/28 (b) (d) (h)	311,000	309,340
Schaeffler Verwaltung Zwei GmbH
5.25%, 09/15/23 (d) (g)	213,000	206,400
Scientific Games International Inc.
5.00%, 10/15/25 (d)	346,000	328,819
Sotheby's
4.88%, 12/15/25 (d)	225,000	214,909
Stars Group Holdings BV
7.00%, 07/15/26 (d)	85,000	87,764
Station Casinos LLC
5.00%, 10/01/25 (b) (d)	167,000	160,127
VOC Escrow Ltd.
5.00%, 02/15/28 (d)	125,000	120,308
Williams Scotsman International Inc.
6.88%, 08/15/23 (d)	60,000	59,553
Wyndham Destinations Inc.
4.15%, 04/01/24 (i)	100,000	97,264
		6,595,712
Consumer Staples 4.1%
BAT Capital Corp.
3.56%, 08/15/27 (d)	150,000	139,593
4.39%, 08/15/37 (d)	150,000	139,645
4.54%, 08/15/47 (d)	150,000	137,936
Coty Inc.
6.50%, 04/15/26 (b) (d)	125,000	116,811
JBS Investments GmbH
7.25%, 04/03/24 (d)	342,000	349,680
Maple Escrow Subsidiary Inc.
4.60%, 05/25/28 (d)	100,000	100,252
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (d)	250,000	243,957
Minerva Luxembourg SA
5.88%, 01/19/28 (d)	200,000	177,799
Pilgrim's Pride Corp.
5.88%, 09/30/27 (d)	105,000	99,317
Post Holdings Inc.
5.63%, 01/15/28 (d)	142,000	136,864
Sigma Holdco BV
7.88%, 05/15/26 (d)	300,000	282,744
Spectrum Brands Inc.
5.75%, 07/15/25 (b)	159,000	160,746
		2,085,344
Energy 15.4%
Alta Mesa Holdings LP
7.88%, 12/15/24	400,000	381,274
Andeavor Logistics LP
4.25%, 12/01/27	42,000	41,108
5.20%, 12/01/47	47,000	46,891
Ascent Resources Utica Holdings LLC
7.00%, 11/01/26 (j) (k)	195,000	193,678
Bruin E&P Partners LLC
8.88%, 08/01/23 (d)	200,000	206,852
Callon Petroleum Co.
6.38%, 07/01/26	125,000	128,040
Chaparral Energy Inc.
8.75%, 07/15/23 (d)	140,000	139,669
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	235,000	246,968
5.13%, 06/30/27	440,000	440,963
Cheniere Energy Partners LP
5.25%, 10/01/25 (b)	233,000	232,995
5.63%, 10/01/26 (d)	84,000	84,545
	Shares/Par[1]	Value ($)
CNX Midstream Partners LP
6.50%, 03/15/26 (d)	73,000	72,860
Continental Resources Inc.
4.50%, 04/15/23	200,000	203,459
CrownRock LP
5.63%, 10/15/25 (d)	200,000	195,569
Denbury Resources Inc.
7.50%, 02/15/24 (b) (d)	125,000	128,906
Diamondback Energy Inc.
4.75%, 11/01/24 (d)	75,000	75,070
5.38%, 05/31/25	100,000	102,243
Endeavor Energy Resources LP
5.50%, 01/30/26 (d)	19,000	19,030
5.75%, 01/30/28 (d)	19,000	19,000
Energy Transfer Equity LP
4.25%, 03/15/23	147,000	146,405
5.50%, 06/01/27	172,000	178,371
EP Energy LLC
8.00%, 02/15/25 (b) (d)	450,000	344,478
EQT Midstream Partners LP
6.50%, 07/15/48 (b)	175,000	185,864
Everest Acquisition Finance Inc.
7.75%, 05/15/26 (d)	32,000	32,801
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (d)	167,000	163,848
Hess Infrastructure Partners LP
5.63%, 02/15/26 (b) (d)	91,000	91,940
Nabors Industries Inc.
5.50%, 01/15/23	267,000	263,196
5.75%, 02/01/25 (d)	75,000	71,878
NGPL PipeCo LLC
4.88%, 08/15/27 (d)	100,000	99,497
Noble Holding International Ltd.
7.88%, 02/01/26 (d)	200,000	207,485
Oasis Petroleum Inc.
6.25%, 05/01/26 (b) (d)	150,000	152,884
Parsley Energy LLC
5.25%, 08/15/25 (d)	150,000	149,636
PBF Logistics LP
6.88%, 05/15/23	200,000	204,612
PDC Energy Inc.
5.75%, 05/15/26	94,000	89,454
Precision Drilling Corp.
7.13%, 01/15/26 (d)	167,000	171,606
Rowan Cos. Inc.
4.88%, 06/01/22	100,000	96,123
7.38%, 06/15/25 (b)	100,000	99,709
SESI LLC
7.13%, 12/15/21	100,000	101,485
Shelf Drilling Holdings Ltd.
8.25%, 02/15/25 (d)	104,000	107,233
SM Energy Co.
5.00%, 01/15/24	50,000	48,921
Southwestern Energy Co.
7.50%, 04/01/26 (b)	100,000	104,883
7.75%, 10/01/27 (b)	100,000	105,746
SRC Energy Inc.
6.25%, 12/01/25	122,000	114,692
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (c)	175,000	173,799
Tesoro Logistics LP
6.25%, 10/15/22	74,000	76,251
Transocean Guardian Ltd.
5.88%, 01/15/24 (d)	46,000	46,508
Transocean Inc.
7.50%, 04/15/31	243,000	229,878
Transocean Pontus Ltd.
6.13%, 08/01/25 (d)	20,000	20,329
Transocean Proteus Ltd.
6.25%, 12/01/24 (d)	323,000	329,262
Trinidad Drilling Ltd.
6.63%, 02/15/25 (d)	50,000	49,537
USA Compression Partners LP
6.88%, 04/01/26 (d)	79,000	81,568

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Weatherford International Ltd.
9.88%, 02/15/24 (b)	167,000	163,658
Whiting Petroleum Corp.
6.63%, 01/15/26	54,000	56,117
WildHorse Resource Development Corp.
6.88%, 02/01/25	295,000	304,678
WPX Energy Inc.
5.75%, 06/01/26	88,000	89,298
		7,912,750
Financials 12.6%
Acrisure LLC
7.00%, 11/15/25 (d)	225,000	209,620
Ally Financial Inc.
4.63%, 05/19/22	167,000	168,144
5.75%, 11/20/25 (b)	167,000	172,612
Altice Financing SA
6.63%, 02/15/23 (d)	333,000	335,908
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (d)	267,000	262,080
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (c)	47,000	47,059
Barclays Plc
4.97%, 05/16/29 (l) (m)	200,000	197,026
CIT Group Inc.
4.75%, 02/16/24	125,000	125,068
5.25%, 03/07/25	19,000	19,365
6.13%, 03/09/28	20,000	20,923
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (b) (c)	283,000	289,292
Credit Suisse Group AG
7.25%, (callable at 100 beginning 09/12/25) (b) (c) (j) (k)	258,000	258,999
Dana Financing Luxembourg SARL
6.50%, 06/01/26 (d)	125,000	127,493
Diamond 1 Finance Corp.
5.88%, 06/15/21 (d)	142,000	146,253
7.13%, 06/15/24 (d)	224,000	240,250
Financial & Risk US Holdings Inc.
8.25%, 11/15/26 (d)	182,000	180,869
GLP Capital LP
5.30%, 01/15/29	125,000	125,250
Goldman Sachs Group Inc.
4.22%, 05/01/29	125,000	123,199
Hexion US Finance Corp.
6.63%, 04/15/20 (b)	167,000	157,307
Icahn Enterprises LP
6.38%, 12/15/25	249,000	249,954
Intelsat Connect Finance SA
9.50%, 02/15/23 (d)	115,000	114,691
Jack Ohio Finance LLC
10.25%, 11/15/22 (d)	167,000	183,556
James Hardie International Finance DAC
5.00%, 01/15/28 (d)	78,000	73,608
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (c)	472,000	482,915
4.01%, 04/23/29	125,000	122,697
Level 3 Financing Inc.
5.38%, 01/15/24	167,000	167,301
5.25%, 03/15/26	267,000	262,982
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (d)	150,000	153,705
Navient Corp.
6.75%, 06/15/26	82,000	81,220
Nordic Aviation Capital A/S
4.61%, 02/22/23 (f)	100,000	97,480
4.84%, 02/22/25 (f)	100,000	96,625
5.02%, 02/22/28 (f)	100,000	94,886
SLM Corp.
5.50%, 01/25/23 (b)	265,000	264,397
Springleaf Finance Corp.
7.13%, 03/15/26	128,000	127,749
Toll Brothers Finance Corp.
4.88%, 03/15/27	267,000	255,531
	Shares/Par[1]	Value ($)
Vertiv Intermediate Holding Corp.
12.00%, 02/15/22 (d) (g)	283,000	289,204
Ziggo Bond Finance BV
6.00%, 01/15/27 (d)	200,000	182,600
		6,507,818
Health Care 9.8%
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (d)	21,000	20,203
Centene Corp.
4.75%, 05/15/22	76,000	76,950
6.13%, 02/15/24 (b)	142,000	149,270
Centene Escrow I Corp.
5.38%, 06/01/26 (d)	156,000	159,897
Charles River Laboratories International Inc.
5.50%, 04/01/26 (b) (d)	77,000	78,401
Community Health Systems Inc.
8.63%, 01/15/24 (d)	100,000	103,841
Crimson Merger Sub Inc.
6.63%, 05/15/22 (d)	333,000	325,748
CVS Health Corp.
4.30%, 03/25/28	175,000	173,514
4.78%, 03/25/38	82,000	81,667
Endo Finance LLC
5.38%, 01/15/23 (d)	250,000	221,250
HCA Inc.
5.38%, 02/01/25 - 09/01/26	362,000	369,176
5.25%, 06/15/26	325,000	333,836
4.50%, 02/15/27	267,000	261,032
5.63%, 09/01/28	64,000	64,305
Hologic Inc.
4.38%, 10/15/25 (d)	104,000	99,383
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (d)	164,000	170,372
Mylan Inc.
4.55%, 04/15/28 (d)	78,000	75,909
5.20%, 04/15/48 (d)	125,000	116,091
Prestige Brands Inc.
6.38%, 03/01/24 (d)	19,000	19,250
Tenet Healthcare Corp.
4.50%, 04/01/21 (b)	160,000	159,817
8.13%, 04/01/22	204,000	214,892
6.75%, 06/15/23 (b)	296,000	295,188
Tennessee Merger Sub Inc.
6.38%, 02/01/25 (b) (d)	161,000	139,779
Valeant Pharmaceuticals International Inc.
7.50%, 07/15/21 (d)	155,000	157,953
5.50%, 03/01/23 (d)	84,000	80,856
5.88%, 05/15/23 (d)	65,000	63,152
6.13%, 04/15/25 (d)	584,000	555,778
8.50%, 01/31/27 (d)	37,000	38,871
Verscend Escrow Corp.
9.75%, 08/15/26 (d)	62,000	63,956
WellCare Health Plans Inc.
5.25%, 04/01/25	339,000	344,113
5.38%, 08/15/26 (d)	48,000	48,861
		5,063,311
Industrials 5.1%
ACCO Brands Corp.
5.25%, 12/15/24 (d)	120,000	119,373
Advanced Disposal Services Inc.
5.63%, 11/15/24 (d)	167,000	168,638
AECOM
5.13%, 03/15/27	75,000	73,121
Aircastle Ltd.
4.13%, 05/01/24	231,000	226,519
Ashtead Capital Inc.
4.13%, 08/15/25 (d)	33,000	31,350
5.25%, 08/01/26 (d)	114,000	115,282
4.38%, 08/15/27 (d)	75,000	71,250
Bombardier Inc.
5.75%, 03/15/22 (d)	171,000	171,847
7.50%, 12/01/24 (d)	190,000	200,235
Hertz Corp.
5.50%, 10/15/24 (b) (d)	200,000	166,016

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Navistar International Corp.
6.63%, 11/01/25 (d)	184,000	191,390
Park Aerospace Holdings Ltd.
4.50%, 03/15/23 (d)	170,000	166,822
5.50%, 02/15/24 (d)	30,000	30,704
Prime Security Services Borrower LLC
9.25%, 05/15/23 (d)	142,000	152,125
Sensata Technologies BV
5.00%, 10/01/25 (d)	125,000	124,808
Standard Industries Inc.
4.75%, 01/15/28 (d)	170,000	157,029
United Rentals North America Inc.
4.88%, 01/15/28	467,000	438,579
		2,605,088
Information Technology 2.0%
CDK Global Inc.
5.88%, 06/15/26 (b)	67,000	69,081
CommScope Technologies LLC
5.00%, 03/15/27 (d)	125,000	120,898
First Data Corp.
5.00%, 01/15/24 (d)	233,000	234,719
NXP BV
3.88%, 09/01/22 (d)	250,000	247,191
Radiate Holdco LLC
6.88%, 02/15/23 (d)	88,000	84,603
Sanmina Corp.
4.38%, 06/01/19 (d)	100,000	100,283
Western Digital Corp.
4.75%, 02/15/26	163,000	157,499
		1,014,274
Materials 7.5%
Anglo American Capital Plc
4.75%, 04/10/27 (d)	467,000	456,127
Berry Global Inc.
4.50%, 02/15/26 (d)	153,000	145,351
BWAY Holding Co.
5.50%, 04/15/24 (d)	167,000	164,214
7.25%, 04/15/25 (d)	233,000	227,479
Cemex SAB de CV
5.70%, 01/11/25 (d)	200,000	202,955
CF Industries Inc.
3.45%, 06/01/23	50,000	48,292
5.38%, 03/15/44	50,000	46,309
Crown Americas LLC
4.75%, 02/01/26 (b) (d)	100,000	95,736
Eldorado Gold Corp.
6.13%, 12/15/20 (b) (d)	100,000	95,002
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (b) (d)	179,000	177,671
5.13%, 03/15/23 (d)	174,000	171,014
5.13%, 05/15/24 (b) (d)	141,000	136,854
Freeport-McMoRan Inc.
3.10%, 03/15/20	267,000	264,203
4.55%, 11/14/24	244,000	237,347
5.40%, 11/14/34	267,000	251,340
FXI Holdings Inc.
7.88%, 11/01/24 (d)	188,000	179,238
NOVA Chemicals Corp.
4.88%, 06/01/24 (d)	28,000	26,968
5.25%, 06/01/27 (d)	96,000	89,378
Olin Corp.
5.13%, 09/15/27	200,000	192,944
5.00%, 02/01/30	39,000	36,466
Rain CII Carbon LLC
7.25%, 04/01/25 (d)	87,000	88,751
Reynolds Group Issuer Inc.
5.13%, 07/15/23 (d)	221,000	219,670
Silgan Holdings Inc.
4.75%, 03/15/25	220,000	210,967
Trinseo Materials Operating SCA
5.38%, 09/01/25 (d)	125,000	120,365
		3,884,641
	Shares/Par[1]	Value ($)
Real Estate 1.6%
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (d)	150,000	137,350
Equinix Inc.
5.38%, 05/15/27	280,000	280,597
ESH Hospitality Inc.
5.25%, 05/01/25 (d)	281,000	272,593
MGM Growth Properties Operating Partnership LP
4.50%, 09/01/26	148,000	140,333
		830,873
Utilities 1.6%
AES Corp.
5.50%, 04/15/25	369,000	377,929
5.13%, 09/01/27	200,000	201,675
Calpine Corp.
5.75%, 01/15/25	300,000	265,671
		845,275
Total Corporate Bonds And Notes (cost $44,071,970)		44,327,596
SENIOR LOAN INTERESTS 4.3%
Communication Services 0.2%
Frontier Communications Corp.
Term Loan B-1, 6.00%, (3M LIBOR + 3.75%), 05/31/24 (l)	98,997	96,878
Consumer Discretionary 2.0%
Bass Pro Group LLC
Term Loan B, 7.24%, (3M LIBOR + 5.00%), 11/15/23 (l)	445,500	449,621
Cowlitz Tribal Gaming Authority
Term Loan, 12.72%, (3M LIBOR + 10.50%), 12/01/21 (f) (l)	237,500	252,344
Gibson Brands Inc.
Term Loan, 11.12%, (1M LIBOR + 9.00%), 01/03/19 (f) (l)	42,667	51,200
Term Loan, 11.24%, (1M LIBOR + 9.00%), 01/03/19 (f) (l)	87,028	104,434
Term Loan, 13.25%, (1M Prime Rate + 8.00%), 01/03/19 (f) (l)	14,305	17,166
Jo-Ann Stores Inc.
Term Loan, 7.51%, (3M LIBOR + 5.00%), 09/29/23 (l)	97,091	97,455
Stars Group Holdings BV
Incremental Term Loan, 5.89%, (3M LIBOR + 3.50%), 06/29/25 (l)	55,860	56,345
		1,028,565
Consumer Staples 0.2%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.00%), 01/26/24 (l)	92,178	92,739
Energy 0.8%
California Resources Corp.
1st Lien Term Loan, 6.96%, (3M LIBOR + 4.75%), 11/08/22 (l)	171,000	173,512
Encino Acquisition Partners Holdings LLC
2nd Lien Term Loan, 0.00%, (3M LIBOR + 6.75%), 09/26/25 (f) (l) (n)	170,000	170,000
Medallion Midland Acquisition LLC
1st Lien Term Loan, 5.49%, (3M LIBOR + 3.25%), 10/31/24 (l)	49,625	49,206
		392,718
Financials 0.2%
Acrisure LLC
Term Loan B, 6.59%, (3M LIBOR + 4.25%), 11/22/23 (l)	99,000	99,289
Health Care 0.6%
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.50%), 08/15/24 (l)	247,500	238,281
2nd Lien Term Loan, 9.99%, (3M LIBOR + 7.75%), 08/09/25 (l)	100,000	89,150
		327,431

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Information Technology 0.1%
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (l) (n)	80,000	79,778
Materials 0.2%
Schenectady International Group Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 4.75%), 08/21/25 (f) (l) (n)	100,000	100,250
Total Senior Loan Interests (cost $2,185,941)		2,217,648
INVESTMENT COMPANIES 2.2%
Kayne Anderson MLP Investment Co.	5,000	89,250
SPDR Barclays High Yield Bond ETF (b)	29,000	1,045,450
Total Investment Companies (cost $1,127,605)		1,134,700
SHORT TERM INVESTMENTS 20.1%
Investment Companies 3.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.05% (o)	1,765,165	1,765,165
Securities Lending Collateral 16.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16% (o)	8,600,588	8,600,588
Total Short Term Investments (cost $10,365,753)		10,365,753
Total Investments 116.4% (cost $59,714,795)		59,906,881
Other Derivative Instruments 0.0%		742
Other Assets and Liabilities, Net (16.4)%		(8,428,507)
Total Net Assets 100.0%		51,479,116

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $23,501,291 and 45.7%, respectively.

(e) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.1% of the Fund’s net assets.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(j) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(k) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Convertible security.

(n) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Ascent Resources Utica Holdings LLC, 7.00%, 11/01/26	09/27/18	193,510	193,678	0.4
Credit Suisse Group AG, 7.25%, callable at 100 beginning 09/12/25	09/06/18	258,000	258,999	0.5
		451,510	452,677	0.9

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	(5)	December 2018	(718,574)	781	16,074
U.S. Treasury Note, 10-Year	(7)	December 2018	(839,649)	(219)	8,180
U.S. Treasury Note, 5-Year	(3)	December 2018	(339,474)	(164)	2,044
Ultra 10-Year U.S. Treasury Note	(11)	December 2018	(1,403,346)	—	17,346
Ultra Long Term U.S. Treasury Bond	(1)	December 2018	(158,800)	344	4,519
				742	48,163

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
PPM Long Short Credit Fund
COMMON STOCKS 0.3%
Energy 0.3%
Chaparral Energy Inc. - Class A (a)	8,604	151,602
Total Common Stocks (cost $159,653)		151,602
INVESTMENT COMPANIES 1.9%
Kayne Anderson MLP Investment Co.	2,582	46,089
SPDR Barclays High Yield Bond ETF	25,400	915,670
Total Investment Companies (cost $956,893)		961,759
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.4%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (b)	126,311	128,433
American Express Credit Account Master Trust
Series 2017-A-4, 1.64%, 05/15/19 (c)	400,000	397,529
Ascentium Equipment Receivables Trust
Series 2018-A2-1A, 2.92%, 12/10/20 (b)	57,000	56,901
Series 2017-A3-2A, 2.31%, 12/10/21 (b)	75,000	73,591
BCC Funding XIV LLC
Series 2018-A2-1A, 2.96%, 06/20/23 (b)	100,000	99,448
BMW Floorplan Master Owner Trust
Series 2018-A1-1, 3.15%, 05/17/21 (b)	121,000	121,105
CCG Receivables Trust
Series 2018-A1-2, 2.47%, 08/14/19 (b)	453,929	453,885
Series 2018-A2-1, 2.50%, 02/14/21 (b)	100,000	99,425
Chrysler Capital Auto Receivables Trust
Series 2016-A3-BA, 1.64%, 07/15/21 (b) (c)	720,815	716,893
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (b)	43,988	43,686
Citibank Credit Card Issuance Trust
Series 2017-A9-A9, 1.80%, 09/20/19	300,000	297,033
Series 2017-A4-A4, 2.34%, (1M US LIBOR + 0.22%), 04/07/20 (d)	500,000	500,904
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20 (b)	100,000	100,024
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (b)	74,670	74,469
Freddie Mac Multifamily Aggregation Risk Transfer
Series 2017-A-KT01, REMIC, 2.39%, (1M US LIBOR + 0.32%), 02/25/20 (d)	257,000	257,071
GM Financial Consumer Automobile Receivables Trust
Series 2018-A1-3, 2.37%, 07/16/19 (c)	437,023	437,015
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/10/22 (b)	175,000	173,906
Prestige Auto Receivables Trust
Series 2018-A1-1A, 2.53%, 02/15/19 (b)	500,000	500,000
Santander Retail Auto Lease Trust
Series 2018-A2B-A, REMIC, 2.44%, (1M US LIBOR + 0.27%), 01/20/20 (d) (e) (f)	590,195	590,277
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (b)	73,604	73,545
Verizon Owner Trust
Series 2016-A-1A, 1.42%, 01/20/21 (b)	353,466	351,810
Voya CLO Ltd.
Series 2013-A1R-2A, 3.31%, (3M US LIBOR + 0.97%), 04/25/31 (b) (d)	250,000	248,255
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,796,376)		5,795,205
CORPORATE BONDS AND NOTES 65.2%
Communication Services 3.6%
AT&T Inc.
3.51%, (3M US LIBOR + 1.18%), 06/12/24 (d)	250,000	250,985
5.25%, 03/01/37	80,000	79,049
CB Escrow Corp.
8.00%, 10/15/25 (b)	125,000	116,563
CCO Holdings LLC
5.13%, 05/01/27 (b)	280,000	265,826
Charter Communications Operating LLC
6.83%, 10/23/55	40,000	44,051
DISH DBS Corp.
7.75%, 07/01/26	133,000	126,015
Hughes Satellite Systems Corp.
5.25%, 08/01/26	83,000	81,108
	Shares/Par[1]	Value ($)
iHeartCommunications Inc.
0.00%, 03/01/21 (a) (g)	250,000	186,170
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (b)	63,000	63,654
9.75%, 07/15/25 (b)	64,000	67,883
Numericable - SFR SA
7.38%, 05/01/26 (b)	200,000	199,976
Radiate Holdco LLC
6.63%, 02/15/25 (b)	33,000	30,902
Sprint Corp.
7.13%, 06/15/24	58,000	60,229
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (b)	150,000	149,812
Telesat Canada
8.88%, 11/15/24 (b)	77,000	82,484
		1,804,707
Consumer Discretionary 3.7%
American Axle & Manufacturing Inc.
6.50%, 04/01/27	50,000	49,526
Delta Merger Sub Inc.
6.00%, 09/15/26 (b)	42,000	42,530
Dollar Tree Inc.
3.04%, (3M US LIBOR + 0.70%), 04/17/20 (d)	400,000	400,387
General Motors Co.
5.20%, 04/01/45	66,000	59,817
Golden Nugget Inc.
6.75%, 10/15/24 (b)	72,000	73,022
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	92,000	88,908
Hilton Worldwide Finance LLC
4.63%, 04/01/25 (c)	8,000	7,854
KB Home
7.63%, 05/15/23	127,000	136,449
Mattamy Group Corp.
6.50%, 10/01/25 (b)	16,000	15,521
Nemak SAB de CV
4.75%, 01/23/25 (b)	200,000	195,921
Netflix Inc.
5.88%, 11/15/28 (b)	120,000	119,916
Sands China Ltd.
5.40%, 08/08/28 (b) (h)	311,000	309,340
Schaeffler Verwaltung Zwei GmbH
4.88%, 09/15/21 (b) (i)	200,000	198,172
Target Corp.
3.90%, 11/15/47	63,000	59,167
VOC Escrow Ltd.
5.00%, 02/15/28 (b)	125,000	120,308
		1,876,838
Consumer Staples 4.6%
BAT Capital Corp.
2.91%, (3M US LIBOR + 0.59%), 08/14/20 (b) (d)	416,000	417,024
3.56%, 08/15/27 (b)	76,000	70,727
4.39%, 08/15/37 (b)	218,000	202,950
General Mills Inc.
4.20%, 04/17/28	21,000	20,689
High Ridge Brands Co.
8.88%, 03/15/25 (e) (f)	30,000	14,512
JBS Investments GmbH
7.25%, 04/03/24 (b)	200,000	204,491
JBS USA Lux SA
6.75%, 02/15/28 (b)	100,000	99,233
Kraft Heinz Foods Co.
2.91%, (3M US LIBOR + 0.57%), 02/10/21 (d)	333,000	333,181
3.95%, 07/15/25	79,000	77,838
5.00%, 07/15/35	93,000	91,803
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (b)	125,000	121,978
Pilgrim's Pride Corp.
5.88%, 09/30/27 (b)	47,000	44,456
Post Holdings Inc.
5.63%, 01/15/28 (b)	82,000	79,034
Reynolds American Inc.
4.45%, 06/12/25	287,000	288,850

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Sigma Holdco BV
7.88%, 05/15/26 (b)	200,000	188,496
Tyson Foods Inc.
5.10%, 09/28/48	57,000	57,804
		2,313,066
Energy 8.2%
Alta Mesa Holdings LP
7.88%, 12/15/24	178,000	169,667
Andeavor Corp.
3.80%, 04/01/28	30,000	28,658
4.50%, 04/01/48	35,000	32,493
Andeavor Logistics LP
3.50%, 12/01/22	46,000	45,158
4.25%, 12/01/27	40,000	39,150
5.20%, 12/01/47	44,000	43,898
Callon Petroleum Co.
6.38%, 07/01/26	125,000	128,040
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	69,000	72,514
5.13%, 06/30/27	207,000	207,453
CITGO Holding Inc.
10.75%, 02/15/20 (b)	62,000	65,826
Columbia Pipeline Group Inc.
3.30%, 06/01/20	121,000	120,699
5.80%, 06/01/45	91,000	100,998
Continental Resources Inc.
4.38%, 01/15/28	121,000	120,028
Denbury Resources Inc.
9.25%, 03/31/22 (b) (c)	14,000	15,115
7.50%, 02/15/24 (b)	80,000	82,500
Diamondback Energy Inc.
4.75%, 11/01/24 (b)	187,000	187,174
Endeavor Energy Resources LP
5.50%, 01/30/26 (b) (c)	19,000	19,030
5.75%, 01/30/28 (b)	19,000	19,000
Energy Transfer Equity LP
4.25%, 03/15/23	192,000	191,223
5.50%, 06/01/27	29,000	30,074
Energy Transfer Partners LP
5.80%, 06/15/38	95,000	98,695
EP Energy LLC
8.00%, 11/29/24 (b)	108,000	108,943
8.00%, 02/15/25 (b)	219,000	167,646
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (b)	75,000	73,584
MPLX LP
4.00%, 03/15/28	137,000	131,795
5.20%, 03/01/47	42,000	42,108
Nabors Industries Inc.
5.75%, 02/01/25	124,000	118,839
NGPL PipeCo LLC
4.88%, 08/15/27 (b)	23,000	22,884
Parsley Energy LLC
5.38%, 01/15/25 (b)	166,000	166,730
PDC Energy Inc.
5.75%, 05/15/26	63,000	59,953
Sabine Pass Liquefaction LLC
5.63%, 03/01/25	88,000	93,826
4.20%, 03/15/28	154,000	149,396
SM Energy Co.
6.75%, 09/15/26	50,000	52,008
Southwestern Energy Co.
7.75%, 10/01/27 (c)	500,000	528,732
Summit Midstream Holdings LLC
5.75%, 04/15/25	74,000	71,325
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (j)	249,000	247,291
Transocean Pontus Ltd.
6.13%, 08/01/25 (b)	20,000	20,329
Transocean Proteus Ltd.
6.25%, 12/01/24 (b)	232,050	236,549
Trinidad Drilling Ltd.
6.63%, 02/15/25 (b)	20,000	19,815
		4,129,146
	Shares/Par[1]	Value ($)
Financials 20.2%
Acrisure LLC
7.00%, 11/15/25 (b)	128,000	119,251
AerCap Ireland Capital Ltd.
4.63%, 10/30/20	150,000	152,867
3.65%, 07/21/27	172,000	157,520
American Express Credit Corp.
2.68%, (3M US LIBOR + 0.33%), 05/03/19 (d)	499,000	499,621
Anheuser-Busch InBev Finance Inc.
4.90%, 02/01/46	265,000	266,812
Athene Global Funding
3.57%, (3M US LIBOR + 1.23%), 07/01/22 (b) (d)	333,000	337,417
Athene Holding Ltd.
4.13%, 01/12/28	166,000	155,252
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (j)	27,000	27,034
3.01%, (3M US LIBOR + 0.66%), 07/21/21 (d)	100,000	100,569
3.34%, (3M US LIBOR + 1.00%), 04/24/23 (d)	166,000	168,211
3.55%, 03/05/24	78,000	77,042
4.00%, 01/22/25	209,000	206,217
4.25%, 10/22/26	105,000	103,764
Barclays Plc
4.97%, 05/16/29 (d) (k)	200,000	197,026
Bayer US Finance II LLC
4.38%, 12/15/28 (b)	135,000	132,209
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (b)	33,000	34,676
BMW US Capital LLC
2.72%, (3M US LIBOR + 0.38%), 04/06/20 (b) (d)	333,000	333,727
Capital One Financial Corp.
3.10%, (3M US LIBOR + 0.76%), 05/12/20 (d)	333,000	335,052
3.75%, 03/09/27	124,000	117,028
3.80%, 01/31/28	147,000	138,876
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (j)	112,000	114,490
3.30%, (3M US LIBOR + 0.96%), 04/25/22 (c) (d)	249,000	251,816
4.45%, 09/29/27	253,000	250,077
3.89%, 01/10/28 (d)	111,000	107,745
4.13%, 07/25/28	10,000	9,643
Credit Suisse AG
6.50%, 08/08/23 (b)	225,000	240,268
Credit Suisse Group AG
7.25%, (callable at 100 beginning 09/12/25) (e) (f) (j)	160,000	160,620
7.50%, (callable at 100 beginning 07/17/23) (b) (c) (j)	200,000	204,888
Diamond 1 Finance Corp.
8.35%, 07/15/46 (b)	135,000	167,792
Eagle Holding Co. II LLC
8.38%, 05/15/22 (b) (i)	47,000	47,604
Glencore Funding LLC
3.00%, 10/27/22 (b)	61,000	58,428
GLP Capital LP
5.30%, 01/15/29	125,000	125,250
Goldman Sachs Group Inc.
3.11%, (3M US LIBOR + 0.73%), 12/27/20 (c) (d)	382,000	384,010
3.00%, 04/26/22	22,000	21,543
2.91%, 07/24/23	20,000	19,300
4.22%, 05/01/29	133,000	131,084
Hexion US Finance Corp.
6.63%, 04/15/20	83,000	78,182
HSBC Holdings Plc
3.32%, (3M US LIBOR + 1.00%), 05/18/24 (d)	200,000	199,666
Icahn Enterprises LP
6.38%, 12/15/25	165,000	165,632
Intesa Sanpaolo SpA
3.88%, 01/12/28 (b)	115,000	97,282
James Hardie International Finance DAC
5.00%, 01/15/28 (b)	52,000	49,072
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (j)	200,000	204,625
3.78%, 02/01/28 (d)	97,000	94,535
JPMorgan Chase Bank NA
2.54%, (3M US LIBOR + 0.23%), 09/01/20 (c) (d)	500,000	500,403
3.51%, 01/23/29	60,000	56,722

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Lincoln National Corp.
3.80%, 03/01/28	21,000	20,222
4.35%, 03/01/48	35,000	32,434
Lloyds Banking Group Plc
4.45%, 05/08/25 (k)	182,000	181,796
Mizuho Financial Group Inc.
4.25%, 09/11/29	200,000	199,505
Morgan Stanley
3.53%, (3M US LIBOR + 1.18%), 01/20/22 (d)	33,000	33,448
3.28%, (3M US LIBOR + 0.93%), 07/22/22 (d)	125,000	125,960
4.10%, 05/22/23	349,000	350,329
3.56%, (3M US LIBOR + 1.22%), 05/08/24 (d)	166,000	169,210
4.35%, 09/08/26	89,000	88,257
3.63%, 01/20/27	67,000	64,242
New York Life Global Funding
2.56%, (3M US LIBOR + 0.16%), 10/01/20 (b) (d)	500,000	500,175
Toll Brothers Finance Corp.
4.00%, 12/31/18	113,000	113,016
Wells Fargo & Co.
5.88%, (callable at 100 beginning 06/15/25) (j)	136,000	142,691
Wells Fargo Bank NA
2.73%, (US SOFR + 0.48%), 03/25/20 (d)	650,000	650,092
Ziggo Secured Finance BV
5.50%, 01/15/27 (b)	130,000	121,750
		10,193,975
Health Care 5.7%
Abbott Laboratories
4.75%, 11/30/36	42,000	44,527
Becton Dickinson & Co.
3.26%, (3M US LIBOR + 0.88%), 12/29/20 (c) (d)	400,000	400,227
3.36%, 06/06/24	166,000	160,323
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (b)	21,000	20,203
Centene Corp.
4.75%, 05/15/22	52,000	52,650
6.13%, 02/15/24 (c)	6,000	6,307
Centene Escrow I Corp.
5.38%, 06/01/26 (b)	156,000	159,897
Community Health Systems Inc.
8.63%, 01/15/24 (b)	121,000	125,647
CVS Health Corp.
4.30%, 03/25/28	140,000	138,811
4.78%, 03/25/38	62,000	61,748
5.05%, 03/25/48	179,000	182,562
Express Scripts Holding Co.
3.40%, 03/01/27	50,000	46,430
Halfmoon Parent Inc.
4.38%, 10/15/28 (b) (c)	100,000	99,790
4.90%, 12/15/48 (b)	111,000	110,493
HCA Inc.
4.25%, 10/15/19	400,000	405,000
MEDNAX Inc.
5.25%, 12/01/23 (b)	83,000	83,104
Prestige Brands Inc.
6.38%, 03/01/24 (b) (c)	13,000	13,171
Tenet Healthcare Corp.
8.13%, 04/01/22	21,000	22,121
6.75%, 06/15/23 (c)	30,000	29,918
4.63%, 07/15/24	51,000	49,593
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (b)	6,000	6,242
5.50%, 03/01/23 - 11/01/25 (b)	110,000	109,177
5.88%, 05/15/23 (b)	17,000	16,517
7.00%, 03/15/24 (b)	19,000	20,090
6.13%, 04/15/25 (b)	65,000	61,859
8.50%, 01/31/27 (b)	17,000	17,860
Watson Pharmaceuticals Inc.
3.25%, 10/01/22	333,000	326,844
WellCare Health Plans Inc.
5.25%, 04/01/25	61,000	61,920
5.38%, 08/15/26 (b)	46,000	46,825
		2,879,856
	Shares/Par[1]	Value ($)
Industrials 6.1%
Aircastle Ltd.
6.25%, 12/01/19	179,000	184,507
4.40%, 09/25/23	41,000	40,927
4.13%, 05/01/24	46,000	45,108
Ashtead Capital Inc.
5.25%, 08/01/26 (b)	124,000	125,395
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (c) (e) (f)	250,000	250,956
Bombardier Inc.
5.75%, 03/15/22 (b)	34,000	34,168
7.50%, 12/01/24 - 03/15/25 (b)	84,000	88,101
BWX Technologies Inc.
5.38%, 07/15/26 (b)	165,000	166,685
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (c) (j)	625,000	609,344
International Lease Finance Corp.
6.25%, 05/15/19	100,000	101,909
Johnson Controls International Plc
5.13%, 09/14/45 (c)	85,000	88,079
Mexico City Airport Trust
5.50%, 07/31/47 (e) (f)	201,000	178,842
Multi-Color Corp.
4.88%, 11/01/25 (b)	86,000	80,423
Standard Industries Inc.
4.75%, 01/15/28 (b)	112,000	103,454
Tempo Acquisition LLC
6.75%, 06/01/25 (b)	56,000	54,456
Union Pacific Corp.
3.60%, 09/15/37	78,000	71,429
4.38%, 09/10/38	50,000	50,712
United Technologies Corp.
1.90%, 05/04/20	333,000	326,206
4.45%, 11/16/38	127,000	126,015
Westinghouse Air Brake Technologies Corp.
3.38%, (3M US LIBOR + 1.05%), 09/15/21 (d)	375,000	377,350
		3,104,066
Information Technology 2.8%
Apple Inc.
2.41%, (3M US LIBOR + 0.07%), 05/11/20 (d)	499,000	499,110
Broadcom Corp.
3.88%, 01/15/27	100,000	94,336
Intel Corp.
2.42%, (3M US LIBOR + 0.08%), 05/11/20 (d)	333,000	333,087
Microsoft Corp.
3.45%, 08/08/36	133,000	126,238
3.95%, 08/08/56	50,000	48,732
NXP BV
4.13%, 06/01/21 (b)	200,000	200,150
Oracle Corp.
4.00%, 11/15/47	33,000	31,284
Radiate Holdco LLC
6.88%, 02/15/23 (b)	85,000	81,719
		1,414,656
Materials 6.5%
Anglo American Capital Plc
4.75%, 04/10/27 (b)	200,000	195,343
4.00%, 09/11/27 (b)	99,000	91,363
4.50%, 03/15/28 (b)	200,000	191,027
Berry Global Inc.
4.50%, 02/15/26 (b)	153,000	145,351
BWAY Holding Co.
7.25%, 04/15/25 (b)	183,000	178,664
CF Industries Inc.
3.40%, 12/01/21 (b)	116,000	114,195
4.50%, 12/01/26 (b)	188,000	187,850
EI du Pont de Nemours & Co.
2.87%, (3M US LIBOR + 0.53%), 05/01/20 (d)	352,000	353,847
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (b)	105,000	104,220
Freeport-McMoRan Inc.
4.55%, 11/14/24 (c)	291,000	283,065
5.40%, 11/14/34	90,000	84,721

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
FXI Holdings Inc.
7.88%, 11/01/24 (b)	153,000	145,869
Hexion Inc.
10.38%, 02/01/22 (b)	57,000	55,578
Martin Marietta Materials Inc.
2.96%, (3M US LIBOR + 0.65%), 05/22/20 (d)	333,000	333,834
Rain CII Carbon LLC
7.25%, 04/01/25 (b)	100,000	102,013
Reynolds Group Issuer Inc.
5.84%, (3M US LIBOR + 3.50%), 07/15/21 (b) (d)	161,000	163,157
Sherwin-Williams Co.
2.25%, 05/15/20	333,000	328,089
Syngenta Finance NV
5.68%, 04/24/48 (b)	200,000	176,499
Trinseo Materials Operating SCA
5.38%, 09/01/25 (b)	71,000	68,367
		3,303,052
Real Estate 0.4%
Communications Sales & Leasing Inc.
7.13%, 12/15/24 (b)	95,000	86,988
Equinix Inc.
5.75%, 01/01/25	50,000	51,521
5.88%, 01/15/26	59,000	60,616
		199,125
Utilities 3.4%
AES Corp.
4.00%, 03/15/21	215,000	214,392
Avangrid Inc.
3.15%, 12/01/24	159,000	151,155
Basin Electric Power Cooperative
4.75%, 04/26/47 (b)	100,000	101,583
Commonwealth Edison Co.
3.75%, 08/15/47	32,000	29,563
Electricite de France SA
4.50%, 09/21/28 (b)	200,000	196,337
Exelon Corp.
3.50%, 06/01/22 (l)	83,000	81,474
5.10%, 06/15/45	112,000	117,861
FirstEnergy Corp.
3.90%, 07/15/27	207,000	201,568
4.85%, 07/15/47 (h)	37,000	37,831
Indiana Michigan Power Co.
4.25%, 08/15/48	69,000	68,157
Sempra Energy
2.84%, (3M US LIBOR + 0.50%), 01/15/21 (d)	333,000	333,534
Southern California Edison Co.
4.13%, 03/01/48	46,000	43,908
Southern Co.
3.25%, 07/01/26	90,000	83,932
Wisconsin Energy Corp.
3.55%, 06/15/25	85,000	83,447
		1,744,742
Total Corporate Bonds And Notes (cost $32,994,720)		32,963,229
SENIOR LOAN INTERESTS 19.3%
Communication Services 2.0%
CBS Radio Inc.
Term Loan B, 4.96%, (3M LIBOR + 2.75%), 11/18/24 (d)	74,812	74,143
CenturyLink Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 01/15/25 (d)	249,372	247,502
Frontier Communications Corp.
Term Loan B-1, 6.00%, (3M LIBOR + 3.75%), 05/31/24 (d)	249,369	244,030
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (d)	149,620	149,861
Virgin Media Bristol LLC
Term Loan K, 4.66%, (3M LIBOR + 2.50%), 02/10/26 (d)	150,000	150,187
Windstream Services LLC
Term Loan B-6, 6.16%, (3M LIBOR + 4.00%), 03/29/21 (d)	149,618	142,511
		1,008,234
	Shares/Par[1]	Value ($)
Consumer Discretionary 7.6%
1011778 B.C. Unlimited Liability Co.
Term Loan B-3, 4.33%, (3M LIBOR + 2.25%), 02/15/24 (d)	224,430	224,486
American Axle & Manufacturing Inc.
Term Loan B, 4.45%, (3M LIBOR + 2.25%), 03/10/24 (d)	86,077	86,034
Term Loan B, 4.47%, (3M LIBOR + 2.25%), 03/10/24 (d)	126,740	126,676
ARAMARK Services Inc.
Term Loan B-2, 0.00%, (3M LIBOR + 1.75%), 03/28/24 (d) (m)	165,000	165,310
Term Loan B-3, 0.00%, (3M LIBOR + 1.75%), 03/01/25 (d) (m)	200,000	200,500
Caesars Entertainment Operating Co.
Term Loan, 4.08%, (3M LIBOR + 2.00%), 04/03/24 (d)	224,435	224,296
Caesars Resort Collection LLC
1st Lien Term Loan B, 4.99%, (3M LIBOR + 2.75%), 12/23/24 (d)	249,372	250,654
Charter Communications Operating LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 04/30/25 (d)	199,497	199,725
CityCenter Holdings LLC
Term Loan B, 4.33%, (1M LIBOR + 2.25%), 04/14/24 (d)	199,495	199,621
CSC Holdings LLC
1st Lien Term Loan, 4.41%, (3M LIBOR + 2.25%), 07/15/25 (d)	160,000	159,933
Eldorado Resorts LLC
Term Loan B, 4.38%, (1M LIBOR + 2.25%), 03/15/24 (d)	39,779	39,945
Term Loan B, 4.44%, (1M LIBOR + 2.25%), 03/15/24 (d)	45,221	45,409
Four Seasons Hotels Ltd.
1st Lien Term Loan, 4.08%, (3M LIBOR + 2.00%), 11/30/23 (d)	124,683	124,683
Golden Nugget Inc.
Incremental Term Loan B, 4.90%, (3M LIBOR + 2.75%), 09/07/23 (d)	84,437	84,706
Incremental Term Loan B, 4.83%, (3M LIBOR + 2.75%), 10/04/23 (d)	113,130	113,490
Marriott Ownership Resorts Inc.
Term Loan B, 4.33%, (3M LIBOR + 2.25%), 08/29/25 (d)	348,000	350,610
Mohegan Tribal Gaming Authority
Term Loan B, 6.08%, (3M LIBOR + 4.00%), 10/30/23 (d)	199,479	187,867
Numericable Group SA
Term Loan B-11, 4.82%, (3M LIBOR + 2.75%), 07/31/25 (d)	299,242	291,636
Seminole Hard Rock Entertainment Inc.
Term Loan B, 5.09%, (3M LIBOR + 2.75%), 05/15/20 (d)	200,000	200,500
SIWF Holdings Inc.
1st Lien Term Loan, 6.41%, (3M LIBOR + 4.25%), 05/25/25 (d)	64,837	65,324
Staples Inc.
Term Loan B, 6.34%, (3M LIBOR + 4.00%), 08/15/24 (d)	124,686	124,609
UFC Holdings LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 07/22/23 (d)	85,000	85,451
Univision Communications Inc.
Term Loan C-5, 4.99%, (3M LIBOR + 2.75%), 03/15/24 (d)	299,182	290,431
		3,841,896
Consumer Staples 1.4%
BJ's Wholesale Club Inc.
1st Lien Term Loan, 5.15%, (3M LIBOR + 3.00%), 01/26/24 (d)	117,069	117,782
Diamond (BC) B.V.
Term Loan, 5.08%, (1M LIBOR + 3.00%), 07/24/24 (d)	169,573	166,181
Dole Food Co. Inc.
Term Loan B, 4.81%, (1M LIBOR + 2.75%), 03/22/24 (d)	24,292	24,261

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Term Loan B, 4.83%, (1M LIBOR + 2.75%), 03/22/24 (d)	24,292	24,261
Term Loan B, 4.88%, (1M LIBOR + 2.75%), 03/22/24 (d)	24,291	24,261
Term Loan B, 5.08%, (1M LIBOR + 2.75%), 03/22/24 (d)	2,105	2,103
Term Loan B, 6.75%, (1M Prime Rate + 1.75%), 03/22/24 (d)	20	20
JBS USA LLC
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 10/30/22 (d)	49,625	49,708
Term Loan B, 4.84%, (3M LIBOR + 2.50%), 06/30/24 (d)	284,527	285,002
		693,579
Energy 1.7%
California Resources Corp.
1st Lien Term Loan, 6.96%, (3M LIBOR + 4.75%), 11/08/22 (d)	125,000	126,836
Encino Acquisition Partners Holdings LLC
2nd Lien Term Loan, 0.00%, (3M LIBOR + 6.75%), 09/26/25 (d) (m) (n)	140,000	140,000
Foresight Energy LLC
1st Lien Term Loan, 7.99%, (1M LIBOR + 5.75%), 03/16/22 (d)	140,000	139,868
TEX Operations Co. LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 08/04/23 (d)	284,277	284,561
Traverse Midstream Partners LLC
Term Loan, 6.16%, (3M LIBOR + 4.00%), 09/22/24 (d)	100,000	100,625
Ultra Resources Inc.
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.00%), 04/14/24 (d)	75,001	67,437
		859,327
Financials 0.5%
Level 3 Financing Inc.
Term Loan B, 4.43%, (3M LIBOR + 2.25%), 02/16/24 (d)	250,000	250,660
Health Care 1.6%
Air Methods Corp.
Term Loan B, 5.89%, (3M LIBOR + 3.50%), 04/12/24 (d)	90,000	81,868
Alphabet Holding Co. Inc.
1st Lien Term Loan, 0.00%, (3M LIBOR + 3.50%), 08/09/24 (d) (m)	90,000	86,648
Change Healthcare Holdings Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (d)	162,912	163,274
Endo Luxembourg Finance Co. I SARL
Term Loan B, 6.37%, (3M LIBOR + 4.25%), 04/12/24 (d)	135,000	135,844
PharMerica Corp.
1st Lien Term Loan, 5.65%, (3M LIBOR + 3.50%), 09/25/24 (d)	129,674	130,485
Surgery Center Holdings Inc.
Term Loan B, 5.57%, (3M LIBOR + 3.25%), 06/18/24 (d)	99,748	99,665
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 05/19/25 (d)	126,750	127,361
		825,145
Industrials 0.7%
Gardner Denver Inc.
Term Loan B, 4.83%, (1M LIBOR + 2.75%), 07/30/24 (d)	104,692	105,185
Tempo Acquisition LLC
Term Loan, 5.08%, (3M LIBOR + 3.00%), 04/20/24 (d)	229,419	230,156
		335,341
Information Technology 1.7%
Ancestry.com Operations Inc.
1st Lien Term Loan, 5.33%, (1M LIBOR + 3.25%), 10/19/23 (d)	215,000	215,673
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (d) (m)	66,000	65,817
	Shares/Par[1]	Value ($)
First Data Corp.
Term Loan, 4.21%, (1M LIBOR + 2.00%), 07/08/22 (d)	235,349	235,697
Radiate Holdco LLC
1st Lien Term Loan, 5.24%, (3M LIBOR + 3.00%), 12/09/23 (d)	154,608	154,189
SS&C Technologies Holdings Europe SARL
Term Loan B-4, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (d)	47,175	47,208
SS&C Technologies Inc.
Term Loan B-3, 4.33%, (3M LIBOR + 2.25%), 02/27/25 (d)	121,533	121,617
		840,201
Materials 1.3%
Berry Global Inc.
Term Loan S, 3.94%, (3M LIBOR + 1.75%), 02/02/20 (d)	225,000	225,000
BWAY Holding Co.
Term Loan B, 5.58%, (3M LIBOR + 3.25%), 04/03/24 (d)	199,495	199,246
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.49%, (3M LIBOR + 4.25%), 06/30/22 (d)	149,622	145,246
MacDermid Inc.
Term Loan B-7, 4.58%, (3M LIBOR + 2.50%), 06/07/20 (d)	100,000	100,292
		669,784
Real Estate 0.3%
MGM Growth Properies Operating Partnership LP
Term Loan B, 4.24%, (3M LIBOR + 2.00%), 04/20/23 (d)	149,616	149,733
Utilities 0.5%
Calpine Corp.
Term Loan B-5, 4.84%, (3M LIBOR + 2.50%), 05/23/22 (d)	199,485	199,381
Vistra Operations Co. LLC
Term Loan B-2, 4.33%, (3M LIBOR + 2.25%), 12/14/23 (d)	74,810	74,963
		274,344
Total Senior Loan Interests (cost $9,747,899)		9,748,244
GOVERNMENT AND AGENCY OBLIGATIONS 0.4%
Sovereign 0.2%
Mexico Government International Bond
3.75%, 01/11/28	115,000	109,489
U.S. Treasury Securities 0.2%
U.S. Treasury Note
2.88%, 07/31/25	79,000	78,333
Total Government And Agency Obligations (cost $189,810)		187,822
SHORT TERM INVESTMENTS 6.7%
Investment Companies 6.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.05% (o)	3,404,949	3,404,949
Total Short Term Investments (cost $3,404,949)		3,404,949
Total Investments 105.2% (cost $53,250,300)		53,212,810
Total Securities Sold Short (5.0)% (proceeds $2,513,125)		(2,507,231)
Other Derivative Instruments 0.1%		49,053
Other Assets and Liabilities, Net (0.3)%		(179,647)
Total Net Assets 100.0%		50,574,985

(a) Non-income producing security.

(b) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $14,575,089 and 28.8%, respectively.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(f) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(g) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Perpetual security. Next contractual call date presented, if applicable.

(k) Convertible security.

(l) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

(m) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (5.0%)
CORPORATE BONDS AND NOTES (5.0%)
Consumer Discretionary (1.0%)
Harley-Davidson Inc.
3.50%, 07/28/25	(500,000)	(480,867)
Energy (1.0%)
Southwestern Energy Co.
6.20%, 01/23/25 (a)	(500,000)	(498,027)
Information Technology (0.5%)
Intel Corp.
4.10%, 05/11/47	(275,000)	(272,700)
	Shares/Par[1]	Value ($)
Materials (1.5%)
EI du Pont de Nemours & Co.
4.15%, 02/15/43	(335,000)	(312,998)
International Paper Co.
3.00%, 02/15/27	(500,000)	(460,351)
		(773,349)
Real Estate (1.0%)
Simon Property Group LP
3.30%, 01/15/26	(500,000)	(482,288)
Total Corporate Bonds And Notes (proceeds $2,513,125)		(2,507,231)
Total Securities Sold Short (5.0%) (proceeds $2,513,125)		(2,507,231)

(a) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Avolon Holdings Funding Ltd., 5.13%, 10/01/23	09/07/18	250,000	250,956	0.5
Credit Suisse Group AG, 7.25%, callable at 100 beginning 09/12/25	09/06/18	160,000	160,620	0.3
High Ridge Brands Co., 8.88%, 03/15/25	07/16/18	14,075	14,512	—
Mexico City Airport Trust, 5.50%, 07/31/47	07/16/18	182,658	178,842	0.4
Santander Retail Auto Lease Trust, Series 2018-A2B-A REMIC, 2.44%, 01/20/20	09/05/18	590,415	590,277	1.2
		1,197,148	1,195,207	2.4

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	(14)	December 2018	(2,007,768)	2,187	40,768
U.S. Treasury Note, 10-Year	(73)	December 2018	(8,751,815)	(2,281)	80,784
U.S. Treasury Note, 2-Year	(25)	December 2018	(5,278,117)	(1,172)	9,757
U.S. Treasury Note, 5-Year	(58)	December 2018	(6,563,553)	(3,171)	39,912
Ultra 10-Year U.S. Treasury Note	(1)	December 2018	(126,546)	—	547
				(4,437)	171,768

Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional[1,7]	Value[6] ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
CDX.NA.IG.31 (Q)	1.00	12/20/23	2,250,000	(43,484)	(112)	(866)
				(43,484)	(112)	(866)

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread [5] (%)	Fixed Receive/ Pay Rate[8] (%)	Expiration	Notional [1,7] ($)	Value[6] ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection[3]
IBM Corp., 1.63%, 05/15/20 (Q)	CGM	N/A	1.00	12/20/23	1,500,000	(47,265)	(44,379)	(2,886)
L Brands Inc., 5.63%, 10/15/23 (Q)	JPM	N/A	1.00	12/20/23	1,000,000	102,361	99,924	2,437
Viacom Inc., 6.88%, 04/30/36 (Q)	CGM	N/A	1.00	12/20/23	600,000	(1,494)	562	(2,056)
					3,100,000	53,602	56,107	(2,505)

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
PPM Strategic Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 8.2%
American Airlines Pass-Through Trust
Series 2013-B-2, 5.60%, 07/15/20 (a)	211,570	215,125
Series 2013-A-2, 4.95%, 01/15/23	33,320	34,060
Series 2016-AA-2, 3.20%, 06/15/28	166,882	157,804
American Tower Trust I
Series 2013-A-2, 3.07%, 03/15/23 (a)	338,000	327,951
Ascentium Equipment Receivables Trust
Series 2017-A2-2A, 2.00%, 05/11/20 (a)	86,996	86,524
Series 2018-A2-1A, 2.92%, 12/10/20 (a)	73,000	72,873
Series 2017-A3-2A, 2.31%, 12/10/21 (a)	113,000	110,877
Series 2016-A3-1A, REMIC, 1.92%, 12/10/19 (a)	33,077	33,041
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21 (a)	270,000	268,449
Chase Issuance Trust
Series 2015-A4-A4, 1.84%, 04/15/20	450,000	442,185
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23 (a)	113,589	112,809
Continental Airlines Inc. Pass-Through Trust
Series 2012-A-2, 4.00%, 10/29/24	107,385	107,621
CSMC Trust
Series 2017-A3-HL2, 3.50%, 10/25/47 (a) (b)	126,767	123,122
Dell Equipment Finance Trust
Series 2016-B-1, 2.03%, 01/22/19 (a)	100,000	99,886
Series 2018-A2A-1, 2.97%, 10/22/20 (a)	107,000	107,026
Series 2017-A3-2, 2.19%, 10/24/22 (a)	155,000	153,337
Engs Commercial Finance Trust
Series 2018-A1-1A, 2.97%, 02/22/21 (a)	74,670	74,469
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 07/15/33 (a)	174,335	172,783
GM Financial Consumer Automobile Receivables Trust
Series 2018-A1-3, 2.37%, 07/16/19	320,287	320,281
GreatAmerica Leasing Receivables Funding LLC
Series 2018-A3-1, 2.60%, 06/15/21 (a)	125,000	123,856
Series 2018-A4-1, 2.83%, 06/17/24 (a)	100,000	98,575
GS Mortgage Securities Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/10/22 (a)	392,000	389,550
Hilton Grand Vacations Trust
Series 2017-A-AA, 2.66%, 12/27/28 (a)	182,876	179,302
MVW Owner Trust
Series 2017-A-1A, 2.42%, 12/20/34 (a)	169,360	163,761
United Auto Credit Securitization Trust
Series 2018-A-2, 2.89%, 03/10/21 (a)	73,604	73,545
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 07/15/50 (b)	125,000	122,352
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,179,970)		4,171,164
CORPORATE BONDS AND NOTES 74.4%
Communication Services 7.7%
Altice Luxembourg SA
5.88%, 02/01/27, EUR (a)	100,000	121,005
AMC Entertainment Holdings Inc.
6.13%, 05/15/27 (c)	83,000	79,695
AT&T Inc.
3.51%, (3M US LIBOR + 1.18%), 06/12/24 (b)	165,000	165,650
5.25%, 03/01/37	48,000	47,429
CB Escrow Corp.
8.00%, 10/15/25 (a)	125,000	116,563
CBS Radio Inc.
7.25%, 11/01/24 (a)	72,000	69,319
CCO Holdings LLC
5.13%, 05/01/27 (a)	455,000	431,967
5.88%, 05/01/27 (a)	125,000	123,811
Charter Communications Operating LLC
6.38%, 10/23/35	126,000	135,773
Comcast Corp.
3.38%, 08/15/25	68,000	65,650
3.40%, 07/15/46	75,000	60,728
DISH DBS Corp.
5.00%, 03/15/23 (c)	237,000	215,074
7.75%, 07/01/26 (c)	83,000	78,641
	Shares/Par[1]	Value ($)
Frontier Communications Corp.
11.00%, 09/15/25	48,000	37,406
Hughes Satellite Systems Corp.
6.50%, 06/15/19	75,000	76,463
iHeartCommunications Inc.
0.00%, 03/01/21 (d) (e)	229,000	170,532
Intelsat Jackson Holdings SA
8.50%, 10/15/24 (a)	116,000	117,204
Live Nation Entertainment Inc.
5.38%, 06/15/22 (a)	42,000	42,727
4.88%, 11/01/24 (a)	87,000	85,475
5.63%, 03/15/26 (a) (c)	40,000	40,491
NBCUniversal Enterprise Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (f)	318,000	321,577
Numericable - SFR SA
7.38%, 05/01/26 (a)	68,000	67,992
Radiate Holdco LLC
6.63%, 02/15/25 (g) (h)	45,000	42,139
Sinclair Television Group Inc.
5.88%, 03/15/26 (a)	94,000	91,756
Sirius XM Radio Inc.
6.00%, 07/15/24 (a)	153,000	158,796
Sprint Corp.
7.13%, 06/15/24	44,000	45,691
Sprint Nextel Corp.
7.00%, 03/01/20 (a) (c)	292,000	303,259
Sprint Spectrum Co. LLC
3.36%, 09/20/21 (a)	50,250	50,187
Telesat Canada
8.88%, 11/15/24 (a)	107,000	114,621
T-Mobile USA Inc.
6.00%, 04/15/24	54,000	56,033
Verizon Communications Inc.
4.27%, 01/15/36	58,000	55,239
Vodafone Group Plc
5.00%, 05/30/38	36,000	35,449
Wind Tre SpA
2.63%, 01/20/23, EUR (a)	209,000	228,702
Zayo Group LLC
5.75%, 01/15/27 (a)	67,000	67,114
		3,920,158
Consumer Discretionary 7.3%
1011778 B.C. Unlimited Liability Co.
5.00%, 10/15/25 (a)	113,000	108,304
24 Hour Holdings III LLC
8.00%, 06/01/22 (a) (c)	93,000	93,148
American Axle & Manufacturing Inc.
6.50%, 04/01/27 (c)	115,000	113,909
Beazer Homes USA Inc.
5.88%, 10/15/27	53,000	45,064
Boyd Gaming Corp.
6.88%, 05/15/23	86,000	90,321
Delphi Jersey Holdings Plc
5.00%, 10/01/25 (a)	66,000	61,924
Delta Merger Sub Inc.
6.00%, 09/15/26 (a)	42,000	42,530
Ford Motor Co.
5.29%, 12/08/46	53,000	47,041
GLP Capital LP
5.38%, 04/15/26	51,000	51,791
Golden Nugget Inc.
6.75%, 10/15/24 (a)	205,000	207,910
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24	188,000	181,682
Home Depot Inc.
2.13%, 09/15/26	146,000	130,870
KB Home
4.75%, 05/15/19	106,000	106,592
7.50%, 09/15/22	104,000	111,756
KFC Holding Co.
4.75%, 06/01/27 (a) (c)	124,000	119,343
Mattamy Group Corp.
6.50%, 10/01/25 (a)	15,000	14,551

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
MGM Resorts International
6.75%, 10/01/20	417,000	438,076
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a)	161,000	157,754
Nemak SAB de CV
4.75%, 01/23/25 (a)	191,000	187,105
Netflix Inc.
4.38%, 11/15/26 (c)	94,000	88,476
5.88%, 11/15/28 (a)	165,000	164,885
New Cotai LLC
10.63%, 05/01/19 (a) (i)	116,588	114,215
Sands China Ltd.
5.40%, 08/08/28 (a) (c) (j)	311,000	309,340
Schaeffler Holding Finance BV
3.50%, 05/15/22, EUR (a)	222,000	260,449
Scientific Games International Inc.
5.00%, 10/15/25 (a)	258,000	245,188
Target Corp.
3.90%, 11/15/47	54,000	50,715
Tenneco Inc.
5.38%, 12/15/24	45,000	42,300
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	130,000	125,120
		3,710,359
Consumer Staples 3.0%
BAT Capital Corp.
3.56%, 08/15/27 (a)	79,000	73,519
4.39%, 08/15/37 (a)	165,000	153,609
4.54%, 08/15/47 (a)	83,000	76,325
Cott Holdings Inc.
5.50%, 04/01/25 (a)	99,000	96,608
General Mills Inc.
4.20%, 04/17/28	21,000	20,689
High Ridge Brands Co.
8.88%, 03/15/25 (g) (h)	46,000	22,252
JBS Investments GmbH
7.25%, 04/03/24 (a)	143,000	146,211
JBS USA Lux SA
6.75%, 02/15/28 (a)	101,000	100,225
Kraft Heinz Foods Co.
5.00%, 07/15/35	60,000	59,227
Matterhorn Merger Sub LLC
8.50%, 06/01/26 (a)	125,000	121,978
Pilgrim's Pride Corp.
5.88%, 09/30/27 (a)	75,000	70,941
Post Holdings Inc.
5.63%, 01/15/28 (a)	177,000	170,598
Reynolds American Inc.
4.45%, 06/12/25	81,000	81,522
5.70%, 08/15/35	53,000	56,576
Sigma Holdco BV
7.88%, 05/15/26 (a)	250,000	235,620
Tyson Foods Inc.
5.10%, 09/28/48	58,000	58,819
		1,544,719
Energy 9.5%
Alta Mesa Holdings LP
7.88%, 12/15/24	206,000	196,356
Andeavor Corp.
3.80%, 04/01/28	30,000	28,658
4.50%, 04/01/48	35,000	32,493
Andeavor Logistics LP
3.50%, 12/01/22	45,000	44,176
4.25%, 12/01/27	40,000	39,150
5.20%, 12/01/47	44,000	43,898
Antero Resources Corp.
5.13%, 12/01/22	33,000	33,516
Callon Petroleum Co.
6.38%, 07/01/26	125,000	128,040
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25	82,000	86,176
5.13%, 06/30/27	199,000	199,436
Chesapeake Energy Corp.
8.00%, 12/15/22 (a)	36,000	37,722
	Shares/Par[1]	Value ($)
CITGO Holding Inc.
10.75%, 02/15/20 (a)	94,000	99,801
Columbia Pipeline Group Inc.
3.30%, 06/01/20	49,000	48,878
4.50%, 06/01/25	42,000	42,477
5.80%, 06/01/45	42,000	46,615
Continental Resources Inc.
4.50%, 04/15/23	123,000	125,127
4.38%, 01/15/28	108,000	107,132
Denbury Resources Inc.
9.25%, 03/31/22 (a)	112,000	120,919
7.50%, 02/15/24 (a) (c)	80,000	82,500
Diamondback Energy Inc.
4.75%, 11/01/24 (a)	187,000	187,174
5.38%, 05/31/25	100,000	102,243
Endeavor Energy Resources LP
5.50%, 01/30/26 (a)	19,000	19,030
5.75%, 01/30/28 (a)	19,000	19,000
Energy Transfer Equity LP
4.25%, 03/15/23	169,000	168,316
5.50%, 06/01/27	71,000	73,630
Energy Transfer Partners LP
5.80%, 06/15/38	80,000	83,111
6.13%, 12/15/45	27,000	28,531
EP Energy LLC
8.00%, 11/29/24 (a)	83,000	83,724
8.00%, 02/15/25 (a) (c)	234,000	179,128
Extraction Oil & Gas Inc.
7.38%, 05/15/24 (a)	76,000	74,566
Kinder Morgan Energy Partners LP
5.00%, 08/15/42	50,000	48,608
MPLX LP
4.00%, 03/15/28	142,000	136,606
5.20%, 03/01/47	63,000	63,162
Nabors Industries Inc.
5.50%, 01/15/23 (c)	26,000	25,630
5.75%, 02/01/25	125,000	119,797
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	23,000	22,884
Oasis Petroleum Inc.
6.25%, 05/01/26 (a) (c)	96,000	97,846
ONEOK Inc.
7.50%, 09/01/23	81,000	92,532
Parsley Energy LLC
5.25%, 08/15/25 (a)	106,000	105,743
PDC Energy Inc.
5.75%, 05/15/26	63,000	59,953
Petroleos Mexicanos
6.50%, 03/13/27	156,000	159,237
Regency Energy Partners LP
5.88%, 03/01/22	122,000	129,088
5.00%, 10/01/22	63,000	65,247
Sabine Pass Liquefaction LLC
5.75%, 05/15/24	104,000	111,658
5.63%, 03/01/25	13,000	13,861
5.00%, 03/15/27	108,000	110,784
4.20%, 03/15/28	155,000	150,366
Spectra Energy Partners LP
3.50%, 03/15/25	66,000	63,451
Summit Midstream Partners LP
9.50%, (callable at 104 beginning 12/15/22) (f)	250,000	248,284
Transocean Guardian Ltd.
5.88%, 01/15/24 (a)	28,000	28,309
Transocean Inc.
9.00%, 07/15/23 (a)	125,000	136,410
7.50%, 01/15/26 (a) (c)	39,000	40,260
Transocean Pontus Ltd.
6.13%, 08/01/25 (a)	20,000	20,329
Transocean Proteus Ltd.
6.25%, 12/01/24 (a)	136,850	139,503
Trinidad Drilling Ltd.
6.63%, 02/15/25 (a)	27,000	26,750
Weatherford International Ltd.
9.88%, 02/15/24 (c)	47,000	46,059
		4,823,880

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Financials 22.4%
Acrisure LLC
7.00%, 11/15/25 (a)	128,000	119,251
AerCap Ireland Capital Ltd.
3.65%, 07/21/27	68,000	62,275
Ally Financial Inc.
5.75%, 11/20/25 (c)	142,000	146,772
American Express Co.
3.70%, 08/03/23	250,000	248,420
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26	150,000	145,697
4.90%, 02/01/46	203,000	204,388
Antero Resources Finance Corp.
5.38%, 11/01/21	176,000	178,214
Ardagh Packaging Finance Plc
6.00%, 02/15/25 (a)	164,000	160,978
Athene Global Funding
4.00%, 01/25/22 (a)	179,000	179,383
Athene Holding Ltd.
4.13%, 01/12/28	167,000	156,187
Bank of America Corp.
5.88%, (callable at 100 beginning 03/15/28) (f)	25,000	25,031
6.25%, (callable at 100 beginning 09/05/24) (f)	86,000	90,730
6.30%, (callable at 100 beginning 03/10/26) (f)	55,000	59,263
3.55%, 03/05/24	130,000	128,403
3.86%, 07/23/24	161,000	160,806
4.00%, 01/22/25	193,000	190,430
4.25%, 10/22/26	111,000	109,693
3.25%, 10/21/27	27,000	25,165
Barclays Plc
8.00%, (callable at 100 beginning 12/15/20), EUR (f)	167,000	213,568
8.25%, (callable at 100 beginning 12/15/18) (f) (k)	188,000	189,880
4.97%, 05/16/29 (b) (k)	200,000	197,026
Bayer US Finance II LLC
4.38%, 12/15/28 (a)	133,000	130,250
BlueLine Rental Finance Corp.
9.25%, 03/15/24 (a)	50,000	52,540
Capital One Financial Corp.
3.75%, 03/09/27	107,000	100,984
3.80%, 01/31/28	147,000	138,876
Citigroup Inc.
5.90%, (callable at 100 beginning 02/15/23) (f)	290,000	296,448
4.45%, 09/29/27	375,000	370,667
3.89%, 01/10/28 (b)	125,000	121,335
Credit Suisse AG
6.50%, 08/08/23 (a)	310,000	331,036
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (f)	204,000	216,240
3.87%, 01/12/29 (a)	17,000	16,003
Diamond 1 Finance Corp.
5.88%, 06/15/21 (a)	49,000	50,468
7.13%, 06/15/24 (a)	38,000	40,757
8.35%, 07/15/46 (a)	189,000	234,908
Eagle Holding Co. II LLC
8.38%, 05/15/22 (a) (i)	40,000	40,514
Five Corners Funding Trust
4.42%, 11/15/23 (a)	125,000	128,208
General Electric Capital Corp.
6.75%, 03/15/32	83,000	100,323
Glencore Funding LLC
3.00%, 10/27/22 (a)	61,000	58,428
GLP Capital LP
5.30%, 01/15/29	125,000	125,250
Goldman Sachs Group Inc.
3.00%, 04/26/22	43,000	42,107
2.91%, 07/24/23	42,000	40,530
4.25%, 10/21/25	182,000	180,026
4.22%, 05/01/29	180,000	177,407
6.75%, 10/01/37	94,000	112,896
HSBC Holdings Plc
6.88%, (callable at 100 beginning 06/01/21) (f) (k)	229,000	236,932
4.29%, 09/12/26	200,000	197,766
4.38%, 11/23/26	56,000	54,867
	Shares/Par[1]	Value ($)
Icahn Enterprises LP
6.25%, 02/01/22	90,000	92,371
6.38%, 12/15/25	176,000	176,675
Intesa Sanpaolo SpA
3.88%, 01/12/28 (a)	100,000	84,593
James Hardie International Finance DAC
5.00%, 01/15/28 (a)	80,000	75,495
JPMorgan Chase & Co.
5.30%, (callable at 100 beginning 05/01/20) (f)	146,000	149,376
2.95%, 10/01/26	184,000	170,857
3.78%, 02/01/28 (b)	57,000	55,552
4.01%, 04/23/29	62,000	60,858
JPMorgan Chase Bank NA
2.54%, (3M US LIBOR + 0.23%), 09/01/20 (b)	500,000	500,403
3.51%, 01/23/29	72,000	68,067
Lincoln National Corp.
3.80%, 03/01/28	21,000	20,222
4.35%, 03/01/48	35,000	32,434
Lloyds Banking Group Plc
4.45%, 05/08/25 (k)	182,000	181,796
Mizuho Financial Group Inc.
4.25%, 09/11/29	200,000	199,505
Morgan Stanley
3.53%, (3M US LIBOR + 1.18%), 01/20/22 (b)	250,000	253,396
3.28%, (3M US LIBOR + 0.93%), 07/22/22 (b)	125,000	125,960
4.88%, 11/01/22	167,000	172,541
4.10%, 05/22/23	138,000	138,526
3.88%, 04/29/24	73,000	72,713
4.35%, 09/08/26	84,000	83,299
3.63%, 01/20/27	60,000	57,530
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/43 (b)	131,000	131,382
Navient Corp.
6.75%, 06/15/26	96,000	95,087
New York Life Global Funding
2.56%, (3M US LIBOR + 0.16%), 10/01/20 (a) (b)	300,000	300,105
Thames Water Kemble Finance Plc
7.75%, 04/01/19, GBP	83,000	111,127
Virgin Media Secured Finance Plc
5.13%, 01/15/25, GBP (a)	209,000	278,643
5.00%, 04/15/27, GBP (a)	115,000	149,098
Wells Fargo & Co.
5.88%, (callable at 100 beginning 06/15/25) (f)	88,000	92,329
2.10%, 07/26/21	46,000	44,301
4.48%, 01/16/24	54,000	55,087
Wells Fargo Bank NA
2.73%, (US SOFR + 0.48%), 03/25/20 (b)	500,000	500,071
Ziggo Bond Finance BV
6.00%, 01/15/27 (a)	229,000	209,077
		11,325,802
Health Care 6.9%
Abbott Laboratories
4.75%, 11/30/36	90,000	95,415
AbbVie Inc.
2.90%, 11/06/22	77,000	74,790
Actavis Funding SCS
4.55%, 03/15/35	82,000	79,670
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (a)	21,000	20,203
Celgene Corp.
4.35%, 11/15/47	63,000	56,530
Centene Corp.
4.75%, 05/15/22	77,000	77,962
4.75%, 01/15/25	101,000	100,649
Centene Escrow I Corp.
5.38%, 06/01/26 (a)	156,000	159,897
Community Health Systems Inc.
8.63%, 01/15/24 (a)	189,000	196,259
CVS Health Corp.
4.30%, 03/25/28	125,000	123,938
4.78%, 03/25/38	118,000	117,520
5.05%, 03/25/48	179,000	182,562
Express Scripts Holding Co.
3.40%, 03/01/27	117,000	108,646

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
Gilead Sciences Inc.
4.80%, 04/01/44	46,000	47,341
4.50%, 02/01/45	63,000	62,457
Halfmoon Parent Inc.
4.38%, 10/15/28 (a) (c)	100,000	99,790
4.90%, 12/15/48 (a)	148,000	147,324
HCA Holdings Inc.
6.25%, 02/15/21	417,000	435,450
HCA Inc.
5.38%, 09/01/26	80,000	80,960
Hill-Rom Holdings Inc.
5.00%, 02/15/25 (a)	48,000	46,966
inVentiv Group Holdings Inc.
7.50%, 10/01/24 (g) (h)	33,000	34,960
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	125,000	122,034
Mylan NV
3.95%, 06/15/26	55,000	52,113
Prestige Brands Inc.
6.38%, 03/01/24 (a)	13,000	13,171
Tenet Healthcare Corp.
4.50%, 04/01/21 (c)	176,000	175,799
4.38%, 10/01/21	25,000	24,885
8.13%, 04/01/22	37,000	38,975
6.75%, 06/15/23 (c)	53,000	52,855
UnitedHealth Group Inc.
3.85%, 06/15/28	133,000	133,355
Valeant Pharmaceuticals International Inc.
6.50%, 03/15/22 (a)	16,000	16,645
5.88%, 05/15/23 (a)	17,000	16,517
7.00%, 03/15/24 (a)	49,000	51,811
6.13%, 04/15/25 (a)	104,000	98,974
5.50%, 03/01/23 - 11/01/25 (a)	126,000	125,134
8.50%, 01/31/27 (a)	19,000	19,961
WellCare Health Plans Inc.
5.25%, 04/01/25	148,000	150,232
5.38%, 08/15/26 (a)	47,000	47,843
		3,489,593
Industrials 5.1%
Aircastle Ltd.
6.25%, 12/01/19	46,000	47,415
4.40%, 09/25/23	41,000	40,927
4.13%, 05/01/24	72,000	70,603
Allison Transmission Inc.
5.00%, 10/01/24 (a)	76,000	75,651
Ashtead Capital Inc.
5.25%, 08/01/26 (a)	133,000	134,496
Avolon Holdings Funding Ltd.
5.13%, 10/01/23 (g) (h)	250,000	250,956
Bombardier Inc.
8.75%, 12/01/21 (a)	63,000	69,657
6.13%, 01/15/23 (a)	82,000	82,532
7.50%, 12/01/24 (a)	68,000	71,663
BWX Technologies Inc.
5.38%, 07/15/26 (a)	165,000	166,685
CNH Industrial NV
4.50%, 08/15/23	94,000	95,460
Equifax Inc.
3.60%, 08/15/21	165,000	164,043
General Electric Co.
5.00%, (callable at 100 beginning 01/21/21) (c) (f)	520,000	506,974
International Lease Finance Corp.
4.63%, 04/15/21	86,000	87,621
Johnson Controls International Plc
5.13%, 09/14/45	85,000	88,079
Mexico City Airport Trust
5.50%, 07/31/47 (g) (h)	164,000	145,921
Multi-Color Corp.
4.88%, 11/01/25 (a)	86,000	80,423
Standard Industries Inc.
4.75%, 01/15/28 (a)	168,000	155,182
Tempo Acquisition LLC
6.75%, 06/01/25 (a)	70,000	68,070
	Shares/Par[1]	Value ($)
Union Pacific Corp.
4.38%, 09/10/38	50,000	50,712
United Technologies Corp.
4.45%, 11/16/38	127,000	126,015
		2,579,085
Information Technology 1.4%
Broadcom Corp.
3.88%, 01/15/27	54,000	50,941
Microsoft Corp.
3.45%, 08/08/36	156,000	148,069
3.70%, 08/08/46	79,000	75,550
3.95%, 08/08/56	90,000	87,718
NXP BV
4.13%, 06/01/21 (a)	167,000	167,125
Oracle Corp.
4.00%, 11/15/47	82,000	77,737
Radiate Holdco LLC
6.88%, 02/15/23 (a)	83,000	79,796
		686,936
Materials 5.5%
Anglo American Capital Plc
4.75%, 04/10/27 (a)	159,000	155,298
4.00%, 09/11/27 (a)	99,000	91,363
4.50%, 03/15/28 (g) (h)	408,000	389,695
Berry Global Inc.
4.50%, 02/15/26 (a)	159,000	151,051
BWAY Holding Co.
7.25%, 04/15/25 (a)	167,000	163,043
CF Industries Inc.
3.40%, 12/01/21 (a)	156,000	153,573
4.50%, 12/01/26 (a)	77,000	76,938
Crown Americas LLC
4.50%, 01/15/23	81,000	81,431
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (a)	55,000	52,665
FMG Resources August 2006 Pty Ltd.
4.75%, 05/15/22 (a)	88,000	87,347
5.13%, 03/15/23 (a)	72,000	70,765
Freeport-McMoRan Inc.
4.55%, 11/14/24	187,000	181,901
5.40%, 11/14/34	278,000	261,695
FXI Holdings Inc.
7.88%, 11/01/24 (a)	156,000	148,729
Hexion Inc.
10.38%, 02/01/22 (a)	43,000	41,927
Olin Corp.
5.00%, 02/01/30	64,000	59,842
PSPC Escrow Corp.
6.00%, 02/01/23, EUR (a)	136,000	165,414
Rain CII Carbon LLC
7.25%, 04/01/25 (a)	115,000	117,315
Samarco Mineracao SA
0.00%, 11/01/22 (d) (e) (g) (h)	110,000	75,455
Syngenta Finance NV
5.68%, 04/24/48 (a)	200,000	176,499
Trinseo Materials Operating SCA
5.38%, 09/01/25 (a)	89,000	85,700
		2,787,646
Real Estate 1.4%
Crown Castle International Corp.
2.25%, 09/01/21	57,000	54,770
Equinix Inc.
2.88%, 10/01/25, EUR	150,000	171,622
5.88%, 01/15/26	13,000	13,356
Prologis International Funding II
4.88%, 02/15/20 (a)	440,000	447,329
		687,077
Utilities 4.2%
AES Corp.
4.00%, 03/15/21	91,000	90,743
5.50%, 04/15/25	254,000	260,146
Calpine Corp.
5.75%, 01/15/25 (c)	140,000	123,980

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
5.25%, 06/01/26 (a)	100,000	92,654
Commonwealth Edison Co.
3.75%, 08/15/47	42,000	38,802
Electricite de France SA
4.50%, 09/21/28 (a)	200,000	196,337
Enel SpA
8.75%, 09/24/73 (a) (b)	165,000	181,858
Exelon Corp.
5.10%, 06/15/45	67,000	70,506
FirstEnergy Corp.
3.90%, 07/15/27	151,000	147,037
4.85%, 07/15/47 (j)	53,000	54,190
Indiana Michigan Power Co.
4.25%, 08/15/48	69,000	68,157
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	41,000	49,692
NextEra Energy Partners LP
4.25%, 09/15/24 (g) (h)	69,000	67,818
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25	146,000	139,801
Pacific Gas & Electric Co.
4.30%, 03/15/45	92,000	84,291
Southern California Edison Co.
4.13%, 03/01/48	46,000	43,908
Southern Co.
3.25%, 07/01/26	140,000	130,561
Southern Water Greensands Financing Plc
8.50%, 04/15/19, GBP	175,000	236,277
Wisconsin Energy Corp.
3.55%, 06/15/25	42,000	41,232
		2,117,990
Total Corporate Bonds And Notes (cost $37,505,723)		37,673,245
SENIOR LOAN INTERESTS 6.5%
Communication Services 1.0%
CenturyLink Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 01/15/25 (b)	223,313	221,638
Frontier Communications Corp.
Term Loan B-1, 6.00%, (3M LIBOR + 3.75%), 05/31/24 (b)	122,569	119,945
Sprint Communications Inc.
1st Lien Term Loan B, 4.62%, (3M LIBOR + 2.50%), 02/01/24 (b)	160,776	161,035
		502,618
Consumer Discretionary 1.9%
Caesars Entertainment Operating Co.
Term Loan, 4.08%, (3M LIBOR + 2.00%), 04/03/24 (b)	145,898	145,807
Charter Communications Operating LLC
Term Loan B, 4.25%, (3M LIBOR + 2.00%), 04/30/25 (b)	49,625	49,682
Cowlitz Tribal Gaming Authority
Term Loan, 12.72%, (3M LIBOR + 10.50%), 12/01/21 (b) (l)	154,044	163,672
CSC Holdings LLC
1st Lien Term Loan, 4.41%, (3M LIBOR + 2.25%), 07/15/25 (b)	68,767	68,738
Golden Nugget Inc.
Incremental Term Loan B, 4.90%, (3M LIBOR + 2.75%), 09/07/23 (b)	41,036	41,167
Incremental Term Loan B, 4.83%, (3M LIBOR + 2.75%), 10/04/23 (b)	54,981	55,156
Marriott Ownership Resorts Inc.
Term Loan B, 4.49%, (3M LIBOR + 2.25%), 08/09/25 (b)	268,000	270,010
Stars Group Holdings BV
Incremental Term Loan, 5.89%, (3M LIBOR + 3.50%), 06/29/25 (b)	44,887	45,277
UFC Holdings LLC
1st Lien Term Loan, 5.50%, (3M LIBOR + 3.25%), 07/22/23 (b)	97,006	97,521
		937,030
	Shares/Par[1]	Value ($)
Consumer Staples 0.5%
JBS USA LLC
Term Loan B, 4.83%, (3M LIBOR + 2.50%), 10/30/22 (b)	37,495	37,558
Term Loan B, 4.84%, (3M LIBOR + 2.50%), 06/30/24 (b)	214,979	215,338
		252,896
Energy 1.5%
California Resources Corp.
1st Lien Term Loan, 6.96%, (3M LIBOR + 4.75%), 11/08/22 (b)	101,000	102,484
Drillship Hydra Owners Inc.
Term Loan, 8.00%, 09/20/24	105,457	110,707
Encino Acquisition Partners Holdings LLC
2nd Lien Term Loan, 0.00%, (3M LIBOR + 6.75%), 09/26/25 (b) (l) (m)	140,000	140,000
Foresight Energy LLC
1st Lien Term Loan, 7.99%, (1M LIBOR + 5.75%), 03/16/22 (b)	114,096	113,988
TEX Operations Co. LLC
Term Loan B, 4.08%, (3M LIBOR + 2.00%), 08/04/23 (b)	121,674	121,796
Traverse Midstream Partners LLC
Term Loan, 6.16%, (3M LIBOR + 4.00%), 09/22/24 (b)	101,000	101,631
Ultra Resources Inc.
1st Lien Term Loan, 5.17%, (3M LIBOR + 3.00%), 04/14/24 (b)	75,001	67,437
		758,043
Health Care 0.7%
Alphabet Holding Co. Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.50%), 08/15/24 (b)	78,431	75,509
2nd Lien Term Loan, 9.99%, (3M LIBOR + 7.75%), 08/09/25 (b)	55,000	49,033
Change Healthcare Holdings Inc.
Term Loan B, 4.99%, (3M LIBOR + 2.75%), 02/02/24 - 02/03/24 (b)	159,144	159,497
Valeant Pharmaceuticals International Inc.
Term Loan B, 5.10%, (3M LIBOR + 3.00%), 05/19/25 (b)	78,501	78,879
		362,918
Industrials 0.3%
Gol LuxCo SA
1st Lien Term Loan, 6.50%, 08/18/20	165,000	168,919
Information Technology 0.1%
Financial & Risk US Holdings Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (b) (m)	66,000	65,817
Materials 0.4%
BWAY Holding Co.
Term Loan B, 5.58%, (3M LIBOR + 3.25%), 04/03/24 (b)	73,442	73,350
Klockner-Pentaplast of America Inc.
Term Loan B-2, 6.49%, (3M LIBOR + 4.25%), 06/30/22 (b)	124,372	120,734
		194,084
Utilities 0.1%
Calpine Corp.
Term Loan B-8, 3.83%, (3M LIBOR + 1.75%), 12/26/19 (b)	48,265	48,235
Total Senior Loan Interests (cost $3,265,678)		3,290,560
GOVERNMENT AND AGENCY OBLIGATIONS 5.6%
Mortgage-Backed Securities 4.0%
Federal Home Loan Mortgage Corp.
4.00%, 11/01/40 - 07/01/46	280,833	285,961
3.00%, 08/01/46	31,874	30,537
3.00%, 11/01/46	24,326	23,306
3.50%, 11/01/47	20,901	20,592
Federal National Mortgage Association
3.00%, 08/01/30 - 04/01/31	93,344	92,440
TBA, 3.00%, 11/15/32 (n)	51,000	50,321
3.00%, 05/01/43 - 04/01/46	275,305	265,244

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
4.00%, 10/01/44 - 08/01/47	35,854	36,240
3.50%, 11/01/45 - 12/01/45	247,659	244,336
4.50%, 12/01/43 - 08/01/47	172,425	178,924
3.50%, 01/01/48 (n)	152,754	150,632
4.50%, 07/01/48 (n)	87,170	90,014
Government National Mortgage Association
3.50%, 04/20/46	12,330	12,290
3.50%, 08/20/46 - 09/20/46	383,074	381,816
4.00%, 07/20/47 (n)	171,841	174,997
		2,037,650
Municipal 0.3%
Port Authority of New York & New Jersey
4.46%, 10/01/62	130,000	134,715
Sovereign 0.2%
Mexico Government International Bond
3.75%, 01/11/28 (c)	120,000	114,249
U.S. Treasury Securities 1.1%
U.S. Treasury Bond
2.50%, 02/15/46	447,000	389,938
U.S. Treasury Note
2.88%, 07/31/25	79,000	78,333
2.25%, 11/15/25	77,000	73,210
		541,481
Total Government And Agency Obligations (cost $2,865,130)		2,828,095
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. Escrow (d) (l) (o)	2,309,000	—
Quicksilver Resources Inc. Escrow (d) (l) (o)	291,000	—
T-Mobile USA Inc. Escrow (d) (l) (o)	54,000	—
T-Mobile USA Inc. Escrow (d) (l) (o)	77,000	—
Total Other Equity Interests (cost $0)		—
COMMON STOCKS 0.8%
Energy 0.8%
Chaparral Energy Inc. (a) (d)	117	2,062
Chaparral Energy Inc. - Class A (d)	9,361	164,941
Chaparral Energy Inc. - Class B (d) (p)	3,213	56,063
Denbury Resources Inc. (d)	26,197	162,421
Total Common Stocks (cost $365,278)		385,487
INVESTMENT COMPANIES 0.3%
SPDR Barclays High Yield Bond ETF (c)	4,300	155,015
Total Investment Companies (cost $152,564)		155,015
SHORT TERM INVESTMENTS 10.6%
Investment Companies 3.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.05% (q)	1,867,973	1,867,973
Securities Lending Collateral 6.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16% (q)	3,487,340	3,487,340
Total Short Term Investments (cost $5,355,313)		5,355,313
Total Investments 106.4% (cost $53,689,656)		53,858,879
Other Derivative Instruments (0.0)%		(1,563)
Other Assets and Liabilities, Net (6.4)%		(3,240,823)
Total Net Assets 100.0%		50,616,493

(a) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the PPM Funds' Board of Trustees. As of September 30, 2018, the value and the percentage of net assets of these liquid securities was $18,244,042 and 36.0%, respectively.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflects the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) All or portion of the security was on loan.

(d) Non-income producing security.

(e) Issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) The Adviser has deemed this security to be illiquid based on procedures approved by the PPM Funds' Board of Trustees.

(h) Security is restricted to resale to institutional investors. See Restricted Securities in the Schedules of Investments.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k) Convertible security.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) This senior loan will settle after September 30, 2018. The reference rate and spread presented will go into effect upon settlement.

(n) All or a portion of the security was purchased on a delayed delivery basis. As of September 30, 2018, the total payable for investments purchased on a delayed delivery basis was $465,280.

(o) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(p) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the PPM Funds' Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Anglo American Capital Plc, 4.50%, 03/15/28	03/14/18	393,137	389,695	0.8
Avolon Holdings Funding Ltd., 5.13%, 10/01/23	09/07/18	250,000	250,956	0.5
High Ridge Brands Co., 8.88%, 03/15/25	03/20/17	20,866	22,252	—
inVentiv Group Holdings Inc., 7.50%, 10/01/24	11/10/16	34,709	34,960	0.1
Mexico City Airport Trust, 5.50%, 07/31/47	09/14/17	145,362	145,921	0.3
NextEra Energy Partners LP, 4.25%, 09/15/24	09/19/17	66,659	67,818	0.1
Radiate Holdco LLC, 6.63%, 02/15/25	01/23/17	41,399	42,139	0.1

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Samarco Mineracao SA, 0.00%, 11/01/22	12/05/12	80,155	75,455	0.1
		1,032,287	1,029,196	2.0

Futures Contracts
Reference Entity	Contracts Long (Short)[1]	Expiration	Notional [1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	9	December 2018	1,288,436	(1,406)	(23,936)
U.S. Treasury Note, 10-Year	(69)	December 2018	(8,272,016)	(2,156)	76,110
U.S. Treasury Note, 2-Year	(4)	December 2018	(844,499)	(188)	1,561
U.S. Treasury Note, 5-Year	(4)	December 2018	(453,018)	(219)	3,112
Ultra 10-Year U.S. Treasury Note	20	December 2018	2,554,109	—	(34,108)
Ultra Long Term U.S. Treasury Bond	(7)	December 2018	(1,111,603)	2,406	31,634
				(1,563)	54,373

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
PPM Large Cap Value Fund
COMMON STOCKS 99.4%
Communication Services 6.5%
AT&T Inc.	5,100	171,258
Comcast Corp. - Class A	2,800	99,148
Viacom Inc. - Class B	5,100	172,176
		442,582
Consumer Discretionary 9.6%
Best Buy Co. Inc.	850	67,456
Foot Locker Inc.	1,500	76,470
General Motors Co.	5,050	170,033
Macy's Inc.	2,500	86,825
Newell Brands Inc.	5,000	101,500
Royal Caribbean Cruises Ltd.	1,200	155,928
		658,212
Consumer Staples 5.6%
Altria Group Inc.	2,200	132,682
Archer-Daniels-Midland Co.	3,450	173,431
Campbell Soup Co.	2,100	76,923
		383,036
Energy 11.7%
Apache Corp.	3,300	157,311
Chevron Corp.	1,400	171,192
Diamond Offshore Drilling Inc. (a) (b)	3,500	70,000
Halliburton Co.	3,600	145,908
National Oilwell Varco Inc.	2,100	90,468
Occidental Petroleum Corp.	1,200	98,604
Patterson-UTI Energy Inc.	3,700	63,307
		796,790
Financials 24.5%
Allstate Corp.	1,800	177,660
Bank of America Corp.	5,000	147,300
Bank OZK	2,800	106,288
Citigroup Inc.	2,150	154,241
Goldman Sachs Group Inc.	650	145,756
Hartford Financial Services Group Inc.	3,400	169,864
Huntington Bancshares Inc.	5,600	83,552
JPMorgan Chase & Co.	1,300	146,692
Lincoln National Corp.	2,500	169,150
Morgan Stanley	3,150	146,696
PNC Financial Services Group Inc.	450	61,286
Wells Fargo & Co.	3,200	168,192
		1,676,677
Health Care 15.2%
AbbVie Inc.	1,775	167,880
CIGNA Corp.	600	124,950
CVS Health Corp.	1,400	110,208
Gilead Sciences Inc.	2,200	169,862
McKesson Corp.	1,100	145,915
Merck & Co. Inc.	2,100	148,974
Pfizer Inc.	3,900	171,873
		1,039,662
Industrials 11.0%
Avnet Inc.	2,800	125,356
Caterpillar Inc.	1,100	167,739
Delta Air Lines Inc.	2,600	150,358
Spirit Aerosystems Holdings Inc. - Class A	1,500	137,505
Terex Corp.	1,600	63,856
Textron Inc.	1,500	107,205
		752,019
Information Technology 10.0%
Alliance Data Systems Corp.	300	70,848
Apple Inc.	300	67,722
Cisco Systems Inc.	2,500	121,625
Intel Corp.	1,500	70,935
International Business Machines Corp.	900	136,089
Leidos Holdings Inc.	1,100	76,076
Microsoft Corp.	1,200	137,244
		680,539
Materials 3.1%
Berry Global Group Inc. (a)	2,100	101,619
	Shares/Par[1]	Value ($)
Nucor Corp.	1,800	114,210
		215,829
Utilities 2.2%
AES Corp.	4,800	67,200
Edison International	1,200	81,216
		148,416
Total Common Stocks (cost $6,545,251)		6,793,762
SHORT TERM INVESTMENTS 1.5%
Investment Companies 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.05% (c)	31,308	31,308
Securities Lending Collateral 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16% (c)	70,875	70,875
Total Short Term Investments (cost $102,183)		102,183
Total Investments 100.9% (cost $6,647,434)		6,895,945
Other Assets and Liabilities, Net (0.9)%		(62,248)
Total Net Assets 100.0%		6,833,697

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
PPM Mid Cap Value Fund
COMMON STOCKS 99.4%
Communication Services 2.4%
Meredith Corp.	1,600	81,680
Viacom Inc. - Class B	1,700	57,392
		139,072
Consumer Discretionary 16.4%
American Axle & Manufacturing Holdings Inc. (a)	8,100	141,264
Best Buy Co. Inc.	975	77,376
Foot Locker Inc.	1,800	91,764
Helen of Troy Ltd. (a)	925	121,083
Macy's Inc.	2,800	97,244
Newell Brands Inc.	4,800	97,440
Penske Automotive Group Inc.	1,800	85,302
Royal Caribbean Cruises Ltd.	1,100	142,934
Tupperware Brands Corp.	3,000	100,350
		954,757
Consumer Staples 4.5%
Campbell Soup Co.	3,100	113,553
Ingredion Inc.	1,400	146,944
		260,497
Energy 10.1%
Apache Corp.	1,200	57,204
Diamond Offshore Drilling Inc. (a) (b)	3,600	72,000
Helix Energy Solutions Group Inc. (a)	6,300	62,244
National Oilwell Varco Inc.	1,400	60,312
Patterson-UTI Energy Inc.	5,000	85,550
PBF Energy Inc. - Class A	2,900	144,739
Superior Energy Services Inc. (a)	10,800	105,192
		587,241
Financials 21.8%
Allstate Corp.	1,200	118,440
American Financial Group Inc.	1,300	144,261
Bank OZK	3,300	125,268
Hartford Financial Services Group Inc.	2,900	144,884
Huntington Bancshares Inc.	9,500	141,740
Janus Henderson Group Plc	5,100	137,496
Lincoln National Corp.	2,200	148,852
Reinsurance Group of America Inc.	1,000	144,560
Sterling Bancorp	700	15,400
TCF Financial Corp.	6,000	142,860
		1,263,761
Health Care 7.7%
CIGNA Corp.	500	104,125
Lifepoint Health Inc. (a)	700	45,080
Magellan Health Services Inc. (a)	1,400	100,870
McKesson Corp.	1,050	139,282
Owens & Minor Inc.	3,400	56,168
		445,525
Industrials 13.6%
Avnet Inc.	3,000	134,310
Delta Air Lines Inc.	2,000	115,660
Kennametal Inc.	3,300	143,748
Spirit Aerosystems Holdings Inc. - Class A	1,600	146,672
Terex Corp.	3,500	139,685
Textron Inc.	1,500	107,205
		787,280
Information Technology 8.1%
Belden Inc.	2,100	149,961
CACI International Inc. - Class A (a)	400	73,660
Leidos Holdings Inc.	1,200	82,992
Semtech Corp. (a)	1,900	105,640
Teradyne Inc.	1,500	55,470
		467,723
Materials 8.9%
Allegheny Technologies Inc. (a)	2,100	62,055
Berry Global Group Inc. (a)	1,700	82,263
Nucor Corp.	900	57,105
Olin Corp.	4,300	110,424
Reliance Steel & Aluminum Co.	1,400	119,406
	Shares/Par[1]	Value ($)
Steel Dynamics Inc.	1,900	85,861
		517,114
Real Estate 1.1%
Regency Centers Corp.	1,000	64,670
Utilities 4.8%
AES Corp.	4,400	61,600
Edison International	1,300	87,984
PNM Resources Inc.	3,300	130,185
		279,769
Total Common Stocks (cost $5,600,926)		5,767,409
SHORT TERM INVESTMENTS 2.0%
Investment Companies 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.05% (c)	40,399	40,399
Securities Lending Collateral 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16% (c)	72,900	72,900
Total Short Term Investments (cost $113,299)		113,299
Total Investments 101.4% (cost $5,714,225)		5,880,708
Other Assets and Liabilities, Net (1.4)%		(78,877)
Total Net Assets 100.0%		5,801,831

(a) Non-income producing security.

(b) All or portion of the security was on loan.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	Shares/Par[1]	Value ($)
PPM Small Cap Value Fund
COMMON STOCKS 99.2%
Communication Services 2.2%
Meredith Corp. (a)	4,600	234,830
Consumer Discretionary 13.8%
American Axle & Manufacturing Holdings Inc. (b)	15,100	263,344
Helen of Troy Ltd. (b)	2,100	274,890
Penske Automotive Group Inc.	5,400	255,906
Skechers U.S.A. Inc. - Class A (b)	8,600	240,198
Superior Industries International Inc.	5,000	85,250
Tower International Inc.	5,500	166,375
Tupperware Brands Corp.	5,800	194,010
		1,479,973
Consumer Staples 2.8%
Cott Corp.	11,400	184,110
Ingredion Inc.	1,100	115,456
		299,566
Energy 9.3%
Diamond Offshore Drilling Inc. (b)	1,500	30,000
Helix Energy Solutions Group Inc. (b)	24,100	238,108
Patterson-UTI Energy Inc.	11,100	189,921
PBF Energy Inc. - Class A	5,300	264,523
Superior Energy Services Inc. (b)	28,500	277,590
		1,000,142
Financials 18.0%
Axos Financial Inc. (b)	6,300	216,657
Banc of California Inc.	13,800	260,820
FCB Financial Holdings Inc. - Class A (b)	4,500	213,300
Independent Bank Corp.	3,200	264,320
Janus Henderson Group Plc	6,600	177,936
Reinsurance Group of America Inc.	800	115,648
Renasant Corp.	6,400	263,744
Sterling Bancorp	8,200	180,400
TCF Financial Corp.	9,700	230,957
		1,923,782
Health Care 9.1%
Hill-Rom Holdings Inc.	1,100	103,840
Integer Holdings Corp. (b)	2,600	215,670
Lifepoint Health Inc. (b)	2,600	167,440
Magellan Health Services Inc. (b)	3,800	273,790
Owens & Minor Inc.	13,100	216,412
		977,152
Industrials 18.8%
Aerojet Rocketdyne Holdings Inc. (b)	4,500	152,955

	Shares/Par[1]	Value ($)
Apogee Enterprises Inc.	4,600	190,072
Esterline Technologies Corp. (b)	1,600	145,520
GATX Corp.	2,700	233,793
Kennametal Inc.	6,500	283,140
SkyWest Inc.	4,600	270,940
Steelcase Inc. - Class A	10,000	185,000
Terex Corp.	6,700	267,397
Triumph Group Inc.	12,100	281,930
		2,010,747
Information Technology 17.1%
Belden Inc.	3,700	264,217
Benchmark Electronics Inc.	6,300	147,420
CACI International Inc. - Class A (b)	1,400	257,810
CSG Systems International Inc.	4,100	164,574
Electronics for Imaging Inc. (b)	3,000	102,240
Photronics Inc. (b)	11,000	108,350
Semtech Corp. (b)	4,700	261,320
SYNNEX Corp.	2,100	177,870
Teradyne Inc.	3,100	114,638
Verint Systems Inc. (b)	4,500	225,450
		1,823,889
Materials 4.3%
Allegheny Technologies Inc. (b)	6,500	192,075
Olin Corp.	6,600	169,488
Reliance Steel & Aluminum Co.	1,200	102,348
		463,911
Real Estate 1.7%
Kite Realty Group Trust	10,800	179,820
Utilities 2.1%
PNM Resources Inc.	5,600	220,920
Total Common Stocks (cost $10,303,467)		10,614,732
SHORT TERM INVESTMENTS 1.2%
Investment Companies 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 2.05% (c)	56,456	56,456
Securities Lending Collateral 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.16% (c)	69,983	69,983
Total Short Term Investments (cost $126,439)		126,439
Total Investments 100.4% (cost $10,429,906)		10,741,171
Other Assets and Liabilities, Net (0.4)%		(44,127)
Total Net Assets 100.0%		10,697,044

(a) All or portion of the security was on loan.

(b) Non-income producing security.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2018.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

Currency Abbreviations:

EUR - European Currency Unit (Euro)
GBP - British Pound
USD - United States Dollar

Abbreviations:

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade
ETF - Exchange Traded Fund
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
SPDR - Standard & Poor's Depositary Receipt
TBA - To Be Announced (Securities purchased on a delayed delivery basis)
UFJ - United Financial of Japan
US - United States

Counterparty Abbreviations:

CGM - Citigroup Global Markets
JPM - J.P. Morgan Securities Inc.

1Rounded par and notional amounts are listed in USD unless otherwise noted.

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

5Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

6The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

7The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

8If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

"-” Amount rounds to less than one thousand or 0.05%.

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with the Funds’ custodian. State Street serves as custodian and securities lending agent to the Funds. Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. equities – 102%; U.S. corporate fixed income – 102%; U.S. government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is generally delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust which is an open-end management company registered under the 1940 Act. The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Security Valuation. Jackson National Asset Management, LLC ("JNAM") serves as the Administrator to the Funds. Under the Trust’s valuation policy and procedures, the Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and certain members of JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (generally, 4:00 PM Eastern Time). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Administrator's or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Administrator may utilize pricing services or other sources, determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. In general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. There can be no assurance, however, that

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

a fair value determination made by the Valuation Committee in accordance with the Funds’ valuation procedures will accurately reflect an investment’s value upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2018, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	6,612,614	—	—	6,612,614
Corporate Bonds And Notes	—	21,741,195	—	—	21,741,195
Senior Loan Interests	—	880,075	—	—	880,075
Government And Agency Obligations	—	20,044,085	—	—	20,044,085
Short Term Investments	3,355,093	—	—	—	3,355,093
	3,355,093	49,277,969	—	—	52,633,062
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	62,962	—	—	—	62,962
	62,962	—	—	—	62,962
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(84,264)	—	—	—	(84,264)
	(84,264)	—	—	—	(84,264)
PPM Credit Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	5,795,632	—	—	5,795,632
Corporate Bonds And Notes	—	37,218,321	—	—	37,218,321
Government And Agency Obligations	—	4,404,187	—	—	4,404,187
Short Term Investments	2,713,186	499,597	—	—	3,212,783
	2,713,186	47,917,737	—	—	50,630,923
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	122,301	—	—	—	122,301
	122,301	—	—	—	122,301
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(88,679)	—	—	—	(88,679)
	(88,679)	—	—	—	(88,679)

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Schedules of Investments (Unaudited)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
PPM Floating Rate Income Fund
Assets - Securities
Corporate Bonds And Notes	—	1,870,438	—	—	1,870,438
Senior Loan Interests[3]	—	49,364,090	777,929	—	50,142,019
Short Term Investments	2,171,833	—	—	—	2,171,833
	2,171,833	51,234,528	777,929	—	54,184,290
Liabilities - Securities
Senior Loan Interests[3]	—	—	(77)	—	(77)
	—	—	(77)	—	(77)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	6,803	—	—	—	6,803
	6,803	—	—	—	6,803
PPM High Yield Core Fund
Assets - Securities
Common Stocks	1,784,894	—	—	—	1,784,894
Preferred Stocks	76,290	—	—	—	76,290
Corporate Bonds And Notes	—	43,836,362	491,234	—	44,327,596
Senior Loan Interests	—	1,522,254	695,394	—	2,217,648
Investment Companies	1,134,700	—	—	—	1,134,700
Short Term Investments	10,365,753	—	—	—	10,365,753
	13,361,637	45,358,616	1,186,628	—	59,906,881
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	48,163	—	—	—	48,163
	48,163	—	—	—	48,163
PPM Long Short Credit Fund
Assets - Securities
Common Stocks	151,602	—	—	—	151,602
Investment Companies	961,759	—	—	—	961,759
Non-U.S. Government Agency Asset-Backed Securities	—	5,795,205	—	—	5,795,205
Corporate Bonds And Notes	—	32,963,229	—	—	32,963,229
Senior Loan Interests	—	9,608,244	140,000	—	9,748,244
Government And Agency Obligations	—	187,822	—	—	187,822
Short Term Investments	3,404,949	—	—	—	3,404,949
	4,518,310	48,554,500	140,000	—	53,212,810
Liabilities - Securities
Corporate Bonds And Notes	—	(2,507,231)	—	—	(2,507,231)
	—	(2,507,231)	—	—	(2,507,231)
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	171,768	—	—	—	171,768
OTC Credit Default Swap Agreements	—	2,437	—	—	2,437
	171,768	2,437	—	—	174,205
Liabilities - Investments in Other Financial Instruments[2]
Centrally Cleared Credit Default Swap Agreements	—	(866)	—	—	(866)
OTC Credit Default Swap Agreements	—	(4,942)	—	—	(4,942)
	—	(5,808)	—	—	(5,808)
PPM Strategic Income Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	4,171,164	—	—	4,171,164
Corporate Bonds And Notes	—	37,673,245	—	—	37,673,245
Senior Loan Interests	—	2,986,888	303,672	—	3,290,560
Government And Agency Obligations	—	2,828,095	—	—	2,828,095
Other Equity Interests	—	—	—	—	—
Common Stocks	329,424	56,063	—	—	385,487
Investment Companies	155,015	—	—	—	155,015
Short Term Investments	5,355,313	—	—	—	5,355,313
	5,839,752	47,715,455	303,672	—	53,858,879
Assets - Investments in Other Financial Instruments[2]
Futures Contracts	112,417	—	—	—	112,417
	112,417	—	—	—	112,417
Liabilities - Investments in Other Financial Instruments[2]
Futures Contracts	(58,044)	—	—	—	(58,044)
	(58,044)	—	—	—	(58,044)
PPM Large Cap Value Fund
Assets - Securities
Common Stocks	6,793,762	—	—	—	6,793,762
Short Term Investments	102,183	—	—	—	102,183
	6,895,945	—	—	—	6,895,945
PPM Mid Cap Value Fund
Assets - Securities
Common Stocks	5,767,409	—	—	—	5,767,409
Short Term Investments	113,299	—	—	—	113,299
	5,880,708	—	—	—	5,880,708

PPMFunds

Schedules of Investments (Unaudited)

September 30, 2018

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Other ¹ ($) .	. Total ($) .
PPM Small Cap Value Fund
Assets - Securities
Common Stocks	10,614,732	—	—	—	10,614,732
Short Term Investments	126,439	—	—	—	126,439
	10,741,171	—	—	—	10,741,171

1 Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments. Although there can be no assurance, in general, the fair value of the investment using the NAV per share practical expedient is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale. As of September 30, 2018, no investments were valued using the NAV per share practical expedient.

2 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

3 Unfunded commitments in PPM Floating Rate Income Fund are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in the Schedules of Investments.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. There were no significant transfers into or out of Level 1, 2 or 3 for the year. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at September 30, 2018.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item  2. Controls and Procedures.

(a)

The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting. There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PPM Funds

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 28, 2018

By:	/s/ Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	November 28, 2018

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.